UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-22027

FundVantage Trust

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

JW Fund Management LLC

1636 N Cedar Crest Blvd.

Suite #161

Allentown, PA 18104

(Name and address of agent for service)

Registrant’s telephone number, including area code:   856-528-3500

Date of fiscal year end: April 30

Date of reporting period: October 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

of
FundVantage Trust
Class A
Class C
Institutional Class
SEMI-ANNUAL REPORT
October 31, 2023
(Unaudited)
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

EIC VALUE FUND
Semi-Annual Report
Performance Data
October 31, 2023
(Unaudited)
Average Annual Total Returns for the Periods Ended October 31, 2023
	Six Months†	1 Year	3 Years	5 Years	10 Years
Class A (with sales charge)	-8.08%	-3.78%	12.58%	7.62%	7.15%
Class A (without sales charge)	-2.72%	1.82%	14.71%	8.84%	7.76%
Russell 3000® Value Index	-4.18%	-0.48%	10.20%	6.38%	7.43%
S&P 500® Index	1.39%	10.14%	10.36%	11.01%	11.18%
Average Annual Total Returns for the Periods Ended October 31, 2023
	Six Months†	1 Year	3 Years	5 Years	10 Years
Class C (with CDSC charge)	-4.05%	0.16%	13.88%	8.02%	6.96%
Class C (without CDSC charge)	-3.08%	1.11%	13.88%	8.02%	6.96%
Russell 3000® Value Index	-4.18%	-0.48%	10.20%	6.38%	7.43%
S&P 500® Index	1.39%	10.14%	10.36%	11.01%	11.18%
Average Annual Total Returns for the Periods Ended October 31, 2023
	Six Months†	1 Year	3 Years	5 Years	10 Years
Institutional Class	-2.59%	2.09%	15.00%	9.10%	8.02%
Russell 3000® Value Index	-4.18%	-0.48%	10.20%	6.38%	7.43%
S&P 500® Index	1.39%	10.14%	10.36%	11.01%	11.18%

†	Not Annualized.
The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the EIC Value Fund (the "Fund") will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (855) 430-6487.
The returns shown for Class A shares reflect a deduction for the maximum front-end sales charge of 5.50%. The returns shown for Class C shares reflect a maximum deferred sales charge of 1.00% if shares are redeemed within 18 months after initial purchase. All of the Fund’s share classes apply a 2.00% fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated September 1, 2023, the Fund’s “Total Annual Fund Operating Expenses” are 1.27%, 2.02% and 1.02%, and the Fund’s “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” are 1.21%, 1.96% and 0.96% for Class A shares, Class C shares and Institutional Class shares, respectively, of the Fund Class’ average daily net assets. The ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. Equity Investment Corporation (the “Adviser”) has contractually agreed to waive or otherwise reduce its annual compensation received from and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), “Acquired Fund Fees and Expenses,” interest, extraordinary items and brokerage commissions, do not exceed 0.95% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2024, unless the Board of Trustees ("Board of Trustees") of the Trust approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the date on which the Adviser reduced its compensation and/or assumed expenses of the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.
Mutual fund investing involves risk, including possible loss of principal. Value investing involves the risk that the Fund’s investing in companies believed to be undervalued will not appreciate as anticipated. The Fund faces the risk of loss or lower investment performance as a result of incorrect estimation or other errors by the Adviser in its fundamental analysis regarding the companies in which the Fund invests.
1

EIC VALUE FUND
Semi-Annual Report
Performance Data (Concluded)
October 31, 2023
(Unaudited)
The Fund evaluates its performance as compared to that of the Standard & Poor’s 500 (“S&P 500®”) Index and the Russell 3000® Value Index. The S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The Russell 3000® Value Index is an unmanaged index that measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000® Index companies with lower price-to-value ratios and lower forecasted growth rates. It is impossible to invest directly in an index.
2

EIC VALUE FUND
Fund Expense Disclosure
October 31, 2023
(Unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (if any) or redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2023 through October 31, 2023 and held for the entire period.
Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Examples for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any) or redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Annualized Expense Ratio	Expenses Paid During Period*
EIC Value Fund
Class A
Actual	$1,000.00	$ 972.80	1.20%	$5.95
Hypothetical (5% return before expenses)	1,000.00	1,019.10	1.20%	6.09
Class C
Actual	$1,000.00	$ 969.20	1.95%	$9.65
Hypothetical (5% return before expenses)	1,000.00	1,015.33	1.95%	9.88
Institutional Class
Actual	$1,000.00	$ 974.10	0.95%	$4.71
Hypothetical (5% return before expenses)	1,000.00	1,020.36	0.95%	4.82

*	Expenses are equal to the Fund’s annualized expense ratio for the six-month period ended October 31, 2023 of 1.20%, 1.95%, and 0.95% for Class A, Class C, and Institutional Class shares, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 366 to reflect the period. The Fund’s ending account values on the first line in each table are based on the actual six-month total returns for the Fund of (2.72%), (3.08%), and (2.59%) for Class A, Class C, and Institutional Class shares, respectively.
3

EIC Value Fund
Portfolio Holdings Summary Table
October 31, 2023
(Unaudited)
The following table presents a summary by sector of the portfolio holdings of the Fund:
	% of Net Assets	Value
COMMON STOCKS:
Financial	25.4%	$ 56,126,440
Consumer, Non-cyclical	22.5	49,817,311
Communications	13.4	29,645,523
Energy	11.7	25,976,505
Industrial	6.6	14,578,951
Consumer, Cyclical	5.8	12,791,402
Basic Materials	3.4	7,492,679
Utilities	3.3	7,266,535
Technology	1.5	3,298,964
Short-Term Investment	6.2	13,729,451
Other Assets in Excess of Liabilities	0.2	492,505
NET ASSETS	100.0%	$221,216,266

Portfolio holdings are subject to change at any time.
The accompanying notes are an integral part of the financial statements.
4

EIC VALUE FUND
Portfolio of Investments
October 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 93.6%
Basic Materials — 3.4%
Barrick Gold Corp.	203,325	$ 3,249,134
PPG Industries, Inc.	34,565	4,243,545
		7,492,679
Communications — 13.4%
AT&T, Inc.	572,300	8,813,420
Cisco Systems, Inc.	77,025	4,015,313
Expedia Group, Inc.*	49,900	4,754,971
Meta Platforms, Inc., Class A*	11,015	3,318,489
Verizon Communications, Inc.	248,885	8,743,330
		29,645,523
Consumer, Cyclical — 5.8%
Dollar General Corp.	37,780	4,497,331
Dollar Tree, Inc.*	40,675	4,518,586
Honda Motor Co. Ltd., SP ADR	122,780	3,775,485
		12,791,402
Consumer, Non-cyclical — 22.5%
Cencora, Inc.	24,066	4,455,820
Global Payments, Inc.	26,150	2,777,653
GSK PLC, SP ADR	230,951	8,244,951
Haleon PLC, SP ADR	20,000	161,800
Ingredion, Inc.	65,960	6,172,537
Johnson & Johnson	5,352	793,915
Kenvue, Inc.	346,839	6,451,205
Medtronic PLC	92,725	6,542,676
PayPal Holdings, Inc.*	73,050	3,783,990
Sanofi, SP ADR	122,255	5,532,039
Unilever PLC, SP ADR	103,500	4,900,725
		49,817,311
Energy — 11.7%
Coterra Energy, Inc.	275,913	7,587,607
Shell PLC, SP ADR	64,125	4,177,103
TotalEnergies SE, SP ADR	102,675	6,838,155
Williams Cos., Inc. (The)	214,350	7,373,640
		25,976,505
Financial — 25.4%
AGNC Investment Corp., REIT	436,315	3,220,005
American Express Co.	23,805	3,476,244
Charles Schwab Corp. (The)	95,890	4,990,116
Globe Life, Inc.	51,410	5,982,068
Hartford Financial Services Group, Inc. (The)	88,575	6,505,834
Jones Lang LaSalle, Inc.*	26,260	3,359,179
NNN REIT, Inc.	90,925	3,303,305
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial — (Continued)
PNC Financial Services Group, Inc. (The)	38,525	$ 4,409,957
Travelers Cos., Inc. (The)	25,475	4,265,534
Truist Financial Corp.	138,392	3,924,797
US Bancorp	189,955	6,055,765
Wells Fargo & Co.	166,800	6,633,636
		56,126,440
Industrial — 6.6%
FedEx Corp.	12,750	3,061,275
General Dynamics Corp.	24,605	5,937,432
Oshkosh Corp.	37,500	3,289,875
United Parcel Service, Inc., Class B	16,215	2,290,369
		14,578,951
Technology — 1.5%
Fidelity National Information Services, Inc.	67,175	3,298,964
Utilities — 3.3%
National Fuel Gas Co.	86,175	4,390,616
PPL Corp.	117,050	2,875,919
		7,266,535
TOTAL COMMON STOCKS (Cost $171,584,981)		206,994,310

SHORT-TERM INVESTMENT — 6.2%
Money Market Fund — 6.2%
Dreyfus Institutional Preferred Treasury Securities Money Market Fund, Hamilton Shares 5.28%(a)	13,729,451	13,729,451
TOTAL SHORT-TERM INVESTMENT (Cost $13,729,451)		13,729,451

TOTAL INVESTMENTS - 99.8% (Cost $185,314,432)		220,723,761
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		492,505
NET ASSETS - 100.0%		$221,216,266

*	Non-income producing.
(a)	Rate disclosed is the 7-day yield at October 31, 2023.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depository Receipt

The accompanying notes are an integral part of the financial statements.
5

EIC VALUE FUND
Statement of Assets and Liabilities
October 31, 2023
(Unaudited)
Assets
Investments, at value (Cost $185,314,432)	$220,723,761
Cash and cash equivalents	9,014
Receivables:
Capital shares sold	79,580
Dividends and interest	758,302
Prepaid expenses and other assets	3,145
Total Assets	221,573,802
Liabilities
Payables:
Investment adviser	125,953
Capital shares redeemed	99,907
Shareholder reporting fees	32,561
Transfer agent fees	30,583
Administration and accounting fees	18,041
Distribution fees (Class A and C Shares)	15,722
Shareholder servicing fees	1,128
Accrued expenses	33,641
Total Liabilities	357,536
Contingencies and Commitments (Note 2)	—
Net Assets	$221,216,266
Net Assets Consisted of:
Capital stock, $0.01 par value	$ 147,148
Paid-in capital	176,833,756
Total distributable earnings	44,235,362
Net Assets	$221,216,266
Class A Shares:
Net assets	$ 20,796,654
Shares outstanding	1,385,623
Net asset value, redemption price per share	$ 15.01
Maximum offering price per share (100/94.50 of $15.01)	$ 15.88
Class C Shares:
Net assets	$ 5,266,157
Shares outstanding	363,528
Net asset value, offering and redemption price per share	$ 14.49
Institutional Class Shares:
Net assets	$195,153,455
Shares outstanding	12,965,653
Net asset value, offering and redemption price per share	$ 15.05
The accompanying notes are an integral part of the financial statements.
6

EIC VALUE FUND
Statement of Operations
For the Six Months Ended October 31, 2023
(Unaudited)
Investment income
Dividends	$ 4,204,392
Less: foreign taxes withheld	(78,275)
Total investment income	4,126,117
Expenses
Advisory fees(Note 2)	865,402
Transfer agent fees(Note 2)	84,888
Administration and accounting fees(Note 2)	74,042
Shareholder reporting fees	33,837
Registration and filing fees	33,799
Trustees’ and officers’ fees(Note 2)	27,260
Distribution fees (Class A)(Note 2)	26,954
Legal fees	22,432
Distribution fees (Class C)(Note 2)	22,110
Audit fees	16,970
Custodian fees(Note 2)	16,894
Shareholder servicing fees (Class C)	7,370
Other expenses	11,131
Total expenses before waivers and reimbursements	1,243,089
Less: waivers and reimbursements(Note 2)	(90,479)
Net expenses after waivers and reimbursements	1,152,610
Net investment income	2,973,507
Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	4,785,584
Net change in unrealized depreciation on investments	(14,579,488)
Net realized and unrealized loss on investments	(9,793,904)
Net decrease in net assets resulting from operations	$ (6,820,397)
The accompanying notes are an integral part of the financial statements.
7

EIC VALUE FUND
Statements of Changes in Net Assets
	For the Six Months Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023
Net increase/(decrease) in net assets from operations:
Net investment income	$ 2,973,507	$ 5,460,473
Net realized gains/(losses) from investments	4,785,584	(4,190,123)
Net change in unrealized appreciation/(depreciation) on investments	(14,579,488)	3,506,318
Net increase/(decrease) in net assets resulting from operations	(6,820,397)	4,776,668
Less dividends and distributions to shareholders from:
Total distributable earnings:
Class A	—	(1,180,466)
Class C	—	(425,777)
Institutional Class	—	(12,910,018)
Net decrease in net assets from dividends and distributions to shareholders	—	(14,516,261)
Increase/(decrease) in net assets derived from capital share transactions (Note 4)	(27,954,850)	29,838,380
Total increase/(decrease) in net assets	(34,775,247)	20,098,787
Net assets
Beginning of period	255,991,513	235,892,726
End of period	$ 221,216,266	$255,991,513
The accompanying notes are an integral part of the financial statements.
8

EIC VALUE FUND
Financial Highlights

Contained below is per share operating performance data for Class A shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the Six Months Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019
Per Share Operating Performance
Net asset value, beginning of period	$ 15.43	$ 16.08	$ 16.48	$ 11.75	$13.98	$ 14.33
Net investment income(1)	0.18	0.31	0.24	0.20	0.23	0.21
Net realized and unrealized gain/(loss) on investments	(0.60)	(0.04)	1.10	5.33	(1.42)	0.68
Total from investment operations	(0.42)	0.27	1.34	5.53	(1.19)	0.89
Dividends and distributions to shareholders from:
Net investment income	—	—	(0.23)	(0.23)	(0.21)	(0.16)
Net realized capital gains	—	(0.92)	(1.51)	(0.57)	(0.83)	(1.08)
Total dividends and distributions to shareholders	—	(0.92)	(1.74)	(0.80)	(1.04)	(1.24)
Redemption fees	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of period	$ 15.01	$ 15.43	$ 16.08	$ 16.48	$11.75	$ 13.98
Total investment return(3)	(2.72)%	1.80%	8.39%	48.52%	(9.54)%	6.86%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$20,797	$21,776	$19,522	$11,784	$8,347	$15,019
Ratio of expenses to average net assets	1.20% (4)	1.20%	1.20%	1.18%	1.15%	1.18%
Ratio of expenses to average net assets without waivers and/or reimbursements	1.28% (4),(5)	1.26% (5)	1.25% (5)	1.32% (5)	1.24% (5)	1.23% (5)
Ratio of net investment income to average net assets	2.38% (4)	1.99%	1.44%	1.45%	1.67%	1.47%
Portfolio turnover rate	26% (6)	39%	33%	41%	36%	42%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.50%. If reflected, the return would be lower.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.
9

EIC VALUE FUND
Financial Highlights (Continued)

Contained below is per share operating performance data for Class C shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class C
	For the Six Months Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019
Per Share Operating Performance
Net asset value, beginning of period	$14.95	$15.72	$16.10	$ 11.52	$ 13.73	$ 14.12
Net investment income(1)	0.12	0.19	0.11	0.09	0.12	0.10
Net realized and unrealized gain/(loss) on investments	(0.58)	(0.04)	1.07	5.22	(1.41)	0.67
Total from investment operations	(0.46)	0.15	1.18	5.31	(1.29)	0.77
Dividends and distributions to shareholders from:
Net investment income	—	—	(0.05)	(0.16)	(0.09)	(0.08)
Net realized capital gains	—	(0.92)	(1.51)	(0.57)	(0.83)	(1.08)
Total dividends and distributions to shareholders	—	(0.92)	(1.56)	(0.73)	(0.92)	(1.16)
Redemption fees	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of period	$14.49	$14.95	$15.72	$ 16.10	$ 11.52	$ 13.73
Total investment return(3)	(3.08)%	1.07%	7.56%	47.46%	(10.30)%	6.05%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$5,266	$6,371	$8,933	$16,926	$17,926	$27,407
Ratio of expenses to average net assets	1.95% (4)	1.95%	1.95%	1.93%	1.90%	1.93%
Ratio of expenses to average net assets without waivers and/or reimbursements	2.03% (4),(5)	2.01% (5)	2.00% (5)	2.07% (5)	1.99% (5)	1.98% (5)
Ratio of net investment income to average net assets	1.63% (4)	1.24%	0.69%	0.70%	0.92%	0.71%
Portfolio turnover rate	26% (6)	39%	33%	41%	36%	42%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return does not reflect any applicable sales charge.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.
10

EIC VALUE FUND
Financial Highlights (Concluded)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019
Per Share Operating Performance
Net asset value, beginning of period	$ 15.45	$ 16.06	$ 16.46	$ 11.73	$ 13.97	$ 14.37
Net investment income(1)	0.20	0.35	0.28	0.23	0.26	0.24
Net realized and unrealized gain/(loss) on investments	(0.60)	(0.04)	1.10	5.32	(1.42)	0.69
Total from investment operations	(0.40)	0.31	1.38	5.55	(1.16)	0.93
Dividends and distributions to shareholders from:
Net investment income	—	—	(0.27)	(0.25)	(0.25)	(0.25)
Net realized capital gains	—	(0.92)	(1.51)	(0.57)	(0.83)	(1.08)
Total dividends and distributions to shareholders	—	(0.92)	(1.78)	(0.82)	(1.08)	(1.33)
Redemption fees	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of period	$ 15.05	$ 15.45	$ 16.06	$ 16.46	$ 11.73	$ 13.97
Total investment return(3)	(2.59)%	2.06%	8.64%	48.85%	(9.36)%	7.16%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$195,153	$227,844	$207,437	$148,961	$113,292	$173,468
Ratio of expenses to average net assets	0.95% (4)	0.95%	0.95%	0.93%	0.90%	0.93%
Ratio of expenses to average net assets without waivers and/or reimbursements	1.03% (4)(5)	1.01% (5)	1.00% (5)	1.07% (5)	0.99% (5)	0.99% (5)
Ratio of net investment income to average net assets	2.63% (4)	2.24%	1.69%	1.70%	1.91%	1.72%
Portfolio turnover rate	26% (6)	39%	33%	41%	36%	42%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.
11

EIC VALUE FUND
Notes to Financial Statements
October 31, 2023
(Unaudited)
1. Organization and Significant Accounting Policies
The EIC Value Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced operations on May 1, 2011. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares: Class A, Class C, Institutional Class and Retail Class shares. Class A shares are sold subject to a front-end sales charge of 5.50%. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”) may be applicable to the redemption of Class A and Class C shares. A CDSC, as a percentage of the lower of the original purchase price or net asset value at redemption, of up to 1.00% may be imposed on full or partial redemptions of Class A shares made within eighteen months of purchase where: (i) $1 million or more of Class A shares were purchased without an initial sales charge, and (ii) the Fund’s principal underwriter, Foreside Funds Distributors LLC (the “Underwriter”), paid a commission to the selling broker-dealer for such sale. A CDSC of up to 1.00% is assessed on redemptions of Class C Shares made within eighteen months after the initial purchase where the broker-dealer was paid a commission for such sale. Class C shares of the Fund will automatically convert into Class A shares of the Fund after they have been held for eight years. As of October 31, 2023, the Retail Class Shares have not been issued.
The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Portfolio Valuation – The EIC Value Fund’s (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by the Adviser as "valuation designee" under the oversight of the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
12

EIC VALUE FUND
Notes to Financial Statements (Continued)
October 31, 2023
(Unaudited)
The following is a summary of the inputs used, as of October 31, 2023, in valuing the Fund's investments carried at fair value:
	Total Value at 10/31/23	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Common Stocks*	$ 206,994,310	$ 206,994,310	$ —	$ —
Short-Term Investments*	13,729,451	13,729,451	—	—
Total Assets	$ 220,723,761	$ 220,723,761	$ —	$ —

*	Please refer to Portfolio of Investments for further details on portfolio holdings.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.
For the six months ended October 31, 2023, there were no transfers in or out of Level 3.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The Fund may be subject to foreign taxes on income, a portion of which may be recoverable. The Fund applies for refunds where available. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund under methodologies approved by the Board Trustees. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.
13

EIC VALUE FUND
Notes to Financial Statements (Continued)
October 31, 2023
(Unaudited)
Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
2.  Transactions with Related Parties and Other Service Providers
Equity Investment Corporation (“EIC” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.75% of the Fund’s average daily net assets under $500 million; 0.65% of the Fund’s average daily net assets of $500 million or more, but less than $1 billion; and 0.50% of the Fund’s average daily net assets of $1 billion and over. The Adviser has contractually agreed to waive or otherwise reduce its annual compensation received from and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, “Acquired Fund Fees and Expenses,” interest, extraordinary items and brokerage commissions, do not exceed 0.95% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2024, unless the Board of Trustees of the Trust approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the date on which the Adviser reduced its compensation and/or assumed expenses of the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.
As of October 31, 2023, the amount of potential recovery was as follows:
Expiration
04/30/2024	04/30/2025	04/30/2026	10/31/2026	Total
$78,622	$104,148	$151,677	$90,479	$424,926
For the six months ended October 31, 2023, the Adviser earned advisory fees of $865,402 and waived fees of $90,479.
The Fund has not recorded a commitment or contingent liability at October 31, 2023.
Other Service Providers
The Bank of New York Mellon ("BNY Mellon") serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Fund. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
14

EIC VALUE FUND
Notes to Financial Statements (Continued)
October 31, 2023
(Unaudited)
The Trust, on behalf of the Fund, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Fund and have agreed to compensate the intermediaries for providing those services. The fees incurred by the Fund for these services are included in Transfer agent fees in the Statement of Operations.
Foreside Funds Distributors LLC (the "Underwriter") provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.
The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A and Class C shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A and Class C shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% and 1.00% (0.75% Rule 12b-1 distribution fee and 0.25% shareholder service fee) on an annualized basis of the average daily net assets of the Fund’s Class A and Class C shares, respectively.
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.
JW Fund Management LLC ("JWFM") provides a Principal Executive Officer and Principal Financial Officer to the Trust. Chenery Compliance Group, LLC ("Chenery") provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Chenery are compensated for their services provided to the Trust.
3. Investment in Securities
For the six months ended October 31, 2023, aggregated purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:
	Purchases	Sales
Investment Securities	$55,201,242	$83,205,155
4. Capital Share Transactions
For the six months ended October 31, 2023 and the year ended April 30, 2023, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Six Months Ended October 31, 2023 (Unaudited)		For the Year Ended April 30, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	102,492	$ 1,583,415	326,841	$ 5,075,997
Reinvestments	—	—	71,941	1,089,899
Redemption Fees*	—	267	—	411
Redemptions	(128,182)	(1,975,004)	(201,732)	(3,117,450)
Net increase/(decrease)	(25,690)	$ (391,322)	197,050	$ 3,048,857
15

EIC VALUE FUND
Notes to Financial Statements (Continued)
October 31, 2023
(Unaudited)
	For the Six Months Ended October 31, 2023 (Unaudited)		For the Year Ended April 30, 2023
	Shares	Amount	Shares	Amount

Class C
Sales	25,245	$ 382,081	108,951	$ 1,656,613
Reinvestments	—	—	27,557	405,649
Redemption Fees*	—	77	—	144
Redemptions	(87,936)	(1,307,891)	(278,587)	(4,186,873)
Net decrease	(62,691)	$ (925,733)	(142,079)	$ (2,124,467)

Institutional Class
Sales	1,242,654	$ 19,356,823	4,735,378	$ 73,679,118
Reinvestments	—	—	788,658	11,956,048
Redemption Fees*	—	2,646	—	4,516
Redemptions	(3,020,321)	(45,997,264)	(3,695,740)	(56,725,692)
Net increase/(decrease)	(1,777,667)	$(26,637,795)	1,828,296	$ 28,913,990

Total net increase/(decrease)	(1,866,048)	$(27,954,850)	1,883,267	$ 29,838,380

*	There is a 2.00% redemption fee that may be charged on shares redeemed which have been held 30 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.
5. Federal Tax Information
The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
For the year ended April 30, 2023, the tax character of distributions paid by the Fund was $464 of ordinary income dividends and $14,515,797 of long-term capital gains dividends. For the year ended April 30, 2022, the tax character of distributions paid by the Fund was $3,658,880 of ordinary income dividends and $15,659,764 of long-term capital gains dividends. Distributions from net investment income and short-term gains are treated as ordinary income for federal income tax purposes.
Capital Loss Carryforward	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)
$(4,201,943)	$5,383,631	$49,874,071

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.
16

EIC VALUE FUND
Notes to Financial Statements (Concluded)
October 31, 2023
(Unaudited)
As of October 31, 2023, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:
Federal Tax Cost*	$185,314,432
Unrealized Appreciation	40,326,262
Unrealized Depreciation	(4,916,933)
Net Unrealized Appreciation	$ 35,409,329

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.
Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2023, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2023. For the year ended April 30, 2023, the Fund had no post October capital loss deferrals or late year ordinary loss deferrals.
Accumulated capital losses represent net capital loss carryforwards as of April 30, 2023 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of October 31, 2023, the Funds’ capital loss carryforward, which were comprised of both short-term losses and long-term losses, and had an unlimited period of capital loss carryover were as follows:
6. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
17

EIC VALUE FUND
Statement Regarding Liquidity Risk Management Program
(Unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Board of Trustees (the “Board”) of FundVantage Trust, on behalf of the EIC Value Fund (the “Fund”), met on September 18-19, 2023 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the Fund, pursuant to the Liquidity Rule. The Board has appointed a committee of individuals to serve as the program administrator for the Fund’s Program (the “Program Committee”). At the Meeting, the Program Committee provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation and any material changes to the Program as of June 30, 2023 (the “Report”).
The Report described the Program’s liquidity classification methodology. It also described the Program Committee’s methodology in determining whether a Highly Liquid Investment Minimum (a “HLIM”) is necessary and noted that, given the composition of the Fund’s portfolio holdings, a HLIM was not currently required for the Fund.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing liquidity risk, as follow:
A. The Fund’s investment strategy and liquidity of Fund investments during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed the Fund’s strategy and its determination that the strategy remains appropriate for an open-end fund structure. This determination was based on the Fund’s holdings of Highly Liquid Investments, the diversification of holdings and the related average position size of the holdings.
B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed historical net redemption activity and noted that it used this information as a component to establish the Fund’s reasonably anticipated trading size. The Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Program Committee also took into consideration the Fund’s shareholder ownership concentration and the fact that the shares of the Fund are offered through intermediaries. The intermediary agreements increase the likelihood of large unanticipated redemptions, meaning a Fund may not have the ability to conduct an orderly sale of portfolio securities. The amount of assets a Fund has on these platforms is a significant factor in the ability of the Fund to meet redemption expectations. In light of the Fund’s holdings, it was noted that the Fund maintains a high level of liquidity to meet shareholder redemptions under both normal and stressed market conditions.
C. Holdings of cash and cash equivalents, as well as borrowing arrangements: As part of the Report, the Program Committee reviewed any changes in the Fund’s cash and cash equivalents positions in response to current/anticipated redemption activity or market conditions. It was noted that the Fund does not currently have a borrowing or other credit funding arrangement.
18

EIC VALUE FUND
Other Information
(Unaudited)
Proxy Voting
Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (855) 430-6487 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.
Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) as an exhibit to its reports on Form N-PORT. The Fund's portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.
19

Investment Adviser
Equity Investment Corporation
1776 Peachtree Street, NW
Suite 600S
Atlanta, GA 30309
Administrator
The Bank of New York Mellon
301 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Principal Underwriter
Foreside Funds Distributors LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103-7096
Legal Counsel
Troutman Pepper Hamilton Sanders LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
EIC-1023

Pacific Capital Tax-Free Securities Fund
Pacific Capital Tax-Free Short Intermediate Securities Fund
of
FundVantage Trust
Class Y
SEMI-ANNUAL REPORT
October 31, 2023
(Unaudited)
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Semi-Annual Report
Performance Data
October 31, 2023
(Unaudited)
Investment Style
High-quality, intermediate-term, tax-exempt
Investment Objective
The Pacific Capital Tax-Free Securities Fund (the “Fund”) seeks high current income that is exempt from federal and Hawaii income tax by normally investing at least 80% of its net assets in investment grade municipal obligations. The Fund normally invests greater than 50% of its assets in Hawaii municipal obligations — debt securities issued by or on behalf of the State of Hawaii and its political subdivisions, agencies and instrumentalities that pay interest which is exempt from Hawaii income tax as well as federal income tax.
Investment Considerations
Income received from the Fund may be subject to certain state and local taxes and, depending on one’s tax status, to the federal alternative minimum tax. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Generally, bond prices and values fall when interest rates rise, and vice versa. The longer the average maturity of the Fund’s portfolio, the greater the fluctuation in value. Since the Fund invests significantly in securities of issuers in Hawaii, it will also be affected by a variety of Hawaii’s economic and political factors. The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating.
Investment Process
•  Top-down macroeconomic analysis of interest rate trends
•  Bottom-up credit research to identify high quality bonds
Investment Management
Advised by Asset Management Group of Bank of Hawaii (“AMG”)
• As of October 31, 2023, AMG managed $732.3 million in mutual fund assets. In addition, AMG personnel also managed approximately $412.4 million in assets on behalf of Bank of Hawaii clients.
1

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Semi-Annual Report
Performance Data (Concluded)
October 31, 2023
(Unaudited)
Average Annual Total Returns for the Periods Ended October 31, 2023

	Six Months†	1 Year	3 Years	5 Years	10 Years
Class Y	-4.46%	1.17%	-2.45%	0.91%	1.70%
Bloomberg Hawaii Municipal Bond Index	-4.99%	1.47%	-2.53%	0.95%	1.88%

†	Not Annualized.
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost; and current performance may be lower or higher than the performance data quoted. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. To obtain performance information current to the most recent month end, please call (888) 678-6034.
As stated in the current prospectus dated September 1, 2023, as supplemented, the Fund’s “Total Annual Fund Operating Expenses” are 0.34%, and the Fund’s “Total Annual Fund Operating Expenses After Fee Waiver” are 0.14%, of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered in this report. The Adviser has contractually agreed to waive its advisory fee (the “Waiver”) until August 31, 2025. The Waiver may not be terminated at any time prior to that date without the consent of the Board of Trustees of FundVantage Trust (the “Trust”).
Total returns reflect the waiver of advisory fees. Had these waivers not been in effect, performance quoted would have been lower.
The performance of the Fund is measured against the Bloomberg Hawaii Municipal Bond Index, a rules-based, market-value weighted index engineered for the long-term tax-exempt Hawaii bond market. The index has four main sectors: general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.
The Fund is distributed by Foreside Funds Distributors LLC.
All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund.
2

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Semi-Annual Report
Performance Data
October 31, 2023
(Unaudited)
Investment Style
High-quality, short-intermediate term, tax-exempt
Investment Objective
The Pacific Capital Tax-Free Short Intermediate Securities Fund (the “Fund”) seeks high current income that is exempt from federal and Hawaii income tax by normally investing at least 80% of its net assets in investment grade municipal obligations. The Fund normally invests greater than 50% of its assets in Hawaii municipal obligations — debt securities issued by or on behalf of the State of Hawaii and its political subdivisions, agencies and instrumentalities that pay interest which is exempt from Hawaii income tax as well as federal income tax. The Fund seeks to provide greater price stability than a long-term bond fund.
Investment Considerations
Income received from the Fund may be subject to certain state and local taxes and, depending on one’s tax status, to the federal alternative minimum tax. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Generally, bond prices and values fall when interest rates rise, and vice versa. Intermediate term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return. Since the Fund invests significantly in securities of issuers in Hawaii, it will also be affected by a variety of Hawaii’s economic and political factors. The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating.
Investment Process
•  Top-down macroeconomic analysis of interest rate trends
•  Bottom-up credit research to identify high quality bonds
Investment Management
Advised by Asset Management Group of Bank of Hawaii (“AMG”)
• As of October 31, 2023, AMG managed $732.3 million in mutual fund assets. In addition, AMG personnel also managed approximately $412.4 million in assets on behalf of Bank of Hawaii clients.
3

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Semi-Annual Report
Performance Data (Concluded)
October 31, 2023
(Unaudited)
Average Annual Total Returns for the Periods Ended October 31, 2023

	Six Months†	1 Year	3 Years	5 Years	10 Years
Class Y	-3.44%	-0.31%	-1.41%	0.50%	0.64%
Bloomberg Hawaii 3-Year Municipal Bond Index	-2.42%	0.15%	-1.61%	0.49%	0.63%

†	Not Annualized.
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost; and current performance may be lower or higher than the performance data quoted. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. To obtain performance information current to the most recent month end, please call (888) 678-6034.
As stated in the current prospectus dated September 1, 2023, as supplemented, the Fund’s “Total Annual Fund Operating Expenses” are 0.57%, and the Fund’s “Total Annual Fund Operating Expenses After Fee Waiver” are 0.37%, of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered in this report. The Adviser has contractually agreed to waive its advisory fee (the “Waiver”) until August 31, 2025. The Waiver may not be terminated at any time prior to that date without the consent of the Board of Trustees of FundVantage Trust (the “Trust”).
Total returns reflect the waiver of advisory fees. Had these waivers not been in effect, performance quoted would have been lower.
The performance of the Fund is measured against the Bloomberg Hawaii 3-Year Municipal Bond Index, which is the 2-4 year component of the Bloomberg Hawaii Municipal Bond Index and is a rules-based, market-value weighted index engineered for the Hawaii tax-exempt bond market. The index has four main sectors: general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.
The Fund is distributed by Foreside Funds Distributors LLC.
All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund.
4

PACIFIC CAPITAL FUNDS
Fund Expense Disclosure
October 31, 2023
(Unaudited)
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2023 through October 31, 2023 and held for the entire period.
Actual Expenses
The first line of each accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Examples for Comparison Purposes
The second line of each accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund(s) and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any) or redemption fees. Therefore, the second line of each accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Annualized Expense Ratio	Expenses Paid During Period*
Pacific Capital Tax-Free Securities Fund
Class Y
Actual	$1,000.00	$ 955.40	0.13%	$0.64
Hypothetical (5% return before expenses)	1,000.00	1,024.48	0.13%	0.66
Pacific Capital Tax-Free Short Intermediate Securities Fund
Class Y
Actual	$1,000.00	$ 965.60	0.39%	$1.93
Hypothetical (5% return before expenses)	1,000.00	1,023.18	0.39%	1.98

*	Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2023 of 0.13% for the Pacific Capital Tax-Free Securities Fund and 0.39% for the Pacific Capital Tax-Free Short Intermediate Securities Fund, multiplied by average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 366 to reflect the period. The Funds’ ending account values on the first line in each table are based on the actual six-month total returns of (4.46)% for the Pacific Capital Tax-Free Securities Fund and (3.44)% for the Pacific Capital Tax-Free Short Intermediate Securities Fund.
5

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio Holdings Summary Table
October 31, 2023
(Unaudited)
The following table presents a summary by credit quality of the portfolio holdings of the Fund:
Credit Quality:	% of Total Investments
Pre-refunded/Escrowed to Maturity	1.79%
Aaa	7.89
Aa	77.43
A	10.11
Baa	0.32
Ba	1.96
Cash	0.50
Total	100.00%

Portfolio holdings are subject to change at any time.
Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Fund will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Fund, and not the Fund itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.
The accompanying notes are an integral part of the financial statements.
6

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments
October 31, 2023
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — 98.6%
Arizona — 2.5%
State of Arizona Distribution Revenue, Civic Plaza, Convertible CAB, OID, Series B, 5.50%, 07/01/31, (NATL-RE Insured)	5,000,000	5,554,928
California — 1.9%
Norwalk-La Mirada Unified School District GO, CAB, OID, Series B 0.00%, 08/01/27, (AGM-CR, FGIC Insured)(a)	5,000,000	4,275,718
Hawaii — 92.3%
Hawaii County GO, Callable 09/01/33 at 100, 5.00%, 09/01/41	2,350,000	2,442,931
Hawaii County GO, Series A, Refunding, Callable 03/01/27 at 100, 5.00%, 09/01/31	2,545,000	2,633,205
Hawaii County GO, Series A, Refunding, Callable 03/01/27 at 100, 5.00%, 09/01/34	4,775,000	4,923,918
Hawaii County GO, Series A, Refunding, Callable 09/01/30 at 100, 4.00%, 09/01/40	1,000,000	894,402
Hawaii Housing Finance & Development Corp. Revenue, Multi-Family Housing, Iwilei Apartments, Series A, Callable 11/21/23 at 100, 3.75%, 01/01/31	3,120,000	3,075,246
Hawaii State Airports System Revenue, AMT, OID, COP, Callable 11/21/23 at 100, 5.00%, 08/01/28	400,000	399,515
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/25 at 100, 5.00%, 07/01/41	4,000,000	3,882,333
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/28 at 100, 5.00%, 07/01/33	500,000	505,621
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/28 at 100, 5.00%, 07/01/48	1,500,000	1,418,637
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/30 at 100, 4.00%, 07/01/35	2,000,000	1,864,348
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/32 at 100, 5.00%, 07/01/51	2,000,000	1,872,564
Hawaii State Airports System Revenue, Series B, OID, Callable 07/01/25 at 100, 4.00%, 07/01/45	50,000	43,394
Hawaii State Airports System Revenue, Series C, Callable 07/01/30 at 100, 5.00%, 07/01/50	130,000	128,400
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series A, Refunding, Callable 07/01/33 at 100, 5.00%, 07/01/34	2,310,000	2,395,753
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series A, Refunding, Callable 07/01/33 at 100, 5.00%, 07/01/35	2,430,000	2,500,375
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series A, Refunding, Callable 07/01/33 at 100, 5.00%, 07/01/36	2,550,000	2,606,392
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series B, Refunding, 5.00%, 07/01/31	2,715,000	2,873,198

The accompanying notes are an integral part of the financial statements.
7

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
October 31, 2023
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, Callable 10/01/24 at 100, 3.50%, 10/01/49	2,750,000	1,617,327
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, MWC, Refunding, Callable 07/01/29 at 100, 3.20%, 07/01/39	4,200,000	2,696,543
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Project, Refunding, 4.00%, 01/01/30	225,000	211,854
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Project, Refunding, Callable 01/01/30 at 100, 4.00%, 01/01/31	525,000	489,136
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/35	10,000,000	9,911,518
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, COP, Callable 11/01/27 at 100, 5.00%, 11/01/28	1,170,000	1,219,725
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, COP, Callable 11/01/27 at 100, 5.00%, 11/01/30	800,000	831,295
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, COP, Callable 11/01/27 at 100, 5.00%, 11/01/31	815,000	845,660
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, 5.00%, 04/01/24	500,000	502,066
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 04/01/28	945,000	975,025
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 04/01/32	335,000	342,210
Hawaii State GO, Series EO, Callable 08/01/24 at 100, 5.00%, 08/01/32	1,285,000	1,290,756
Hawaii State GO, Series EO, Prerefunded, Callable 08/01/24 at 100, 5.00%, 08/01/26	140,000	141,126
Hawaii State GO, Series EO, Unrefunded portion, Callable 08/01/24 at 100, 5.00%, 08/01/26	2,660,000	2,680,502
Hawaii State GO, Series EP, Refunding, 5.00%, 08/01/24	1,000,000	1,008,341
Hawaii State GO, Series EY, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/27	1,040,000	1,059,439
Hawaii State GO, Series FB, 5.00%, 04/01/25	5,000,000	5,076,397
Hawaii State GO, Series FB, Callable 04/01/26 at 100, 4.00%, 04/01/29	2,000,000	2,000,818
Hawaii State GO, Series FG, Callable 10/01/26 at 100, 5.00%, 10/01/30	7,000,000	7,199,107
Hawaii State GO, Series FG, Callable 10/01/26 at 100, 4.00%, 10/01/35	1,000,000	959,681
Hawaii State GO, Series FK, Callable 05/01/27 at 100, 5.00%, 05/01/33	2,500,000	2,578,993

The accompanying notes are an integral part of the financial statements.
8

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
October 31, 2023
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series FK, Callable 05/01/27 at 100, 4.00%, 05/01/37	2,000,000	1,867,369
Hawaii State GO, Series FT, Callable 01/01/28 at 100, 5.00%, 01/01/36	4,000,000	4,145,395
Hawaii State GO, Series FT, Callable 01/01/28 at 100, 5.00%, 01/01/38	2,845,000	2,911,827
Hawaii State GO, Series FW, Callable 01/01/29 at 100, 4.00%, 01/01/34	2,000,000	1,965,209
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 07/01/30 at 100, 4.00%, 07/01/33	1,500,000	1,400,971
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 07/01/30 at 100, 4.00%, 07/01/37	5,000,000	4,476,546
Hawaii State Harbor System Revenue, Series C, Refunding, Callable 07/01/30 at 100, 4.00%, 07/01/39	3,065,000	2,729,564
Hawaii State Highway Fund Revenue, Callable 01/01/31 at 100, 5.00%, 01/01/37	5,000,000	5,272,187
Hawaii State Highway Fund Revenue, Callable 01/01/31 at 100, 5.00%, 01/01/40	1,295,000	1,340,729
Hawaii State Highway Fund Revenue, Series A, Callable 01/01/29 at 100, 5.00%, 01/01/37	3,500,000	3,632,577
Hawaii State Highway Fund Revenue, Series A, Callable 07/01/24 at 100, 5.00%, 01/01/31	800,000	805,647
Honolulu City & County Board of Water Supply System Revenue, Callable 07/01/33 at 100, 5.00%, 07/01/48	4,645,000	4,733,868
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/29	1,170,000	1,250,321
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/30	200,000	214,995
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/30 at 100, 4.00%, 07/01/35	1,770,000	1,745,440
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/31 at 100, 3.00%, 07/01/34	650,000	559,459
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/31 at 100, 4.00%, 07/01/36	1,010,000	957,892
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/31 at 100, 5.00%, 07/01/50	3,515,000	3,564,040
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/32 at 100, 5.00%, 07/01/48	4,290,000	4,382,864
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, Callable 07/01/24 at 100, 5.00%, 07/01/25	1,500,000	1,510,910
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, Callable 07/01/24 at 100, 5.00%, 07/01/26	65,000	65,484

The accompanying notes are an integral part of the financial statements.
9

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
October 31, 2023
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, Callable 07/01/24 at 100, 5.00%, 07/01/27	850,000	856,334
Honolulu City & County GO, Series A, Callable 09/01/27 at 100, 5.00%, 09/01/41	1,390,000	1,405,379
Honolulu City & County GO, Series A, Callable 09/01/28 at 100, 5.00%, 09/01/34	200,000	209,442
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/31	2,175,000	2,211,237
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/35	3,075,000	3,118,308
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/37	1,000,000	1,008,408
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/38	1,040,000	1,047,038
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/39	1,000,000	1,005,676
Honolulu City & County GO, Series A, Callable 12/01/23 at 100, 4.00%, 11/01/37	1,000,000	924,549
Honolulu City & County GO, Series B, Callable 07/01/32 at 100, 5.00%, 07/01/43	3,960,000	4,045,681
Honolulu City & County GO, Series C, Callable 07/01/30 at 100, 5.00%, 07/01/42	345,000	351,746
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series C, Callable 07/01/30 at 100, 5.00%, 07/01/45	1,000,000	1,013,094
Honolulu City & County GO, Series C, Callable 08/01/29 at 100, 4.00%, 08/01/36	1,400,000	1,324,122
Honolulu City & County GO, Series C, Callable 08/01/29 at 100, 4.00%, 08/01/43	2,000,000	1,749,134
Honolulu City & County GO, Series C, Callable 08/01/29 at 100, 5.00%, 08/01/44	1,830,000	1,854,194
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/29	4,115,000	4,188,874
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 4.00%, 10/01/33	500,000	490,859
Honolulu City & County GO, Series E, OID, Refunding, Callable 09/01/27 at 100, 3.00%, 09/01/31	250,000	225,980
Honolulu City & County GO, Series E, Refunding, Callable 09/01/27 at 100, 5.00%, 09/01/30	1,500,000	1,564,111
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Series A, Callable 07/01/29 at 100, 4.00%, 07/01/34	2,130,000	2,085,674
Honolulu City & County Wastewater System Revenue, Junior Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/30	4,000,000	4,066,031

The accompanying notes are an integral part of the financial statements.
10

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
October 31, 2023
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series A, Callable 01/01/28 at 100, 5.00%, 07/01/36	2,000,000	2,063,902
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series A, Callable 07/01/25 at 100, 5.00%, 07/01/29	395,000	402,799
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series B, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/26	1,000,000	1,018,123
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series B, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/27	325,000	330,785
Honolulu City & County Wastewater System Revenue, Senior Lien, Green Bond, Callable 07/01/33 at 100, 5.25%, 07/01/53	10,000,000	10,288,360
Honolulu City & County Wastewater System Revenue, Senior Series B, Refunding, Callable 07/01/26 at 100, 5.00%, 07/01/35	125,000	127,880
Honolulu City & County Wastewater System Revenue, Series A, Senior Green Bond, Callable 07/01/32 at 100, 5.25%, 07/01/51	5,000,000	5,142,088
Kauai County GO, 5.00%, 08/01/27	250,000	261,439
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 08/01/31	250,000	259,375
Kauai County GO, Callable 08/01/27 at 100, 4.00%, 08/01/33	295,000	294,560
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 08/01/37	40,000	41,009
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Kauai County GO, Refunding, Callable 08/01/27 at 100, 5.00%, 08/01/42	775,000	786,502
Kauai County GO, Series A, Refunding, 5.00%, 08/01/24	930,000	937,962
Maui County GO, Callable 03/01/31 at 100, 4.00%, 03/01/38	1,020,000	932,729
Maui County GO, Refunding, 5.00%, 09/01/25	500,000	510,325
Maui County GO, Refunding, 5.00%, 03/01/28	1,175,000	1,235,480
Maui County GO, Refunding, 5.00%, 09/01/28	1,070,000	1,131,723
Maui County GO, Refunding, Callable 03/01/30 at 100, 3.00%, 03/01/31	500,000	455,079
Maui County GO, Refunding, Callable 03/01/30 at 100, 5.00%, 03/01/32	415,000	443,604
Maui County GO, Refunding, Callable 09/01/25 at 100, 3.00%, 09/01/32	195,000	173,793
Maui County GO, Refunding, Callable 09/01/28 at 100, 4.00%, 09/01/31	5,305,000	5,323,285
University of Hawaii Revenue, Series B, Refunding, 4.00%, 10/01/24	165,000	165,084
University of Hawaii Revenue, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/34	600,000	609,665
University of Hawaii Revenue, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/35	1,000,000	1,014,819
University of Hawaii Revenue, Series E, Refunding, 5.00%, 10/01/24	3,000,000	3,028,171
University of Hawaii Revenue, Series E, Refunding, Callable 10/01/26 at 100, 5.00%, 10/01/31	1,000,000	1,022,637

The accompanying notes are an integral part of the financial statements.
11

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Concluded)
October 31, 2023
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/01/36	3,000,000	3,088,216
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/01/37	2,000,000	2,047,094
		205,513,404
Texas — 1.9%
Dallas Independent School District GO, Series A, Prerefunded, Callable 08/15/24 at 100, 5.00%, 08/15/29, (PSF-GTD Insured)	2,465,000	2,485,861
Houston City Combined Utility System Revenue, Unrefunded Balance CAB, OID, Junior Series A, Refunding 0.00%, 12/01/27, (AGM Insured)(a)	2,000,000	1,681,267
		4,167,128
TOTAL MUNICIPAL BONDS (Cost $237,880,092)		219,511,178
	Shares
REGISTERED INVESTMENT COMPANY — 0.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.23%(b)	1,080,646	1,080,646
TOTAL REGISTERED INVESTMENT COMPANY (Cost $1,080,646)		1,080,646

TOTAL INVESTMENTS - 99.1% (Cost $238,960,738)		220,591,824
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		1,909,218
NET ASSETS - 100.0%		$222,501,042

(a)	Zero coupon bond.
(b)	Rate disclosed is the 7-day yield at October 31, 2023.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	Assured Guaranty Municipal Corp. Custodial Receipts
AMT	Alternative Minimum Tax
CAB	Capital Appreciation Bond
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
MWC	Make Whole Callable
NATL-RE	National Reinsurance Corp.
OID	Original Issue Discount
PSF-GTD	Permanent School Fund Guaranteed

The accompanying notes are an integral part of the financial statements.
12

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio Holdings Summary Table
October 31, 2023
(Unaudited)
The following table presents a summary by credit quality of the portfolio holdings of the Fund:
Credit Quality:	% of Total Investments
Pre-refunded/Escrowed to Maturity	12.06%
Aaa	4.94
Aa	60.68
A	19.62
Baa	0.63
Ba	0.87
Cash	1.20
Total	100.00%

Portfolio holdings are subject to change at any time.
Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Fund will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Fund, and not the Fund itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.
The accompanying notes are an integral part of the financial statements.
13

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments
October 31, 2023
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — 97.8%
Colorado — 2.9%
Regional Transportation District, Series A, Refunding, COP, Callable 12/01/23 at 100, 5.00%, 06/01/24	1,305,000	1,306,668
Florida — 2.3%
Florida Housing Finance Corp. Revenue, Series 1, Callable 07/01/29 at 100, 2.00%, 07/01/32, (GNMA/FNMA/FHLMC Collateralized)	170,000	137,161
Miami-Dade Water & Sewer System Revenue County, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/26	900,000	915,161
		1,052,322
Georgia — 0.7%
Atlanta Department of Aviation Revenue, Series 1, Green Bond, Callable 07/01/33 at 100, 5.00%, 07/01/38	300,000	312,637
Hawaii — 74.5%
Hawaii County GO, Refunding, Callable 09/01/33 at 100, 5.00%, 09/01/40	3,000,000	3,131,726
Hawaii County GO, Series A, Callable 03/01/27 at 100, 5.00%, 09/01/28	445,000	462,822
Hawaii County GO, Series A, Refunding, 5.00%, 09/01/24	320,000	323,057
Hawaii County GO, Series A, Refunding, Callable 03/01/26 at 100, 5.00%, 09/01/26	200,000	205,561
Hawaii County GO, Series A, Refunding, Callable 03/01/26 at 100, 5.00%, 09/01/27	525,000	539,599
Hawaii County GO, Series A, Refunding, Callable 03/01/26 at 100, 5.00%, 09/01/29	450,000	462,513
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, AMT, COP, Callable 11/21/23 at 100, 5.00%, 08/01/27	300,000	299,572
Hawaii State Airports System Revenue, Series B, 5.00%, 07/01/27	910,000	948,059
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series A, Refunding, 5.00%, 07/01/28	1,640,000	1,727,605
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series B, Refunding, 5.00%, 07/01/24	2,455,000	2,479,417
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series B, Refunding, 5.00%, 07/01/28	500,000	526,709
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, Refunding, 3.25%, 01/01/25	500,000	388,107
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Project, Refunding, 4.00%, 01/01/25	20,000	19,762
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Project, Refunding, 4.00%, 01/01/26	25,000	24,436
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Project, Refunding, 4.00%, 01/01/30	250,000	235,393
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, 5.00%, 07/01/24	100,000	100,608

The accompanying notes are an integral part of the financial statements.
14

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments (Continued)
October 31, 2023
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, 5.00%, 07/01/25	400,000	405,894
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/27	550,000	556,446
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/35	1,000,000	991,152
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, 5.00%, 04/01/24	25,000	25,103
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, 5.00%, 04/01/27	100,000	103,795
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 04/01/29	55,000	56,553
Hawaii State GO, Series EO, Prerefunded 08/01/24 at 100, 5.00%, 08/01/27	10,000	10,080
Hawaii State GO, Series EO, Prerefunded 08/01/24 at 100, 5.00%, 08/01/28	20,000	20,161
Hawaii State GO, Series EO, Prerefunded 08/01/24 at 100, 5.00%, 08/01/29	30,000	30,241
Hawaii State GO, Series ET, OID, Prerefunded 10/01/25 at 100, 3.25%, 10/01/32	25,000	24,731
Hawaii State GO, Series FT, Callable 01/01/28 at 100, 5.00%, 01/01/30	30,000	31,362
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, 5.00%, 07/01/26	500,000	507,942
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, 5.00%, 07/01/28	120,000	123,560
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 07/01/30 at 100, 4.00%, 07/01/31	1,000,000	952,901
Hawaii State Harbor System Revenue, Series C, Refunding, 5.00%, 07/01/29	400,000	423,262
Hawaii State Highway Fund Revenue, Series A, 4.00%, 01/01/24	500,000	500,057
Hawaii State Highway Fund Revenue, Series A, Callable 07/01/24 at 100, 5.00%, 01/01/25	555,000	559,001
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/27	1,000,000	1,044,609
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, Callable 07/01/24 at 100, 5.00%, 07/01/26	150,000	151,118
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, Callable 07/01/24 at 100, 5.00%, 07/01/27	305,000	307,273
Honolulu City & County GO, Series A, Callable 07/01/33 at 100, 5.00%, 07/01/40	1,000,000	1,039,325
Honolulu City & County GO, Series A, Callable 07/01/33 at 100, 5.00%, 07/01/41	2,290,000	2,361,206

The accompanying notes are an integral part of the financial statements.
15

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments (Continued)
October 31, 2023
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series B, Callable 07/01/32 at 100, 5.00%, 07/01/33	500,000	540,830
Honolulu City & County GO, Series E, Refunding, 5.00%, 03/01/29	200,000	212,587
Honolulu City & County GO, Series F, Refunding, 5.00%, 07/01/30	325,000	349,565
Honolulu City & County Multifamily Housing Revenue, Maunakea Tower Apartments, Putable, 5.00%, 06/01/27, (HUD SECT 8 Insured)(a)	1,000,000	1,013,319
Honolulu City & County Wastewater System Revenue, Junior Series A, Refunding, 5.00%, 07/01/24	695,000	700,452
Honolulu City & County Wastewater System Revenue, Senior Series, Senior Green Bond, 5.00%, 07/01/32	2,000,000	2,172,714
Honolulu City & County Wastewater System Revenue, Series A, Senior Green Bond, 5.00%, 07/01/31	2,000,000	2,156,070
Honolulu City & County Wastewater System Revenue, Series B, Senior First Bond Resolution, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/31	1,000,000	1,019,744
Kauai County GO, Series A, Refunding, 5.00%, 08/01/24	535,000	539,580
Kauai County GO, Series A, Refunding, 5.00%, 08/01/25	270,000	275,458
Maui County GO, 5.00%, 03/01/24	245,000	245,957
Maui County GO, 5.00%, 03/01/29	275,000	290,263
Maui County GO, Refunding, 5.00%, 03/01/25	100,000	101,566
Maui County GO, Refunding, 5.00%, 03/01/26	270,000	277,529
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Maui County GO, Refunding, 5.00%, 03/01/28	80,000	84,118
University of Hawaii Revenue, Medical School Project, Series E, Refunding, Callable 10/01/26 at 100, 5.00%, 10/01/30	620,000	635,575
University of Hawaii Revenue, Series B, Refunding, 4.00%, 10/01/24	300,000	300,152
University of Hawaii Revenue, Series D, Refunding, Callable 10/01/30 at 100, 4.00%, 10/01/32	450,000	444,128
		33,460,325
Iowa — 0.8%
The University of Iowa Revenue, Utility System, Series S, Refunding, Callable 11/01/23 at 100, 2.50%, 11/01/24	375,000	375,000
Maryland — 2.2%
Washington Suburban Sanitary Commission Revenue, Prerefunded 06/01/24 at 100, 4.00%, 06/01/25, (CNTY GTD Insured)	1,000,000	1,000,834
Massachusetts — 3.0%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue, Series A, Callable 06/15/24 at 100, 5.00%, 06/15/27	1,325,000	1,332,171
Michigan — 2.0%
Grosse Pointe Public School System GO, Refunding, Callable 05/01/29 at 100, 5.00%, 05/01/38	875,000	881,709
New Mexico — 2.3%
Albuquerque Gross Receipts Tax Revenue, Series A, Callable 07/01/25 at 100, 5.00%, 07/01/33	1,035,000	1,050,473

The accompanying notes are an integral part of the financial statements.
16

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments (Concluded)
October 31, 2023
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Oregon — 4.5%
State of Oregon Department of Transportation Revenue, Series A, Senior Series, Prerefunded, Callable 11/15/24 at 100, 5.00%, 11/15/27	2,000,000	2,024,641
Pennsylvania — 0.6%
Commonwealth Financing Authority Revenue, Series A, Refunding, 5.00%, 06/01/25	250,000	253,695
Texas — 1.1%
Pearland Waterworks & Sewer System Revenue, Series C, Refunding, 5.00%, 09/01/25	115,000	117,130
Pflugerville Independent School District GO, Refunding, Callable 02/15/24 at 100, 5.00%, 02/15/26, (PSF-GTD Insured)	400,000	401,124
		518,254
Washington — 0.9%
Energy Northwest Revenue, Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/33	380,000	385,844
TOTAL MUNICIPAL BONDS (Cost $45,773,483)		43,954,573
	Shares
REGISTERED INVESTMENT COMPANY — 1.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.23%(b)	522,333	522,333
TOTAL REGISTERED INVESTMENT COMPANY (Cost $522,333)		522,333

TOTAL INVESTMENTS - 99.0% (Cost $46,295,816)		44,476,906
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%		451,493
NET ASSETS - 100.0%		$44,928,399

(a)	Variable rate investments. The rate shown is based on the latest available information as of October 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate or spread in their description.
(b)	Rate disclosed is the 7-day yield at October 31, 2023.
AMT	Alternative Minimum Tax
CNTY GTD	County Guaranteed
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HUD SECT 8	Housing and Urban Development Section 8
MWC	Make Whole Callable
OID	Original Issue Discount
PSF-GTD	Permanent School Fund Guaranteed

The accompanying notes are an integral part of the financial statements.
17

PACIFIC CAPITAL FUNDS
Statements of Assets and Liabilities
October 31, 2023
(Unaudited)
	Pacific Capital Tax-Free Securities Fund	Pacific Capital Tax-Free Short Intermediate Securities Fund
Assets
Investments, at value*	$220,591,824	$44,476,906
Receivables:
Capital shares sold	80,000	—
Interest	2,575,097	600,148
Prepaid expenses and other assets	5,453	1,226
Total Assets	223,252,374	45,078,280
Liabilities
Payables:
Distributions to shareholders	549,556	103,122
Capital shares redeemed	135,666	—
Administration and accounting fees	19,220	9,874
Audit fees	16,733	16,696
Shareholder reporting fees	15,085	9,690
Transfer agent fees	4,980	4,676
Accrued expenses	10,092	5,823
Total Liabilities	751,332	149,881
Net Assets	$222,501,042	$44,928,399
Net Assets Consisted of:
Capital stock, $0.01 par value	$ 244,034	$ 47,877
Paid-in capital	244,840,096	47,733,002
Total distributable loss	(22,583,088)	(2,852,480)
Net Assets	$222,501,042	$44,928,399
Class Y Shares:
Net assets	$222,501,042	$44,928,399
Shares outstanding	24,403,367	4,787,736
Net asset value, offering and redemption price per share	$ 9.12	$ 9.38
* Investments, at cost	$238,960,738	$46,295,816
The accompanying notes are an integral part of the financial statements.
18

PACIFIC CAPITAL FUNDS
Statements of Operations
For the Six Months Ended October 31, 2023
(Unaudited)
	Pacific Capital Tax-Free Securities Fund	Pacific Capital Tax-Free Short Intermediate Securities Fund
Investment income
Interest	$ 3,270,258	$ 567,264
Dividends	140,593	56,978
Total investment income	3,410,851	624,242
Expenses
Advisory fees(Note 2)	235,557	45,468
Trustees’ and officers’ fees(Note 2)	36,038	6,836
Administration and accounting fees(Note 2)	35,819	24,216
Legal fees	26,064	7,107
Audit fees	16,696	16,696
Shareholder reporting fees	13,860	13,098
Transfer agent fees(Note 2)	12,047	11,902
Custodian fees(Note 2)	8,376	4,263
Registration and filing fees	2,222	2,208
Other expenses	7,877	3,768
Total expenses before waivers	394,556	135,562
Less: waivers(Note 2)	(235,557)	(45,468)
Net expenses after waivers	158,999	90,094
Net investment income	3,251,852	534,148
Net realized and unrealized gain/(loss) from investments:
Net realized loss from investments	(1,823,128)	(780,119)
Net change in unrealized depreciation on investments	(12,012,447)	(1,275,479)
Net realized and unrealized loss on investments	(13,835,575)	(2,055,598)
Net decrease in net assets resulting from operations	$(10,583,723)	$(1,521,450)
The accompanying notes are an integral part of the financial statements.
19

PACIFIC CAPITAL FUNDS
Statements of Changes in Net Assets
	Pacific Capital Tax-Free Securities Fund
	For the Six Months Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023
Net increase/(decrease) in net assets from operations:
Net investment income	$ 3,251,852	$ 6,290,370
Net realized losses from investments	(1,823,128)	(339,602)
Net change in unrealized depreciation on investments	(12,012,447)	(311,185)
Net increase/(decrease) in net assets resulting from operations	(10,583,723)	5,639,583
Less dividends and distributions to shareholders from:
Total distributable earnings:
Class Y	(3,251,848)	(6,290,370)
Net decrease in net assets from dividends and distributions to shareholders	(3,251,848)	(6,290,370)
Decrease in net assets derived from capital share transactions (Note 4)	(4,470,109)	(17,896,541)
Total decrease in net assets	(18,305,680)	(18,547,328)
Net assets
Beginning of period	240,806,722	259,354,050
End of period	$ 222,501,042	$ 240,806,722
The accompanying notes are an integral part of the financial statements.
20

PACIFIC CAPITAL FUNDS
Statements of Changes in Net Assets (Concluded)
	Pacific Capital Tax-Free Short Intermediate Securities Fund
	For the Six Months Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023
Net increase/(decrease) in net assets from operations:
Net investment income	$ 534,148	$ 765,410
Net realized losses from investments	(780,119)	(121,751)
Net change in unrealized appreciation/(depreciation) on investments	(1,275,479)	364,544
Net increase/(decrease) in net assets resulting from operations	(1,521,450)	1,008,203
Less dividends and distributions to shareholders from:
Total distributable earnings:
Class Y	(534,147)	(765,405)
Net decrease in net assets from dividends and distributions to shareholders	(534,147)	(765,405)
Increase/(decrease) in net assets derived from capital share transactions (Note 4)	2,544,849	(3,132,412)
Total increase/(decrease) in net assets	489,252	(2,889,614)
Net assets
Beginning of period	44,439,147	47,328,761
End of period	$44,928,399	$ 44,439,147
The accompanying notes are an integral part of the financial statements.
21

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund Financial Highlights

Contained below is per share operating performance data for Class Y shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class Y shares
	For the Six Months Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019
Per Share Operating Performance
Net asset value, beginning of period	$ 9.68	$ 9.69	$ 10.61	$ 10.30	$ 10.24	$ 9.97
Net investment income	0.13	0.25	0.24	0.26	0.26	0.25
Net realized and unrealized gain/(loss) on investments	(0.56)	(0.01)	(0.92)	0.31	0.06	0.27
Total from investment operations	(0.43)	0.24	(0.68)	0.57	0.32	0.52
Dividends and distributions to shareholders from:
Net investment income	(0.13)	(0.25)	(0.24)	(0.26)	(0.26)	(0.25)
Net asset value, end of period	$ 9.12	$ 9.68	$ 9.69	$ 10.61	$ 10.30	$ 10.24
Total investment return(1)	(4.46)%	2.49%	(6.56)%	5.54%	3.14%	5.30%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$222,501	$240,807	$259,354	$275,648	$265,993	$281,615
Ratio of expenses to average net assets	0.13% (2)	0.14%	0.12%	0.11%	0.09%	0.11%
Ratio of expenses to average net assets without waivers(3)	0.33% (2)	0.34%	0.32%	0.31%	0.29%	0.31%
Ratio of net investment income to average net assets	2.75% (2)	2.54%	2.27%	2.43%	2.51%	2.50%
Portfolio turnover rate	14% (4)	9%	14%	9%	10%	11%

(1)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(2)	Annualized.
(3)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).
(4)	Not annualized.
The accompanying notes are an integral part of the financial statements.
22

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund Financial Highlights (Concluded)

Contained below is per share operating performance data for Class Y shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class Y shares
	For the Six Months Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019
Per Share Operating Performance
Net asset value, beginning of period	$ 9.83	$ 9.78	$ 10.28	$ 10.12	$ 10.09	$ 9.95
Net investment income	0.11	0.16	0.12	0.15	0.17	0.16
Net realized and unrealized gain/(loss) on investments	(0.45)	0.05	(0.49)	0.16	0.03	0.14
Total from investment operations	(0.34)	0.21	(0.37)	0.31	0.20	0.30
Dividends and distributions to shareholders from:
Net investment income	(0.11)	(0.16)	(0.12)	(0.15)	(0.17)	(0.16)
Net realized capital gains	—	—	(0.01)	—	—	—
Total dividends and distributions to shareholders	(0.11)	(0.16)	(0.13)	(0.15)	(0.17)	(0.16)
Net asset value, end of period	$ 9.38	$ 9.83	$ 9.78	$ 10.28	$ 10.12	$ 10.09
Total investment return(1)	(3.44)%	2.16%	(3.61)%	3.04%	1.98%	3.01%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$44,928	$44,439	$47,329	$50,023	$53,599	$53,479
Ratio of expenses to average net assets	0.39% (2)	0.37%	0.38%	0.28%	0.24%	0.34%
Ratio of expenses to average net assets without waivers(3)	0.59% (2)	0.57%	0.58%	0.48%	0.44%	0.54%
Ratio of net investment income to average net assets	2.34% (2)	1.61%	1.18%	1.43%	1.66%	1.57%
Portfolio turnover rate	46% (4)	31%	27%	22%	30%	34%

(1)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(2)	Annualized.
(3)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).
(4)	Not annualized.
The accompanying notes are an integral part of the financial statements.
23

PACIFIC CAPITAL FUNDS
Notes to Financial Statements
October 31, 2023
(Unaudited)
1. Organization and Significant Accounting Policies
The Pacific Capital Tax-Free Securities Fund and the Pacific Capital Tax-Free Short Intermediate Securities Fund (each a “Fund” and together the “Funds”) are non-diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Funds are each authorized to issue and offer Class Y shares.
The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Portfolio Valuation –Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by the Adviser as "valuation designee" under the oversight of the Board of Trustees of the Trust ("Board of Trustees"). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board of Trustees.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The fair value of a Fund's bonds is generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
24

PACIFIC CAPITAL FUNDS
Notes to Financial Statements (Continued)
October 31, 2023
(Unaudited)
The following is a summary of the inputs used, as of October 31, 2023, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 10/31/23	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Capital Tax-Free Securities Fund
Assets
Municipal Bonds	$ 219,511,178	$ —	$ 219,511,178	$ —
Registered Investment Company	1,080,646	1,080,646	—	—
Total Assets	$ 220,591,824	$ 1,080,646	$ 219,511,178	$ —
Pacific Capital Tax-Free Short Intermediate Securities Fund
Assets
Municipal Bonds	$ 43,954,573	$ —	$ 43,954,573	$ —
Registered Investment Company	522,333	522,333	—	—
Total Assets	$ 44,476,906	$ 522,333	$ 43,954,573	$ —
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.
For the six months ended October 31, 2023, there were no transfers in or out of Level 3.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short term securities, which records discounts and premiums on a straight-line basis.
25

PACIFIC CAPITAL FUNDS
Notes to Financial Statements (Continued)
October 31, 2023
(Unaudited)
Dividends are recorded on the ex-dividend date. General expenses of the Trust are generally allocated to each fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.
Dividends and Distributions to Shareholders — Dividends from net investment income for each Fund are declared daily and paid monthly to shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by a Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
2. Transactions with Related Parties and Other Service Providers
Investment advisory services are provided to the Funds by the Asset Management Group of Bank of Hawaii (the “Adviser”). Under terms of an advisory agreement, the Pacific Capital Tax-Free Securities Fund and the Pacific Capital Tax-Free Short Intermediate Securities Fund are charged an annual fee of 0.20% which is computed daily and paid monthly based upon average daily net assets. The Adviser has contractually agreed to waive its advisory fee (the “Waiver”). The Waiver will remain in effect until August 31, 2025. The Waiver may not be terminated at any time prior to that date without the consent of the Board of Trustees of FundVantage Trust (the “Trust”). While the Adviser is currently waiving its entire investment advisory fee, investors who invest in a Fund through a bank trust account may be subject to account level fees applicable to such amount charged by affiliates of the Adviser, including Bank of Hawaii’s Trust Services Group.
Fee rates for the six months ended October 31, 2023, were as follows:
	Maximum Annual Advisory Fee	Net Annual Fees Paid After Contractual Waivers
Pacific Capital Tax-Free Securities Fund	0.20%	0.00%
Pacific Capital Tax-Free Short Intermediate Securities Fund	0.20%	0.00%
Other Service Providers
The Bank of New York Mellon ("BNY Mellon") serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
The Trust, on behalf of the Funds, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and has
26

PACIFIC CAPITAL FUNDS
Notes to Financial Statements (Continued)
October 31, 2023
(Unaudited)
agreed to compensate the intermediaries for providing those services. The fees incurred by the Funds for these services are included in Transfer agent fees in the Statements of Operations.
Foreside Funds Distributors LLC (the "Underwriter") provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.
JW Fund Management LLC ("JWFM") provides a Principal Executive Officer and Principal Financial Officer to the Trust. Chenery Compliance Group, LLC ("Chenery") provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Chenery are compensated for their services provided to the Trust.
3. Investment in Securities
For the six months ended October 31, 2023, aggregated purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:
	Purchases	Sales
Pacific Capital Tax-Free Securities Fund	$30,858,278	$33,355,195
Pacific Capital Tax-Free Short Intermediate Securities Fund	22,876,397	18,583,121
The Funds are permitted to purchase or sell securities, which have a readily available market quotation, from or to certain other affiliated funds under specified conditions outlined in the procedures adopted by the Board of Trustees. The procedures have been designed to provide assurances that any purchase or sale of securities by the Funds from or to another fund that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effective at the current market price.
For the six months ended October 31, 2023, the Funds did not engage in purchase or sale of securities with affiliated funds under
Rule 17a-7.
4. Capital Share Transactions
For the six months ended October 31, 2023 and the year ended April 30, 2023, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Six Months Ended October 31, 2023 (Unaudited)		For the Year Ended April 30, 2023
	Shares	Amount	Shares	Amount
Pacific Capital Tax-Free Securities Fund:
Class Y
Sales	1,740,094	$ 16,500,757	2,316,387	$ 22,357,524
Reinvestments	1,872	17,660	3,654	35,117
Redemptions	(2,217,952)	(20,988,526)	(4,195,090)	(40,289,182)
Net decrease	(475,986)	$ (4,470,109)	(1,875,049)	$(17,896,541)
27

PACIFIC CAPITAL FUNDS
Notes to Financial Statements (Continued)
October 31, 2023
(Unaudited)
	For the Six Months Ended October 31, 2023 (Unaudited)		For the Year Ended April 30, 2023
	Shares	Amount	Shares	Amount

Pacific Capital Tax-Free Short Intermediate Securities Fund:
Class Y
Sales	1,056,442	$ 10,150,056	522,746	$ 5,126,766
Reinvestments	256	2,472	502	4,919
Redemptions	(790,324)	(7,607,679)	(840,637)	(8,264,097)
Net increase/(decrease)	266,374	$ 2,544,849	(317,389)	$ (3,132,412)

5. Federal Tax Information
The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Each Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
The tax character of distributions paid during the year ended April 20, 2023, were as follows:
	Ordinary Income Distributions	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid*
Pacific Capital Tax-Free Securities Fund	$145,429	$145,429	$6,141,549	$6,286,978
Pacific Capital Tax-Free Short Intermediate Securities Fund	31,879	31,879	703,940	735,819

*	Distributions will not tie to Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.
Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.
As of April 30, 2023, the components of distributable earnings/(loss) on a tax basis were as follows:
	Capital Loss Carryforward	Undistributed Tax Exempt Income	Distributions Payable	Unrealized Appreciation/ (Depreciation)
Pacific Capital Tax-Free Securities Fund	$(2,391,044)	$513,794	$(513,800)	$(6,356,467)
Pacific Capital Tax-Free Short Intermediate Securities Fund	(214,611)	29,591	(68,432)	(543,431)
The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.
28

PACIFIC CAPITAL FUNDS
Notes to Financial Statements (Continued)
October 31, 2023
(Unaudited)
The cost for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized depreciation as of October 31, 2023 were as follows:
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Pacific Capital Tax-Free Securities Fund	$238,960,738	$567,695	$(18,936,609)	$(18,368,914)
Pacific Capital Tax-Free Short Intermediate Securities Fund	46,295,816	1,668	(1,820,578)	(1,818,910)

*	Because tax adjustments are calculated annually at the end of each Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in each Fund’s most recent annual report.
Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2023, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2023. For the year ended April 30, 2023, the Funds did not have late year ordinary loss deferrals and capital loss deferrals.
Accumulated capital losses represent net capital loss carryforwards as of April 30, 2023 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2023, the Funds’ capital loss carryforwards, which were comprised of both short-term losses and long-term losses, and had an unlimited period of capital loss carryover were as follows:
	Capital Loss Carryforward
	Short-Term	Long-Term
Pacific Capital Tax-Free Securities Fund	$2,081,545	$309,499
Pacific Capital Tax-Free Short Intermediate Securities Fund	80,910	133,701
6. Concentration of Credit Risk
The Pacific Capital Tax-Free Securities Fund and the Pacific Capital Tax-Free Short Intermediate Securities Fund primarily invest in debt obligations issued by the state of Hawaii and its political subdivisions, agencies, and public authorities to obtain funds for various public purposes. The Funds are more susceptible to factors adversely affecting issues of Hawaii municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent.
7. Debt Investment Risk
Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of a Fund’s debt investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g., bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.
29

PACIFIC CAPITAL FUNDS
Notes to Financial Statements (Concluded)
October 31, 2023
(Unaudited)
8. Subsequent Events
Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
30

PACIFIC CAPITAL FUNDS
Statement Regarding Liquidity Risk Management Program
(Unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Board of Trustees (the “Board”) of FundVantage Trust, on behalf of the Pacific Capital Tax-Free Securities Fund and Pacific Capital Tax-Free Short Intermediate Securities Fund (each a “Fund” and, collectively, the “Funds”), met on September 18-19, 2023 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the Funds, pursuant to the Liquidity Rule. The Board has appointed a committee of individuals to serve as the program administrator for the Funds’ Program (the “Program Committee”). At the Meeting, the Program Committee provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation and any material changes to the Program as of June 30, 2023 (the “Report”).
The Report described the Program’s liquidity classification methodology. It also described the Program Committee’s methodology in determining whether a Highly Liquid Investment Minimum (a “HLIM”) is necessary and noted that, given the composition of each Fund’s portfolio holdings, a HLIM was not currently required for any of the Funds.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing liquidity risk, as follows:
A. Each Fund’s investment strategy and liquidity of Fund investments during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed each Fund’s strategy and its determination that the strategy remains appropriate for an open-end fund structure. This determination was based on each Fund’s holdings of Highly Liquid Investments, the diversification of holdings and the related average position size of the holdings.
B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed historical net redemption activity and noted that it used this information as a component to establish each Fund’s reasonably anticipated trading size. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Program Committee also took into consideration each Fund’s shareholder ownership concentration and the fact that shares of the Funds are offered through intermediaries. The intermediary agreements increase the likelihood of large unanticipated redemptions, meaning a Fund may not have the ability to conduct an orderly sale of portfolio securities. The amount of assets a Fund has on these platforms is a significant factor in the ability of the Fund to meet redemption expectations. In light of each Fund’s holdings, it was noted that each Fund maintains a high level of liquidity to meet shareholder redemptions under both normal and stressed market conditions.
C. Holdings of cash and cash equivalents, as well as borrowing arrangements: As part of the Report, the Program Committee reviewed any changes in each Fund’s cash and cash equivalents positions in response to current/anticipated redemption activity or market conditions. It was noted that the Funds do not currently have a borrowing or other credit funding arrangement.
31

PACIFIC CAPITAL FUNDS
Other Information
(Unaudited)
Proxy Voting
Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 678-6034 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.
Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) as an exhibit to its reports on Form N-PORT. The Funds' portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.
32

Investment Adviser
Asset Management Group of Bank of Hawaii
111 South King Street, 4th Floor,
Honolulu, HI 96813
Administrator
The Bank of New York Mellon
301 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Principal Underwriter
Foreside Funds Distributors LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042
Legal Counsel
Troutman Pepper Hamilton Sanders LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
PAC-1023

Polen Growth Fund
Polen Global Growth Fund
Polen International Growth Fund
Polen U.S. Small Company Growth Fund
Polen Emerging Markets Growth Fund
Polen U.S. SMID Company Growth Fund
Polen Global SMID Company Growth Fund
Polen Emerging Markets ex China Growth Fund
Polen Bank Loan Fund
Polen Upper Tier High Yield Fund
of
FundVantage Trust
Institutional Class
Investor Class
Class Y
SEMI-ANNUAL REPORT
October 31, 2023
(Unaudited)
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

POLEN GROWTH FUND
Semi-Annual Report
Performance Data
October 31, 2023
(Unaudited)
Average Annual Total Returns for the Periods Ended October 31, 2023
	Six Months†	1 Year	3 Years	5 Years	10 Years
Institutional Class	5.73%	15.03%	1.05%	9.82%	12.64%
S&P 500® Index	1.39%	10.12%	10.33%	10.99%	11.15%
Russell 1000® Growth Index	6.67%	18.94%	8.69%	14.20%	13.83%

†	Not Annualized.
Average Annual Total Returns for the Periods Ended October 31, 2023
	Six Months†	1 Year	3 Years	5 Years	10 Years
Investor Class	5.60%	14.73%	0.80%	9.54%	12.36%
S&P 500® Index	1.39%	10.12%	10.33%	10.99%	11.15%
Russell 1000® Growth Index	6.67%	18.94%	8.69%	14.20%	13.83%

†	Not Annualized.
The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 678-6024. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
The Fund’s “Total Annual Fund Operating Expenses” as stated in the current prospectus dated September 1, 2023, as supplemented, are 0.98% for the Institutional Class shares and 1.23% for the Investor Class shares, respectively, of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Polen Capital Management, LLC (“PCM” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.00% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2024 unless the Board of Trustees (“Board of Trustees”) of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, any fees waived and/or expenses reimbursed by the Adviser on or after January 1, 2017 with respect to the Fund for a three (3) year period following the date of such fee waiver and/or expense reimbursement. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.
The Fund evaluates its performance as compared to that of the Standard & Poor’s 500 (“S&P 500®”) Index and the Russell 1000® Growth Index. The S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. The Russell 1000® Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Growth Index companies with higher price-to-book ratios and higher forecasted growth values. It is impossible to invest directly in an index.
All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a large portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund.
1

POLEN GLOBAL GROWTH FUND
Semi-Annual Report
Performance Data
October 31, 2023
(Unaudited)
Average Annual Total Returns for the Periods Ended October 31, 2023
	Six Months†	1 Year	3 Years	5 Years	Since Inception*
Institutional Class	1.32%	17.20%	1.02%	8.62%	9.75%
MSCI All Country World® Index (“ACWI”) (Net Dividend)	-1.69%	10.50%	7.19%	8.02%	7.44% **

†	Not Annualized.
*	The Polen Global Growth Fund (the “Fund” ) Institutional Class commenced operations on December 30, 2014.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
Average Annual Total Returns for the Periods Ended October 31, 2023
	Six Months†	1 Year	3 Years	5 Years	Since Inception*
Investor Class	1.15%	16.87%	0.78%	8.35%	9.68%
MSCI All Country World® Index (“ACWI”) (Net Dividend)	-1.69%	10.50%	7.19%	8.02%	7.48% **

†	Not Annualized.
*	The Polen Global Growth Fund (the “Fund”) Investor Class commenced operations on July 6, 2015.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 678-6024. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
The Fund’s “Total Annual Fund Operating Expenses” as stated in the current prospectus dated September 1, 2023, as supplemented, are 1.01% for the Institutional Class shares and 1.26% for the Investor Class shares, respectively, of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Polen Capital Management, LLC (“PCM” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.10% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2024 unless the Board of Trustees (“Board of Trustees”) of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.
The Fund evaluates its performance as compared to that of the MSCI ACWI (Net Dividend), which captures large and mid-cap representation across 23 Developed Markets (DM) and 24 Emerging Markets (EM) countries. With 2,948 constituents, the index covers approximately 85% of the global investable equity opportunity set. Indexes are unmanaged and it is not possible to invest directly in an index.
All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a large portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund. Investing in foreign securities entails special risks, such as fluctuations in currency exchange rates and possible lax regulation of securities markets and accounting practices.
2

POLEN GLOBAL GROWTH FUND
Semi-Annual Report
Performance Data (Concluded)
October 31, 2023
(Unaudited)
The Fund may invest a substantial amount of its assets in issuers located in a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.
3

POLEN INTERNATIONAL GROWTH FUND
Semi-Annual Report
Performance Data
October 31, 2023
(Unaudited)
Average Annual Total Returns for the Periods Ended October 31, 2023
	Six Months†	1 Year	3 Years	5 Years	Since Inception*
Institutional Class	-7.50%	11.93%	-4.82%	1.36%	4.83%
MSCI All Country World® Index (“ACWI”) (ex-USA) (Net Dividend)	-7.11%	12.07%	3.03%	3.46%	4.40% **

†	Not Annualized.
*	The Polen International Growth Fund (the "Fund") Institutional Class commenced operations on December 30, 2016.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
Average Annual Total Returns for the Periods Ended October 31, 2023
	Six Months†	1 Year	3 Years	5 Years	Since Inception*
Investor Class	-7.53%	11.75%	-5.05%	1.12%	3.36%
MSCI All Country World® Index (“ACWI”) (ex-USA) (Net Dividend)	-7.11%	12.07%	3.03%	3.46%	3.37% **

†	Not Annualized.
*	The Polen International Growth Fund (the “Fund”) Investor Class commenced operations on March 15, 2017.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 678-6024. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
The Fund’s “Total Annual Fund Operating Expenses” as stated in the current prospectus dated September 1, 2023, as supplemented, are 1.08% for Institutional Class shares and 1.33% for Investor Class shares of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Polen Capital Management, LLC (“PCM” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.10% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2024 unless the Board of Trustees (“Board of Trustees”) of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, any fees waived and/or expenses reimbursed for a three (3) year period following the date of such fee waiver and/or expense reimbursement. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.
The Fund evaluates its performance as compared to that of the MSCI ACWI (ex-USA) (Net Dividend), which captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 24 Emerging Markets (EM) countries. With 2,322 constituents, the index covers approximately 85% of the global equity opportunity set outside the US. Indexes are unmanaged and it is not possible to invest directly in an index.
All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a large portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund. Investing in foreign securities entails special risks, such as fluctuations in currency exchange rates and possible lax regulation of securities markets and accounting practices.
4

POLEN INTERNATIONAL GROWTH FUND
Semi-Annual Report
Performance Data (Concluded)
October 31, 2023
(Unaudited)
The Fund may invest a substantial amount of its assets in issuers located in a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.
5

POLEN U.S. SMALL COMPANY GROWTH FUND
Semi-Annual Report
Performance Data
October 31, 2023
(Unaudited)
Average Annual Total Returns for the Periods Ended October 31, 2023
	Six Months†	1 Year	3 Years	5 Years	Since Inception*
Institutional Class	-6.71%	-3.79%	-5.84%	3.23%	3.73%
Russell 2000® Growth Index	-5.32%	-8.62%	3.91%	3.27%	3.03% **

†	Not Annualized.
*	The Polen U.S. Small Company Growth Fund (the “Fund”) Institutional Class commenced operations on November 1, 2017.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
Average Annual Total Returns for the Periods Ended October 31, 2023
	Six Months†	1 Year	3 Years	Since Inception*
Investor Class	-6.79%	-3.98%	-6.08%	1.35%
Russell 2000® Growth Index	-5.32%	-8.62%	3.91%	3.45% **

†	Not Annualized.
*	The Polen U.S. Small Company Growth Fund (the "Fund") Investor Class commenced operations on February 8, 2019.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
Average Annual Total Returns for the Periods Ended October 31, 2023
	Six Months†	1 Year	Since Inception*
Class Y	-6.63%	-3.62%	-16.57%
Russell 2000® Growth Index	-5.32%	-8.62%	-11.33% **

†	Not Annualized.
*	The Polen U.S. Small Company Growth Fund (the “Fund”) Class Y commenced operations on June 1, 2021.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 678-6024. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement,” as stated in the current prospectus dated September 1, 2023, as supplemented, October 6, 2023, are 1.40% and 1.10%, respectively, for the Institutional Class shares, 1.65% and 1.35%, respectively, for the Investor Class shares and 1.30% and 1.00%, respectively, for the Class Y shares of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Polen Capital Management, LLC (“PCM” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.10% with respect to Institutional Class and Investor Class shares and 1.00% with respect to Class Y shares (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2024 unless the Board of Trustees (“Board of Trustees”) of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do
6

POLEN U.S. SMALL COMPANY GROWTH FUND
Semi-Annual Report
Performance Data (Concluded)
October 31, 2023
(Unaudited)
not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation amount. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.
The Fund evaluates its performance as compared to that of the Russell 2000® Growth Index, which is an unmanaged index measuring the performance of the 2,000 smallest companies in the Russell 3000® Index, which is made up of 3,000 of the biggest U.S. stocks. It is impossible to invest directly in an index.
All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a large portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund. The Fund invests in securities of small-capitalization companies, which may be subject to more abrupt or erratic market movements than securities of larger, more established companies. Small-capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. Securities of small-capitalization companies may trade less frequently and in lower volumes than the securities of larger companies, which could lead to higher transaction costs.
7

POLEN EMERGING MARKETS GROWTH FUND
Semi-Annual Report
Performance Data
October 31, 2023
(Unaudited)
Average Annual Total Returns for the Periods Ended October 31, 2023
	Six Months†	1 Year	3 Years	Since Inception*
Institutional Class	-7.51%	18.51%	-9.35%	-9.93%
MSCI Emerging Markets Index (Net Dividend)	-4.57%	11.20%	-3.33%	-11.03% **

†	Not Annualized.
*	The Polen Emerging Markets Growth Fund (the “Fund” ) Institutional Class commenced operations on October 16, 2020.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 678-6024. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”, as stated in the current prospectus dated September 1, 2023, are 1.96% and 1.25%, respectively, for the Institutional Class shares of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Polen Capital Management, LLC (“PCM” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.25% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2024 unless the Board of Trustees (“Board of Trustees”) of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, any fees waived and/or expenses reimbursed for a three (3) year period following the date of such fee waiver and/or expense reimbursement. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.
The Fund evaluates its performance as compared to that of the MSCI Emerging Markets Index (Net Dividend), which captures large and mid cap representation across 24 Emerging Markets (EM) countries. With 1,437 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Indexes are unmanaged and it is not possible to invest directly in an index.
All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a large portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund. Investing in foreign securities entails special risks, such as fluctuations in currency exchange rates and possible lax regulation of securities markets and accounting practices.
The Fund may invest a substantial amount of its assets in issuers located in a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.
8

POLEN U.S. SMID COMPANY GROWTH FUND
Semi-Annual Report
Performance Data
October 31, 2023
(Unaudited)
Average Annual Total Returns for the Periods Ended October 31, 2023
	Six Months†	1 Year	Since Inception*
Institutional Class	-5.94%	-1.67%	-15.10%
Russell 2500® Growth Index	-6.57%	-4.83%	-9.44% **

†	Not Annualized.
*	The Polen U.S. SMID Company Growth Fund (the "Fund") Institutional Class commenced operations on April 1, 2021.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 678-6024. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”, as stated in the current prospectus dated September 1, 2023, as supplemented October 6, 2023, are 1.71% and 1.05%, respectively, for the Institutional Class shares of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Polen Capital Management, LLC (“PCM” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.05% (on an annual basis) with respect to Institutional Class Shares of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2024 unless the Board of Trustees (“Board of Trustees”) of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.
The Fund evaluates its performance as compared to that of the Russell 2500® Growth Index, which is an unmanaged index measuring the performance of the 2,500 smallest companies in the Russell 3000® Index, which is made up of 3,000 of the biggest U.S. stocks. It is impossible to invest directly in an Index.
All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a large portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund. The Fund invests in securities of small or mid-capitalization companies. Small-capitalization companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies. Small-capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. Securities of small-capitalization companies may trade less frequently and in lower volumes than the securities of larger companies, which could lead to higher transaction costs. Mid-capitalization companies are usually less stable in price and less liquid than larger, more established companies.
9

POLEN GLOBAL SMID COMPANY GROWTH FUND
Semi-Annual Report
Performance Data
October 31, 2023
(Unaudited)
Average Annual Total Returns for the Periods Ended October 31, 2023
	Six Months†	1 Year	Since Inception*
Institutional Class	-15.76%	-0.92%	-28.55%
MSCI All Country World® Index (“ACWI”) SMID Cap Index (Net Dividend)	-6.11%	2.28%	-2.62% **

†	Not Annualized.
*	The Polen Global SMID Company Growth Fund (the "Fund") Institutional Class commenced operations on January 3, 2022.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
Total Returns for the Period Ended October 31, 2023
Since Inception*†
Investor Class	-13.60%
MSCI All Country World® Index (“ACWI”) SMID Cap Index (Net Dividend)	-10.20% **

†	Not Annualized.
*	The Polen Global SMID Company Growth Fund (the "Fund") Investor Class commenced operations on August 11, 2023.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 678-6024. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”, as stated in the current prospectus dated September 1, 2023, are 2.69% and 1.25%, respectively, for the Institutional Class shares, and 2.94% and 1.50%, respectively, for the Investor Class shares of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Polen Capital Management, LLC (“PCM” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.25% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2024 unless the Board of Trustees (“Board of Trustees”) of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, any fees waived and/or expenses reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.
The Fund evaluates its performance as compared to that of the MSCI ACWI SMID Cap Index (Net Dividend), which captures mid and small cap representation across 23 Developed Markets (DM) and 24 Emerging Markets (EM) countries. With 7,901 constituents, the index covers approximately 28% of the free float-adjusted market capitalization in each country. Indexes are unmanaged and it is not possible to invest directly in an index.
All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a large portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund. Investing in foreign securities entails special risks, such as fluctuations in currency exchange rates and possible lax regulation of securities markets and accounting practices. The Fund is a recently formed mutual fund and has a limited history of operations.
10

POLEN GLOBAL SMID COMPANY GROWTH FUND
Semi-Annual Report
Performance Data (Concluded)
October 31, 2023
(Unaudited)
The Fund may invest a substantial amount of its assets in issuers located in a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.
11

POLEN EMERGING MARKETS EX CHINA GROWTH FUND
Semi-Annual Report
Performance Data
October 31, 2023
(Unaudited)
Average Annual Total Returns for the Periods Ended October 31, 2023
	Six Months†	Since Inception*
Institutional Class	-10.82%	-7.70%
MSCI Emerging Markets ex China Index (Net Dividend)	-2.11%	0.99% **

†	Not Annualized.
*	The Polen Emerging Markets ex China Growth Fund (the "Fund") Institutional Class commenced operations on March 1, 2023.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 678-6024. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”, as stated in the current prospectus dated September 1, 2023 are 8.78% and 1.25%, respectively, for the Institutional Class shares of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Polen Capital Management, LLC (“PCM” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.25% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2024 unless the Board of Trustees (“Board of Trustees”) of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation amount. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.
The Fund evaluates its performance as compared to that of the MSCI Emerging Markets ex China Index (Net Dividend), which captures large and mid cap representation across 23 of the 24 Emerging Markets (EM) countries excluding China. With 672 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Indexes are unmanaged and it is not possible to invest directly in an index.
All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a large portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund Investing in foreign securities entails special risks, such as fluctuations in currency exchange rates and possible lax regulation of securities markets and accounting practices. The Fund is a recently formed mutual fund and has a limited history of operations.
The Fund may invest a substantial amount of its assets in issuers located in a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.
12

POLEN BANK LOAN FUND
Semi-Annual Report
Performance Data
October 31, 2023
(Unaudited)
Average Annual Total Returns for the Periods Ended October 31, 2023
	Six Months†	1 Year	Since Inception*
Institutional Class	5.53%	12.84%	9.61%
Morningstar LSTA US Leveraged Loan Index	5.59%	11.92%	10.67% **

†	Not Annualized.
*	The Polen Bank Loan Fund (the "Fund") Institutional Class commenced operations on June 30, 2022.
**	Benchmark performance is from inception date of the Fund Class only and is not the inception date of the benchmark itself.
The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 678-6024. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”, as stated in the current prospectus dated September 1, 2023, as supplemented November 28, 2023, are 3.19% and 0.75%, respectively, for the Institutional Class shares of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Polen Capital Credit, LLC (“Polen Credit” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.75% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2024 unless the Board of Trustees (“Board of Trustees”) of FundVantage Trust (the "Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation amount. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.
The Fund evaluates its performance as compared to that of the Morningstar LSTA US Leveraged Loan Index. The Morningstar LSTA US Leveraged Loan Index is a market-value weighted index designed to measure the performance of the US leveraged loan market. Indexes are unmanaged and it is not possible to invest directly in an index.
All mutual fund investing involves risk, including possible loss of principal. Fixed income investments are subject to interest rate risk; as interest rates rise, their value will decline. Lower-rated securities are subject to additional credit and default risks. Investments in bank loans, which are made by banks or other financial intermediaries to borrowers, will depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Trading in Rule 144A securities may be less active than trading in publicly traded securities. Investments with low trading volumes may be difficult to sell at quoted market prices.
The Fund may invest a substantial amount of its assets in credit instruments that are rated below investment grade by some or all relevant independent rating agencies, including Moody’s Investors Service, Standard and Poor’s Rating Services and Fitch Ratings (including a significant portion of such assets in credit instruments in the lower tier of the high yield and leveraged loan market that are rated B and below). Additionally, certain other high yield securities may be unrated by rating agencies, but determined by the Adviser to be of similar quality as other below investment grade bonds and credit instruments and accordingly purchased for investment by the Fund. The Fund does not have a percentage limitation on investing in securities that are rated below investment grade.
13

POLEN UPPER TIER HIGH YIELD FUND
Semi-Annual Report
Performance Data
October 31, 2023
(Unaudited)
Average Annual Total Returns for the Periods Ended October 31, 2023
	Six Months†	1 Year	Since Inception*
Institutional Class	0.75%	5.95%	5.94%
ICE BofA BB/B U.S. Non-Financial High Yield Constrained Index	-0.42%	5.28%	5.99% **

†	Not Annualized.
*	The Polen Upper Tier High Yield Fund (the "Fund") Institutional Class commenced operations on June 30, 2022.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 678-6024. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”, as stated in the current prospectus dated September 1, 2023, as supplemented November 28, 2023, are 7.22% and 0.65%, respectively, for the Institutional Class shares of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Polen Capital Credit, LLC (“Polen Credit” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.65% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2024 unless the Board of Trustees ("Board of Trustees") of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation amount. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.
The Fund evaluates its performance as compared to that of the ICE BofA BB/B U.S. Non-Financial High Yield Constrained Index, which contains all securities in the ICE BofA U.S. High Yield Index rated BB1 through B3, based on an average of Moody's, S&P and Fitch, but caps issuer exposure at 2% and excludes financials. Index constituents are capitalization-weighted, based on their current amount outstanding, provided that the total allocation to an individual issuer does not exceed 2%. The ICE BofA U.S. High Yield Index consists primarily of bonds and notes rated BB or lower. However, the benchmark is an unmanaged index and does not include any private (non-144A) obligations, convertible bonds, preferred and common equity, and certain other securities and obligations. Indexes are unmanaged and it is not possible to invest directly in an index.
All mutual fund investing involves risk, including possible loss of principal. The Fund targets investments in high yield, or below investment grade, bank loans and bonds. In particular, debt investments in high yield issuers, which are described as speculative by major credit rating agencies, are generally more susceptible to credit risk than other fixed income investments. In addition, the Fund’s high yield debt investments, including bank loans and Rule 144A securities, are subject to liquidity risk, as the Fund may not be able to sell investments at the best prices or at the value that the Fund places on them. The Adviser integrates material environmental, social, and governance (ESG) factors into research analysis as part of a comprehensive evaluation of a company’s long-term financial sustainability. The risk that the investment techniques and risk analyses applied by the investment adviser, including but not limited to the Adviser’s integration of ESG factors into its research analysis, will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the investment adviser and the individual portfolio manager in connection with managing the Fund.
The Fund may invest a substantial amount of its assets in below investment grade fixed income securities that are rated B or above by some or all relevant independent rating agencies, including Moody’s Investors Service, Standard and Poor’s Rating Services and Fitch Ratings. Additionally, on a limited basis, certain other high yield securities may be unrated by rating agencies, but determined by the
14

POLEN UPPER TIER HIGH YIELD FUND
Semi-Annual Report
Performance Data (Concluded)
October 31, 2023
(Unaudited)
Adviser to be of similar quality as other below investment grade bonds and credit instruments may be purchased for investment by the Fund. The Fund has an investment policy whereby a minimum of 30% of the value of the Fund’s assets will be invested in securities rated BB by S&P or Ba by Moody’s, respectively, in normal market conditions.
15

POLEN FUNDS
Fund Expense Disclosure
October 31, 2023
(Unaudited)
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2023 through October 31, 2023 and held for the entire period.
Actual Expenses
The first line of each accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Examples for Comparison Purposes
The second line of each accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund(s) and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any) or redemption fees. Therefore, the second line of each accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Annualized Expense Ratio	Expenses Paid During Period
Polen Growth Fund
Institutional Class[1]
Actual	$1,000.00	$1,057.30	0.96%	$4.96
Hypothetical (5% return before expenses)	1,000.00	1,020.31	0.96%	4.88
Investor Class[1]
Actual	$1,000.00	$1,056.00	1.21%	$6.25
Hypothetical (5% return before expenses)	1,000.00	1,019.05	1.21%	6.14
Polen Global Growth Fund
Institutional Class[2]
Actual	$1,000.00	$1,013.20	0.99%	$5.01
Hypothetical (5% return before expenses)	1,000.00	1,020.16	0.99%	5.03
Investor Class[2]
Actual	$1,000.00	$1,011.50	1.24%	$6.27
Hypothetical (5% return before expenses)	1,000.00	1,018.90	1.24%	6.29
16

POLEN FUNDS
Fund Expense Disclosure (Continued)
October 31, 2023
(Unaudited)
	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Annualized Expense Ratio	Expenses Paid During Period
Polen International Growth Fund
Institutional Class[3]
Actual	$1,000.00	$ 925.00	1.06%	$5.13
Hypothetical (5% return before expenses)	1,000.00	1,019.81	1.06%	5.38
Investor Class[3]
Actual	$1,000.00	$ 924.70	1.30%	$6.29
Hypothetical (5% return before expenses)	1,000.00	1,018.60	1.30%	6.60
Polen U.S. Small Company Growth Fund
Institutional Class[4]
Actual	$1,000.00	$ 932.90	1.10%	$5.34
Hypothetical (5% return before expenses)	1,000.00	1,019.61	1.10%	5.58
Investor Class[4]
Actual	$1,000.00	$ 932.10	1.35%	$6.56
Hypothetical (5% return before expenses)	1,000.00	1,018.35	1.35%	6.85
Class Y4
Actual	$1,000.00	$ 933.70	1.00%	$4.86
Hypothetical (5% return before expenses)	1,000.00	1,020.11	1.00%	5.08
Polen Emerging Markets Growth Fund
Institutional Class[5]
Actual	$1,000.00	$ 924.90	1.25%	$6.05
Hypothetical (5% return before expenses)	1,000.00	1,018.85	1.25%	6.34
Polen U.S. SMID Company Growth Fund
Institutional Class[6]
Actual	$1,000.00	$ 940.60	1.05%	$5.12
Hypothetical (5% return before expenses)	1,000.00	1,019.86	1.05%	5.33
Polen Global SMID Company Growth Fund
Institutional Class[7]
Actual	$1,000.00	$ 842.40	1.25%	$5.79
Hypothetical (5% return before expenses)	1,000.00	1,018.85	1.25%	6.34
Investor Class[8]
Actual	$1,000.00	$ 864.00	1.50%	$2.98
Hypothetical (5% return before expenses)	1,000.00	1,017.60	1.50%	7.61
Polen Emerging Markets ex China Growth Fund
Institutional Class[9]
Actual	$1,000.00	$ 891.80	1.25%	$5.94
Hypothetical (5% return before expenses)	1,000.00	1,018.85	1.25%	6.34
Polen Bank Loan Fund
Institutional Class[10]
Actual	$1,000.00	$1,055.30	0.75%	$3.87
Hypothetical (5% return before expenses)	1,000.00	1,021.37	0.75%	3.81
Polen Upper Tier High Yield Fund
Institutional Class[11]
Actual	$1,000.00	$1,007.50	0.65%	$3.28
17

POLEN FUNDS
Fund Expense Disclosure (Concluded)
October 31, 2023
(Unaudited)
	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Annualized Expense Ratio	Expenses Paid During Period
Hypothetical (5% return before expenses)	1,000.00	1,021.87	0.65%	3.30

1	Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2023 of 0.96% for Institutional Class and 1.21% for Investor Class, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 366 to reflect the period. The Fund’s ending account values on the first line of each table are based on the actual six-month total returns for the Fund of 5.73% and 5.60% for Institutional Class and Investor Class, respectively.
2	Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2023 of 0.99% for Institutional Class and 1.24% for Investor Class, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 366 to reflect the period. The Fund’s ending account values on the first line of each table are based on the actual six-month total returns for the Fund of 1.32% and 1.15% for Institutional Class and Investor Class, respectively.
3	Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2023 of 1.06% for Institutional Class and 1.30% for Investor Class, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 366 to reflect the period. The Fund’s ending account values on the first line of each table are based on the actual six-month total returns for the Fund of (7.50)% and (7.53)% for Institutional Class and Investor Class, respectively.
4	Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2023 of 1.10% for Institutional Class, 1.35% for Investor Class and 1.00% for Class Y, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 366 to reflect the period. The Fund’s ending account values on the first line of each table are based on the actual six-month total returns for the Fund of (6.71)%, (6.79)% and (6.63)% for Institutional Class, Investor Class and Class Y, respectively.
5	Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2023 of 1.25% for Institutional Class, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 366 to reflect the period. The Institutional Class ending account values on the first line of the table is based on the actual six-month total return for the Fund of (7.51)%.
6	Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2023 of 1.05% for Institutional Class, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 366 to reflect the period. The Institutional Class ending account values on the first line of the table is based on the actual six-month total return for the Fund of (5.94)%.
7	Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2023 of 1.25% for Institutional Class, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 366 to reflect the period. The Institutional Class ending account values on the first line of the table is based on the actual six-month total returns for the Fund of (15.76)%.
8	Expenses are equal to an annualized expense ratio for the period beginning August 11, 2023, commencement of operations, to October 31, 2023 of 1.50% for Investor Class, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (78), then divided by 366 to reflect the period. The Investor Class ending account values on the first line of the table is based on the actual total return for the Fund of (13.60)%. For comparative purposes, the Hypothetical expenses are as if the Investor Class had been in existence from May 1, 2023, and are equal to the Investor Class annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by 366 to reflect the period.
9	Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2023 of 1.25% for Institutional Class, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 366 to reflect the period. The Institutional Class ending account values on the first line of the table is based on the actual total return for the Fund of (10.82)%.
10	Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2023 of 0.75% for Institutional Class, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 366 to reflect the period. The Institutional Class ending account values on the first line of the table is based on the actual six-month total return for the Fund of 5.53%.
11	Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2023 of 0.65% for Institutional Class, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 366 to reflect the period. The Institutional Class ending account values on the first line of the table is based on the actual six-month total return for the Fund of 0.75%.
18

Polen Growth Fund
Portfolio Holdings Summary Table
October 31, 2023
(Unaudited)
The following table presents a summary by industry of the portfolio holdings of the Fund:
	% of Net Assets	Value
COMMON STOCKS:
Software Application	15.9%	$1,102,792,223
Internet Retail	14.9	1,038,248,000
Credit Services	12.8	892,415,567
Software Infrastructure	12.4	865,038,864
Entertainment	7.7	536,991,145
Internet Content & Information	7.1	492,980,821
Information Technology Services	5.7	398,753,097
Diagnostics & Research	4.0	278,925,874
Medical Devices	4.0	276,170,419
Healthcare Plans	3.9	267,565,241
Travel Services	3.8	260,130,238
Drug Manufacturers - Specialty & Generic	2.3	162,274,729
Biotechnology	2.2	149,978,521
Footwear & Accessories	1.8	126,818,488
Drug Manufacturers - General	1.0	71,453,646
Total Common Stocks	99.5	6,920,536,873
Short-Term Investment	0.7	46,368,662
Liabilities in Excess of Other Assets	(0.2)	(13,702,372)
NET ASSETS	100.0%	$6,953,203,163

Portfolio holdings are subject to change at any time.
See Note 1. The industry designations set forth in the table above are those of the Morningstar Global Equity Classification System (“MGECS”).
The accompanying notes are an integral part of the financial statements.
19

POLEN GROWTH FUND
Portfolio of Investments
October 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 99.5%
Biotechnology — 2.2%
Novo Nordisk A/S, ADR	1,553,055	$ 149,978,521
Credit Services — 12.8%
Mastercard, Inc., Class A	893,548	336,286,790
PayPal Holdings, Inc.*	4,425,489	229,240,330
Visa, Inc., Class A	1,390,423	326,888,447
		892,415,567
Diagnostics & Research — 4.0%
Illumina, Inc.*	970,189	106,158,081
Thermo Fisher Scientific, Inc.	388,443	172,767,793
		278,925,874
Drug Manufacturers - General — 1.0%
Eli Lilly & Co.	128,994	71,453,646
Drug Manufacturers - Specialty & Generic — 2.3%
Zoetis, Inc.	1,033,597	162,274,729
Entertainment — 7.7%
Netflix, Inc.*	1,304,358	536,991,145
Footwear & Accessories — 1.8%
NIKE, Inc., Class B	1,234,003	126,818,488
Healthcare Plans — 3.9%
UnitedHealth Group, Inc.	499,599	267,565,241
Information Technology Services — 5.7%
Accenture PLC, Class A	888,073	263,837,608
Gartner, Inc.*	406,323	134,915,489
		398,753,097
Internet Content & Information — 7.1%
Alphabet, Inc., Class C*	3,934,404	492,980,821
Internet Retail — 14.9%
Amazon.com, Inc.*	7,801,097	1,038,248,000
Medical Devices — 4.0%
Abbott Laboratories	2,414,349	228,276,698
Align Technology, Inc.*	259,460	47,893,721
		276,170,419
Software Application — 15.9%
Autodesk, Inc.*	1,009,049	199,418,354
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software Application — (Continued)
Salesforce, Inc.*	1,542,426	$ 309,765,414
ServiceNow, Inc.*	780,250	453,988,462
Workday, Inc., Class A*	659,487	139,619,993
		1,102,792,223
Software Infrastructure — 12.4%
Adobe, Inc.*	811,375	431,700,183
Microsoft Corp.	1,281,650	433,338,681
		865,038,864
Travel Services — 3.8%
Airbnb, Inc., Class A*	2,199,089	260,130,238
TOTAL COMMON STOCKS (Cost $4,796,747,176)		6,920,536,873
SHORT-TERM INVESTMENT — 0.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.23%(a)	46,368,662	46,368,662

TOTAL SHORT-TERM INVESTMENT (Cost $46,368,662)		46,368,662

TOTAL INVESTMENTS - 100.2% (Cost $4,843,115,838)		6,966,905,535
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(13,702,372)
NET ASSETS - 100.0%		$ 6,953,203,163

(a)	Rate disclosed is the 7-day yield at October 31, 2023.
†	See Note 1. The industry designations set forth in the schedule above are those of the Morningstar Global Equity Classification System ("MGECS").
*	Non-income producing.
ADR	American Depositary Receipt
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.
20

Polen Global Growth Fund
Portfolio Holdings Summary Table
October 31, 2023
(Unaudited)
The following table presents a summary by industry of the portfolio holdings of the Fund:
	% of Net Assets	Value
COMMON STOCKS:
Software	27.4%	$116,768,291
Financial Services	8.9	37,597,288
Broadline Retail	8.3	35,464,226
Health Care Equipment & Supplies	8.2	34,421,244
Interactive Media & Services	7.2	30,632,091
Life Sciences Tools & Services	7.2	30,405,548
Insurance	4.5	19,098,643
Information Technology Services	4.3	18,482,306
Personal Products	3.7	15,663,680
Food Products	3.3	13,906,997
Professional Services	3.3	13,869,627
Textiles, Apparel & Luxury Goods	2.8	11,815,718
Capital Markets	2.0	8,359,167
Biotechnology	1.8	7,637,454
Pharmaceuticals	1.6	6,839,972
Total Common Stocks	94.5	400,962,252
Short-Term Investment	3.7	15,398,650
Other Assets in Excess of Liabilities	1.8	7,806,564
NET ASSETS	100.0%	$424,167,466

Portfolio holdings are subject to change at any time.
See Note 1. The industry designations set forth in the table above are those of the Global Industry Classification Standard (“GICS”).
The accompanying notes are an integral part of the financial statements.
21

POLEN GLOBAL GROWTH FUND
Portfolio of Investments
October 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 94.5%
Australia — 1.8%
CSL Ltd.	51,677	$ 7,637,454
Denmark — 1.6%
Novo Nordisk AS, Class B	70,898	6,839,972
France — 6.0%
L'Oreal SA	32,394	13,616,193
LVMH Moet Hennessy Louis Vuitton SE	16,504	11,815,718
		25,431,911
Germany — 8.9%
SAP SE	168,073	22,544,023
Siemens Healthineers AG(a)	309,252	15,214,204
		37,758,227
Ireland — 8.0%
Accenture PLC, Class A	48,897	14,526,810
ICON PLC*	80,067	19,533,145
		34,059,955
Switzerland — 3.3%
Nestle SA, Registered Shares	128,961	13,906,997
United States — 64.0%
Abbott Laboratories	137,517	13,002,232
Adobe, Inc.*	43,395	23,088,744
Align Technology, Inc.*	33,614	6,204,808
Alphabet, Inc., Class C*	244,470	30,632,091
Amazon.com, Inc.*	266,468	35,464,226
Aon PLC, Class A	61,728	19,098,643
Autodesk, Inc.*	41,557	8,212,910
Automatic Data Processing, Inc.	63,558	13,869,627
Estee Lauder Cos., Inc. (The), Class A	15,888	2,047,487
Mastercard, Inc., Class A	49,504	18,630,830
Microsoft Corp.	96,567	32,650,268
MSCI, Inc.	17,727	8,359,167
ServiceNow, Inc.*	19,559	11,380,404
Thermo Fisher Scientific, Inc.	24,445	10,872,403
Visa, Inc., Class A	80,674	18,966,458
Workday, Inc., Class A*	89,235	18,891,942
		271,372,240
	Number of Shares	Value
COMMON STOCKS — (Continued)
Uruguay — 0.9%
Globant SA*	23,228	$ 3,955,496
TOTAL COMMON STOCKS (Cost $314,621,429)		400,962,252

SHORT-TERM INVESTMENT — 3.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.23%(b)	15,398,650	15,398,650
TOTAL SHORT-TERM INVESTMENT (Cost $15,398,650)		15,398,650

TOTAL INVESTMENTS - 98.2% (Cost $330,020,079)		416,360,902
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%		7,806,564
NET ASSETS - 100.0%		$424,167,466

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security was purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2023, this security amounted to $15,214,204 or 3.59% of net assets. This security has been determined by the Adviser to be a liquid security.
(b)	Rate disclosed is the 7-day yield at October 31, 2023.
†	See Note 1. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard ("GICS").
*	Non-income producing.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.
22

Polen International Growth Fund
Portfolio Holdings Summary Table
October 31, 2023
(Unaudited)
The following table presents a summary by industry of the portfolio holdings of the Fund:
	% of Net Assets	Value
COMMON STOCKS:
Software	19.1%	$ 40,251,458
Life Sciences Tools & Services	10.9	23,068,614
Health Care Equipment & Supplies	9.9	20,852,808
Hotels, Restaurants & Leisure	7.5	15,881,134
Insurance	7.4	15,674,204
Information Technology Services	6.8	14,423,435
Textiles, Apparel & Luxury Goods	5.5	11,786,048
Semiconductors & Semiconductor Equipment	5.6	11,663,097
Professional Services	4.8	10,144,115
Trading Companies & Distributors	3.9	8,333,749
Personal Products	3.7	7,730,684
Broadline Retail	3.3	6,981,644
Banks	2.8	5,933,685
Pharmaceuticals	1.7	3,583,899
Biotechnology	1.4	2,912,096
Total Common Stocks	94.3	199,220,670
Short-Term Investment	5.8	12,326,928
Liabilities in Excess of Other Assets	(0.1)	(172,751)
NET ASSETS	100.0%	$211,374,847

Portfolio holdings are subject to change at any time.
See Note 1. The industry designations set forth in the table above are those of the Global Industry Classification Standard (“GICS”).
The accompanying notes are an integral part of the financial statements.
23

POLEN INTERNATIONAL GROWTH FUND
Portfolio of Investments
October 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 94.3%
Australia — 1.4%
CSL Ltd.	19,704	$ 2,912,096
Canada — 2.8%
Shopify, Inc., Class A*	127,212	6,003,134
Denmark — 1.7%
Novo Nordisk AS, Class B	37,148	3,583,899
France — 5.1%
Dassault Systemes SE	49,533	2,040,431
Kering SA	5,064	2,059,537
LVMH Moet Hennessy Louis Vuitton SE	3,382	2,421,277
Teleperformance SE	37,708	4,337,993
		10,859,238
Germany — 16.1%
adidas AG	41,085	7,305,234
SAP SE	106,947	14,345,051
Siemens Healthineers AG(a)	252,726	12,433,307
		34,083,592
India — 2.8%
HDFC Bank Ltd.	334,395	5,933,685
Ireland — 19.9%
Accenture PLC, Class A	15,761	4,682,436
Experian PLC	191,376	5,806,122
ICON PLC*	94,559	23,068,614
Medtronic PLC	119,324	8,419,501
		41,976,673
Japan — 1.7%
Lasertec Corp.	21,443	3,541,960
Netherlands — 3.9%
ASML Holding NV	13,510	8,121,137
Spain — 2.7%
Amadeus IT Group SA	100,752	5,750,200
Sweden — 4.8%
Evolution AB(a)	113,696	10,130,934
Switzerland — 2.4%
Temenos AG, Registered Shares	69,231	4,987,790
United Kingdom — 16.5%
Bunzl PLC	233,594	8,333,749
Sage Group PLC (The)	1,597,974	18,878,186
Unilever PLC	163,230	7,730,684
		34,942,619
	Number of Shares	Value
COMMON STOCKS — (Continued)
United States — 7.4%
Aon PLC, Class A	50,660	$ 15,674,204
Uruguay — 5.1%
Globant SA*	21,950	3,737,865
MercadoLibre, Inc.*	5,627	6,981,644
		10,719,509
TOTAL COMMON STOCKS (Cost $185,880,444)		199,220,670

SHORT-TERM INVESTMENT — 5.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.23%(b)	12,326,928	12,326,928
TOTAL SHORT-TERM INVESTMENT (Cost $12,326,928)		12,326,928

TOTAL INVESTMENTS - 100.1% (Cost $198,207,372)		211,547,598
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(172,751)
NET ASSETS - 100.0%		$211,374,847

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2023, these securities amounted to $22,564,241 or 10.67% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b)	Rate disclosed is the 7-day yield at October 31, 2023.
†	See Note 1. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard ("GICS").
*	Non-income producing.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.
24

Polen U.S. Small Company Growth Fund
Portfolio Holdings Summary Table
October 31, 2023
(Unaudited)
The following table presents a summary by industry of the portfolio holdings of the Fund:
	% of Net Assets	Value
COMMON STOCKS:
Software Application	19.6%	$13,231,146
Software Infrastructure	13.0	8,769,173
Information Technology Services	6.3	4,262,808
Capital Markets	6.1	4,118,405
Specialty Retail	6.1	4,112,111
Health Information Services	5.9	4,008,842
Auto Parts	5.1	3,413,943
Insurance - Diversified	5.0	3,356,244
Asset Management	4.5	3,051,032
Restaurants	4.3	2,878,810
Industrial Distribution	4.0	2,716,340
Real Estate Services	3.3	2,256,022
Leisure	3.0	2,028,204
Internet Retail	2.7	1,802,213
Medical Instruments & Supplies	2.3	1,559,664
Semiconductors	1.9	1,247,600
Diagnostics & Research	1.6	1,075,756
Medical Care Facilities	1.5	976,166
Household & Personal Products	1.3	863,643
Total Common Stocks	97.5	65,728,122
Other Assets in Excess of Liabilities	2.5	1,668,018
NET ASSETS	100.0%	$67,396,140

Portfolio holdings are subject to change at any time.
See Note 1. The industry designations set forth in the table above are those of the Morningstar Global Equity Classification System (“MGECS”).
The accompanying notes are an integral part of the financial statements.
25

POLEN U.S. SMALL COMPANY GROWTH FUND
Portfolio of Investments
October 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 97.5%
Asset Management — 4.5%
Hamilton Lane, Inc., Class A	36,270	$ 3,051,032
Auto Parts — 5.1%
Fox Factory Holding Corp.*	28,952	2,358,720
XPEL, Inc.*	22,791	1,055,223
		3,413,943
Capital Markets — 6.1%
Houlihan Lokey, Inc.	40,971	4,118,405
Diagnostics & Research — 1.6%
Medpace Holdings, Inc.*	4,433	1,075,756
Health Information Services — 5.9%
Doximity, Inc., Class A*	59,465	1,214,870
Progyny, Inc.*	90,537	2,793,972
		4,008,842
Household & Personal Products — 1.3%
Helen of Troy Ltd.*	8,784	863,643
Industrial Distribution — 4.0%
Core & Main, Inc., Class A*	48,066	1,445,825
SiteOne Landscape Supply, Inc.*	9,222	1,270,515
		2,716,340
Information Technology Services — 6.3%
ExlService Holdings, Inc.*	38,308	1,000,222
Globant SA*	19,159	3,262,586
		4,262,808
Insurance - Diversified — 5.0%
Goosehead Insurance, Inc., Class A*	51,738	3,356,244
Internet Retail — 2.7%
Revolve Group, Inc.*	131,070	1,802,213
Leisure — 3.0%
YETI Holdings, Inc.*	47,700	2,028,204
Medical Care Facilities — 1.5%
AMN Healthcare Services, Inc.*	12,868	976,166
Medical Instruments & Supplies — 2.3%
Warby Parker, Inc., Class A*	120,159	1,559,664
Real Estate Services — 3.3%
FirstService Corp.	15,947	2,256,022
Restaurants — 4.3%
Wingstop, Inc.	15,751	2,878,810
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors — 1.9%
SiTime Corp.*	12,501	$ 1,247,600
Software Application — 19.6%
Alarm.com Holdings, Inc.*	45,939	2,348,861
Alight, Inc., Class A*	425,874	2,827,803
Appfolio, Inc., Class A*	11,644	2,184,065
BlackLine, Inc.*	45,939	2,255,605
Bumble, Inc., Class A*	143,583	1,929,756
Clearwater Analytics Holdings, Inc., Class A*	93,200	1,685,056
		13,231,146
Software Infrastructure — 13.0%
CCC Intelligent Solutions Holdings, Inc.*	250,168	2,694,309
Endava PLC, SP ADR*	17,648	885,224
Euronet Worldwide, Inc.*	25,270	1,941,747
Qualys, Inc.*	21,235	3,247,893
		8,769,173
Specialty Retail — 6.1%
Five Below, Inc.*	16,764	2,916,601
RH *	5,485	1,195,510
		4,112,111
TOTAL COMMON STOCKS (Cost $64,677,411)		65,728,122

TOTAL INVESTMENTS - 97.5% (Cost $64,677,411)		65,728,122
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.5%		1,668,018
NET ASSETS - 100.0%		$ 67,396,140

†	See Note 1. The industry designations set forth in the schedule above are those of the Morningstar Global Equity Classification System ("MGECS").
*	Non-income producing.
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

The accompanying notes are an integral part of the financial statements.
26

Polen Emerging Markets Growth Fund
Portfolio Holdings Summary Table
October 31, 2023
(Unaudited)
The following table presents a summary by industry of the portfolio holdings of the Fund:
	% of Net Assets	Value
COMMON STOCKS:
Entertainment	11.9%	$ 2,126,330
Broadline Retail	11.7	2,094,473
Consumer Staples Distribution & Retail	10.1	1,796,230
Banks	9.7	1,734,974
Information Technology Services	9.3	1,643,382
Hotels, Restaurants & Leisure	6.1	1,085,648
Food Products	5.4	959,299
Financial Services	5.3	943,482
Semiconductors & Semiconductor Equipment	5.1	914,621
Oil, Gas & Consumable Fuels	3.1	562,000
Textiles, Apparel & Luxury Goods	3.0	542,855
Beverages	3.0	531,393
Interactive Media & Services	2.8	500,208
Passenger Airlines	2.4	424,712
Specialty Retail	2.4	422,425
Software	2.3	401,436
Insurance	2.2	392,508
Electronic Equipment, Instruments & Components	1.9	338,203
Total Common Stocks	97.7	17,414,179
Short-Term Investment	2.5	442,933
Liabilities in Excess of Other Assets	(0.2)	(27,263)
NET ASSETS	100.0%	$17,829,849

Portfolio holdings are subject to change at any time.
See Note 1. The industry designations set forth in the table above are those of the Global Industry Classification Standard (“GICS”).
The accompanying notes are an integral part of the financial statements.
27

POLEN EMERGING MARKETS GROWTH FUND
Portfolio of Investments
October 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 97.7%
Brazil — 2.3%
Raia Drogasil SA	79,560	$ 407,288
China — 26.5%
Alibaba Group Holding Ltd.*	47,400	487,987
ANTA Sports Products Ltd.	48,000	542,855
Autohome, Inc., Class A	75,380	499,597
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	128,274	480,875
Meituan, Class B(a)*	17,100	242,393
NetEase, Inc.	62,961	1,347,463
Tencent Music Entertainment Group, ADR*	107,282	778,867
Yum China Holdings, Inc.	6,716	352,993
		4,733,030
Hong Kong — 2.2%
AIA Group Ltd.	45,200	392,508
Hungary — 2.4%
Wizz Air Holdings PLC(a)*	22,530	424,712
India — 15.8%
HDFC Bank Ltd.	39,087	693,580
Infosys Ltd.	42,928	705,984
Kotak Mahindra Bank Ltd.	18,231	381,116
Nestle India Ltd.	1,643	478,424
Reliance Industries Ltd.	20,438	562,000
		2,821,104
Indonesia — 3.7%
Bank Central Asia Tbk PT	1,198,500	660,278
Mexico — 7.1%
Fomento Economico Mexicano SAB de CV	47,000	531,393
Wal-Mart de Mexico SAB de CV	205,165	735,130
		1,266,523
Netherlands — 4.1%
Prosus NV*	26,094	729,734
Poland — 3.7%
Dino Polska SA(a)*	6,900	653,812
Russia — 0.0%
VK Co. Ltd., GDR(b)(c)(d)*	34,180	342
Yandex NV, Class A(b)(c)(d)*	26,923	269
		611
Singapore — 2.3%
Karooooo Ltd.	17,010	401,436
Taiwan — 9.2%
E Ink Holdings, Inc.	65,000	338,203
	Number of Shares	Value
COMMON STOCKS — (Continued)
Taiwan — (Continued)
momo.com, Inc.	23,980	$ 395,345
Taiwan Semiconductor Manufacturing Co. Ltd.	56,000	914,621
		1,648,169
United States — 4.9%
EPAM Systems, Inc.*	1,786	388,580
Las Vegas Sands Corp.	10,330	490,262
		878,842
Uruguay — 8.0%
Dlocal Ltd.*	55,993	943,482
MercadoLibre, Inc.*	388	481,407
		1,424,889
Vietnam — 5.5%
FPT Corp.	162,265	548,818
Mobile World Investment Corp.	274,500	422,425
		971,243
TOTAL COMMON STOCKS (Cost $22,273,658)		17,414,179

SHORT-TERM INVESTMENT — 2.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.23%(e)	442,933	442,933
TOTAL SHORT-TERM INVESTMENT (Cost $442,933)		442,933

TOTAL INVESTMENTS - 100.2% (Cost $22,716,591)		17,857,112
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(27,263)
NET ASSETS - 100.0%		$17,829,849

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2023, these securities amounted to $1,320,917 or 7.41% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b)	The Fund is unable to receive and repatriate proceeds due to U.S. sanctions.

The accompanying notes are an integral part of the financial statements.
28

POLEN EMERGING MARKETS GROWTH FUND
Portfolio of Investments (Concluded)
October 31, 2023
(Unaudited)
(c)	Security is deemed illiquid at October 31, 2023.
(d)	Security is fair valued by the Adviser in accordance with the policies established by the Board of Trustees.
(e)	Rate disclosed is the 7-day yield at October 31, 2023.
†	See Note 1. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard ("GICS").
*	Non-income producing.
ADR	American Depositary Receipt
GDR	Global Depository Receipt
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.
29

Polen U.S. SMID Company Growth Fund
Portfolio Holdings Summary Table
October 31, 2023
(Unaudited)
The following table presents a summary by industry of the portfolio holdings of the Fund:
	% of Net Assets	Value
COMMON STOCKS:
Software Application	27.5%	$ 4,563,065
Specialty Retail	6.7	1,111,105
Insurance - Diversified	5.6	931,533
Information Technology Services	5.3	881,591
Capital Markets	5.2	859,748
Internet Retail	4.9	814,792
Health Information Services	4.5	745,911
Asset Management	4.0	658,912
Diagnostics & Research	3.6	604,748
Restaurants	3.4	567,684
Building Products & Equipment	3.4	564,292
Software Infrastructure	3.4	562,553
Financial Data & Stock Exchanges	3.3	547,252
Leisure	3.2	532,095
Home Improvement Retail	3.1	508,161
Semiconductors	2.8	471,999
Auto Parts	2.8	469,430
Medical Instruments & Supplies	2.2	366,360
Industrial Distribution	1.5	249,153
Medical Devices	0.7	124,598
Total Common Stocks	97.1	16,134,982
Short-Term Investment	3.1	509,900
Liabilities in Excess of Other Assets	(0.2)	(25,419)
NET ASSETS	100.0%	$16,619,463

Portfolio holdings are subject to change at any time.
See Note 1. The industry designations set forth in the table above are those of the Morningstar Global Equity Classification System (“MGECS”).
The accompanying notes are an integral part of the financial statements.
30

POLEN U.S. SMID COMPANY GROWTH FUND
Portfolio of Investments
October 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 97.1%
Asset Management — 4.0%
Hamilton Lane, Inc., Class A	7,833	$ 658,912
Auto Parts — 2.8%
Fox Factory Holding Corp.*	5,762	469,430
Building Products & Equipment — 3.4%
Trex Co., Inc.*	10,039	564,292
Capital Markets — 5.2%
Houlihan Lokey, Inc.	8,553	859,748
Diagnostics & Research — 3.6%
Charles River Laboratories International, Inc.*	1,711	288,064
Medpace Holdings, Inc.*	1,305	316,684
		604,748
Financial Data & Stock Exchanges — 3.3%
Morningstar, Inc.	2,161	547,252
Health Information Services — 4.5%
Doximity, Inc., Class A*	13,460	274,988
Progyny, Inc.*	15,260	470,923
		745,911
Home Improvement Retail — 3.1%
Floor & Decor Holdings, Inc., Class A*	6,167	508,161
Industrial Distribution — 1.5%
Core & Main, Inc., Class A*	8,283	249,153
Information Technology Services — 5.3%
Globant SA*	5,177	881,591
Insurance - Diversified — 5.6%
Goosehead Insurance, Inc., Class A*	14,360	931,533
Internet Retail — 4.9%
Etsy, Inc.*	6,392	398,222
Revolve Group, Inc.*	30,296	416,570
		814,792
Leisure — 3.2%
YETI Holdings, Inc.*	12,514	532,095
Medical Devices — 0.7%
Align Technology, Inc.*	675	124,598
Medical Instruments & Supplies — 2.2%
Warby Parker, Inc., Class A*	28,225	366,360
Restaurants — 3.4%
Wingstop, Inc.	3,106	567,684
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors — 2.8%
Monolithic Power Systems, Inc.	855	$ 377,688
SiTime Corp.*	945	94,311
		471,999
Software Application — 27.5%
Alarm.com Holdings, Inc.*	8,733	446,518
Alight, Inc., Class A*	48,752	323,713
Aspen Technology, Inc.*	2,566	456,107
Bumble, Inc., Class A*	23,453	315,208
Clearwater Analytics Holdings, Inc., Class A*	23,093	417,521
Dynatrace, Inc.*	23,453	1,048,584
Paycom Software, Inc.	2,656	650,640
Trade Desk, Inc. (The), Class A*	4,232	300,303
Tyler Technologies, Inc.*	1,621	604,471
		4,563,065
Software Infrastructure — 3.4%
Endava PLC, SP ADR*	5,492	275,479
Euronet Worldwide, Inc.*	3,736	287,074
		562,553
Specialty Retail — 6.7%
Five Below, Inc.*	4,412	767,600
RH *	1,576	343,505
		1,111,105
TOTAL COMMON STOCKS (Cost $17,178,493)		16,134,982
SHORT-TERM INVESTMENT — 3.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.23%(a)	509,900	509,900

TOTAL SHORT-TERM INVESTMENT (Cost $509,900)		509,900

TOTAL INVESTMENTS - 100.2% (Cost $17,688,393)		16,644,882
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(25,419)
NET ASSETS - 100.0%		$ 16,619,463

The accompanying notes are an integral part of the financial statements.
31

POLEN U.S. SMID COMPANY GROWTH FUND
Portfolio of Investments (Concluded)
October 31, 2023
(Unaudited)
(a)	Rate disclosed is the 7-day yield at October 31, 2023.
†	See Note 1. The industry designations set forth in the schedule above are those of the Morningstar Global Equity Classification System ("MGECS").
*	Non-income producing.
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

The accompanying notes are an integral part of the financial statements.
32

Polen Global SMID Company Growth Fund
Portfolio Holdings Summary Table
October 31, 2023
(Unaudited)
The following table presents a summary by industry of the portfolio holdings of the Fund:
	% of Net Assets	Value
COMMON STOCKS:
Software	16.5%	$ 1,895,172
Insurance	8.1	926,116
Specialty Retail	8.0	906,010
Capital Markets	7.7	874,002
Information Technology Services	7.6	868,791
Professional Services	7.5	854,441
Life Sciences Tools & Services	7.1	802,631
Real Estate Management & Development	6.8	782,972
Entertainment	4.7	535,349
Leisure Products	3.5	400,453
Health Care Providers & Services	3.3	371,493
Beverages	2.9	326,873
Health Care Technology	2.8	324,872
Hotels, Restaurants & Leisure	2.4	268,746
Health Care Equipment & Supplies	2.3	258,795
Trading Companies & Distributors	2.1	243,167
Automobile Components	1.7	198,858
Machinery	0.9	103,241
Total Common Stocks	95.9	10,941,982
Short-Term Investment	4.1	472,455
Liabilities in Excess of Other Assets	(0.0)	(1,677)
NET ASSETS	100.0%	$11,412,760

Portfolio holdings are subject to change at any time.
See Note 1. The industry designations set forth in the table above are those of the Global Industry Classification Standard (“GICS”).
The accompanying notes are an integral part of the financial statements.
33

POLEN GLOBAL SMID COMPANY GROWTH FUND
Portfolio of Investments
October 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 95.9%
Australia — 1.4%
Pro Medicus Ltd.	3,462	$ 164,905
Canada — 13.6%
Altus Group Ltd.	12,833	435,864
FirstService Corp.	2,453	347,108
Kinaxis, Inc.*	3,330	325,183
TMX Group Ltd.	21,363	444,899
		1,553,054
China — 2.4%
TravelSky Technology Ltd., Class H	170,121	268,746
Germany — 4.7%
CTS Eventim AG & Co. KGaA	8,842	535,349
Japan — 3.1%
SHIFT, Inc.*	1,950	353,807
Luxembourg — 4.0%
Eurofins Scientific SE	8,905	451,802
Netherlands — 3.3%
Euronext NV(a)	2,598	181,181
Topicus.com, Inc., sub-voting shares*	3,038	200,036
		381,217
Norway — 0.9%
TOMRA Systems ASA	13,025	103,241
Switzerland — 3.1%
Tecan Group AG, Registered Shares	1,219	350,829
United Kingdom — 5.6%
Endava PLC, SP ADR*	6,125	307,230
Fevertree Drinks PLC	26,786	326,873
		634,103
United States — 52.0%
Alight, Inc., Class A*	72,751	483,067
Align Technology, Inc.*	1,402	258,795
CCC Intelligent Solutions Holdings, Inc.*	29,421	316,864
Core & Main, Inc., Class A*	8,084	243,167
Doximity, Inc., Class A*	7,830	159,967
Dynatrace, Inc.*	6,743	301,480
Fair Isaac Corp.*	263	222,464
Five Below, Inc.*	3,117	542,296
Floor & Decor Holdings, Inc., Class A*	4,414	363,714
Goosehead Insurance, Inc., Class A*	8,768	568,780
Markel Group, Inc.*	243	357,336
	Number of Shares	Value
COMMON STOCKS — (Continued)
United States — (Continued)
Morningstar, Inc.	979	$ 247,922
Paycom Software, Inc.	1,516	371,374
Progyny, Inc.*	12,038	371,493
Tyler Technologies, Inc.*	1,419	529,145
XPEL, Inc.*	4,295	198,858
YETI Holdings, Inc.*	9,418	400,453
		5,937,175
Uruguay — 1.8%
Globant SA*	1,220	207,754
TOTAL COMMON STOCKS (Cost $11,752,829)		10,941,982

SHORT-TERM INVESTMENT — 4.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.23%(b)	472,455	472,455
TOTAL SHORT-TERM INVESTMENT (Cost $472,455)		472,455

TOTAL INVESTMENTS - 100.0% (Cost $12,225,284)		11,414,437
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%		(1,677)
NET ASSETS - 100.0%		$11,412,760

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2023, these securities amounted to $181,181 or 1.59% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b)	Rate disclosed is the 7-day yield at October 31, 2023.
†	See Note 1. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard ("GICS").
*	Non-income producing.
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

The accompanying notes are an integral part of the financial statements.
34

Polen Emerging Markets ex China Growth Fund
Portfolio Holdings Summary Table
October 31, 2023
(Unaudited)
The following table presents a summary by industry of the portfolio holdings of the Fund:
	% of Net Assets	Value
COMMON STOCKS:
Banks	11.0%	$ 151,305
Consumer Staples Distribution & Retail	10.7	149,320
Specialty Retail	10.5	144,786
Beverages	8.0	110,804
Textiles, Apparel & Luxury Goods	7.8	108,140
Broadline Retail	7.7	105,882
Automobiles	4.8	66,980
Semiconductors & Semiconductor Equipment	4.8	66,963
Financial Services	4.6	64,199
Software	4.4	61,360
Passenger Airlines	3.6	49,578
Hotels, Restaurants & Leisure	3.6	49,425
Information Technology Services	3.3	45,467
Insurance	3.1	43,464
Electrical Equipment	2.8	38,536
Electronic Equipment, Instruments & Components	2.6	35,902
Food Products	1.8	25,062
Total Common Stocks	95.1	1,317,173
Short-Term Investment	4.7	64,879
Other Assets in Excess of Liabilities	0.2	3,415
NET ASSETS	100.0%	$1,385,467

Portfolio holdings are subject to change at any time.
See Note 1. The industry designations set forth in the table above are those of the Global Industry Classification Standard (“GICS”).
The accompanying notes are an integral part of the financial statements.
35

POLEN EMERGING MARKETS EX CHINA GROWTH FUND
Portfolio of Investments
October 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 95.1%
Brazil — 5.9%
Raia Drogasil SA	8,528	$ 43,657
WEG SA	5,900	38,536
		82,193
Cambodia — 3.6%
NagaCorp Ltd.*	115,062	49,425
Hungary — 3.6%
Wizz Air Holdings PLC(a)*	2,630	49,578
India — 17.8%
Bajaj Auto Ltd.	1,050	66,980
HDFC Bank Ltd.	6,130	108,774
Titan Co. Ltd.	830	31,819
United Spirits Ltd.*	3,100	38,444
		246,017
Indonesia — 3.1%
Bank Central Asia Tbk PT	77,200	42,531
Mexico — 8.4%
Fomento Economico Mexicano SAB de CV	6,400	72,360
Wal-Mart de Mexico SAB de CV	12,300	44,072
		116,432
Philippines — 1.8%
Universal Robina Corp.	13,000	25,062
Poland — 4.4%
Dino Polska SA(a)*	650	61,591
Singapore — 4.4%
Karooooo Ltd.	2,600	61,360
South Africa — 5.9%
Discovery Ltd.	6,300	43,464
Mr Price Group Ltd.	5,300	38,308
		81,772
Taiwan — 10.4%
E Ink Holdings, Inc.	6,900	35,902
momo.com, Inc.	2,509	41,364
Taiwan Semiconductor Manufacturing Co. Ltd.	4,100	66,963
		144,229
Thailand — 2.1%
Home Product Center PCL	89,200	29,533
Uruguay — 12.6%
Dlocal Ltd.*	3,810	64,199
	Number of Shares	Value
COMMON STOCKS — (Continued)
Uruguay — (Continued)
Globant SA*	267	$ 45,467
MercadoLibre, Inc.*	52	64,518
		174,184
Vietnam — 11.1%
Mobile World Investment Corp.	50,000	76,945
Phu Nhuan Jewelry JSC	26,000	76,321
		153,266
TOTAL COMMON STOCKS (Cost $1,420,074)		1,317,173

SHORT-TERM INVESTMENT — 4.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.23%(b)	64,879	64,879
TOTAL SHORT-TERM INVESTMENT (Cost $64,879)		64,879

TOTAL INVESTMENTS - 99.8% (Cost $1,484,953)		1,382,052
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		3,415
NET ASSETS - 100.0%		$1,385,467

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2023, these securities amounted to $111,169 or 8.02% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b)	Rate disclosed is the 7-day yield at October 31, 2023.
†	See Note 1. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard ("GICS").
*	Non-income producing.
JSC	Joint Stock Company
PCL	Public Company Limited
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.
36

Polen Bank Loan Fund
Portfolio Holdings Summary Table
October 31, 2023
(Unaudited)
The following table presents a summary by industry of the portfolio holdings of the Fund:
	% of Net Assets	Value
SENIOR LOANS:
Health Care	18.2%	$1,473,545
Materials	12.0	970,518
Media	10.6	855,555
Industrial Services	8.5	683,260
Software & Technology Services	7.3	592,629
Retail & Wholesale - Discretionary	6.3	506,707
Consumer Discretionary Services	5.0	405,642
Industrial Products	4.8	385,210
Consumer Discretionary Products	3.7	298,819
Consumer Staple Products	3.1	252,991
Telecommunications	2.2	181,339
Technology Hardware & Semiconductors	1.5	121,562
Insurance	1.2	98,705
Retail & Wholesale - Staples	0.6	49,488
Financial Services	0.3	24,000
CORPORATE BONDS:
Materials	6.1	490,702
Insurance	2.5	199,882
Financial Services	1.9	153,708
Consumer Discretionary Products	1.2	99,125
Industrial Products	0.8	69,829
Other Assets in Excess of Liabilities	2.2	177,246
NET ASSETS	100.0%	$8,090,462

Portfolio holdings are subject to change at any time.
See Note 1. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System (“BICS”).
The accompanying notes are an integral part of the financial statements.
37

POLEN BANK LOAN FUND
Portfolio of Investments
October 31, 2023
(Unaudited)
	Par Value	Value
SENIOR LOANS†(a) — 85.3%
Consumer Discretionary Products — 3.7%
DexKo Global, Inc., First Lien Closing Date Dollar Term Loan, 9.402% (SOFR +401 bps), 10/4/28	$ 118,558	$ 113,735
DexKo Global, Inc., 2023 Incremental Term Loans, 9.64% (SOFR +425 bps), 10/4/28	25,000	24,209
RealTruck Group, Inc., Second Amendment Incremental Term Loan, 10.463% (SOFR +511 bps), 1/31/28	165,000	160,875
		298,819
Consumer Discretionary Services — 5.0%
Kuehg Corp., Initial Term Loan, 10.39% (SOFR +500 bps), 6/12/30	200,000	200,193
Learning Care Group U.S. No.2, Inc., Initial Term Loans, 10.117% - 10.171%, 10.14% (SOFR +475 bps), 8/11/28	205,000	205,449
		405,642
Consumer Staple Products — 3.1%
Kronos Acquisition Holdings, Inc., Tranche B-1 Term Loan, 9.402% (SOFR +401 bps), 12/22/26	163,944	160,991
VC GB Holdings I Corp., Second Lien Initial Term Loan, 12.402% (SOFR +701 bps), 7/23/29(b)	100,000	92,000
		252,991
Financial Services — 0.3%
Nexus Buyer, LLC, Second Lien Term Loan, 11.674% (SOFR +635 bps), 11/5/29	25,000	24,000
Health Care — 18.2%
Aveanna Healthcare, LLC, First Lien 2021 Extended Term Loan, 9.272% (SOFR +385 bps), 7/17/28	125,725	113,526
Aveanna Healthcare, LLC, Initial Term Loan, 12.572% (SOFR +715 bps), 12/10/29	85,000	60,775
Charlotte Buyer, Inc., Initial Term B Loan, 2/11/28(b)	145,000	143,628
	Par Value	Value
SENIOR LOANS — (Continued)
Health Care — (Continued)
CVET Midco 2 LP, Initial Term Loan, 10.39% (SOFR +500 bps), 10/13/29	$ 109,450	$ 107,339
EyeCare Partners, LLC, Amendment No. 1 Term Loan, 9.395% (SOFR +401 bps), 11/15/28	69,160	38,470
EyeCare Partners, LLC, First Lien Amendment No. 2 Term Loans, 9.983% (SOFR +460 bps), 11/15/28	34,738	20,582
EyeCare Partners, LLC, Second Lien Initial Term Loan, 17.248% (SOFR +686 bps), 11/15/29(b)	110,000	47,438
Packaging Coordinators Midco, Inc., First Lien Term B Loan, 9.152% (SOFR +376 bps), 11/30/27	232,679	230,127
RXB Holdings, Inc., First Lien Initial Term Loan, 9.949% (SOFR +461 bps), 8/1/27	138,370	135,949
Sharp Services, LLC, First Lien Initial Term Loan, 9.49% (SOFR +410 bps), 12/29/28	138,395	137,703
Sharp Services, LLC, Tranche B Term Loan, 9.896% (SOFR +450 bps), 12/31/28	10,000	9,975
Summit Behavioral Healthcare, LLC, Initial Term Loan, 10.429% (SOFR +501 bps), 11/24/28	148,419	147,956
Surgery Center Holdings, Inc., 2021 New Term Loan, 9.203% (SOFR +386 bps), 8/31/26	280,000	280,077
		1,473,545
Industrial Products — 4.8%
CPM Holdings, Inc., Initial Term Loan, 9.827% (SOFR +450 bps), 9/28/28	165,000	165,124
Engineered Machinery Holdings, Inc., Incremental USD First Lien Term Loan, 9.152% (SOFR +376 bps), 5/19/28	99,746	98,889

The accompanying notes are an integral part of the financial statements.
38

POLEN BANK LOAN FUND
Portfolio of Investments (Continued)
October 31, 2023
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Industrial Products — (Continued)
Engineered Machinery Holdings, Inc., Second Lien Incremental Amendment No. 2 Term Loan, 12.152% (SOFR +650 bps), 5/21/29	$ 65,000	$ 63,700
SPX Flow, Inc., Term Loan, 9.924% (SOFR +460 bps), 4/5/29	57,928	57,497
		385,210
Industrial Services — 8.5%
Ankura Consulting Group, LLC, First Lien Closing Date Term Loan, 9.939% (SOFR +461 bps), 3/17/28	69,204	68,656
CHG Healthcare Services, Inc., 2023 Incremental Term Loans, 9/29/28(b)	60,000	59,559
Creative Artists Agency, LLC, 2023 Refinancing Term Loan, 8.824% (SOFR +350 bps), 11/27/28	79,687	79,516
Infinite Bidco, LLC, First Lien Term Loan, 9.28% (SOFR +390 bps), 3/2/28	64,237	62,310
Infinite Bidco, LLC, Second Lien Initial Term Loan, 12.645% (SOFR +726 bps), 3/2/29	85,000	74,871
KKR Apple Bidco, LLC, First Lien Amendment No. 1 Term Loan, 9.324% (SOFR +400 bps), 9/22/28	159,086	158,974
LaserShip, Inc., First Lien Initial Term Loan, 10.396% (SOFR +493 bps), 5/7/28	143,374	129,036
RLG Holdings, LLC, First Lien Closing Date Initial Term Loan, 9.689% (SOFR +436 bps), 7/7/28	54,309	50,338
		683,260
Insurance — 1.2%
Asurion, LLC, New B-4 Term Loan, 10.689% (SOFR +536 bps), 1/20/29	115,000	98,705
Materials — 12.0%
Arconic Corp., Term B Loans, 9.879% (SOFR +450 bps), 8/19/30	80,000	79,929
	Par Value	Value
SENIOR LOANS — (Continued)
Materials — (Continued)
Aruba Investments Holdings, LLC, First Lien Initial Dollar Term Loan, 9.424% (SOFR +410 bps), 11/24/27(b)	$ 113,854	$ 112,383
Clydesdale Acquisition Holdings, Inc., Term B Loan, 9.599% (SOFR +428 bps), 4/13/29	99,035	96,044
CP Iris Holdco I, Inc., First Lien Initial Term Loan, 9.174% (SOFR +385 bps), 10/2/28	101,236	98,478
LSF11 A5 HoldCo, LLC, Incremental Term Loan, 9.674% (SOFR +435 bps), 10/15/28	144,638	142,152
Mauser Packaging Solutions Holding Co., Initial Term Loan, 9.32% (SOFR +400 bps), 8/14/26	59,700	58,053
Oscar AcquisitionCo., LLC, Term B Loan, 9.99% (SOFR +460 bps), 4/29/29	104,037	101,512
SCIH Salt Holdings, Inc., First Lien Incremental Term B-1 Loan, 9.439% (SOFR +411 bps), 3/16/27	79,367	78,425
Trident TPI Holdings, Inc., Tranche B-5 Initial Term Loan, 9.89% (SOFR +450 bps), 9/15/28(b)	74,838	74,678
Trident TPI Holdings, Inc., Tranche B-4 Initial Term Loans, 10.64% (SOFR +525 bps), 9/15/28	129,025	128,864
		970,518
Media — 10.6%
ABG Intermediate Holdings 2, LLC, Initial Term Loan, 11.427% (SOFR +610 bps), 12/20/29	40,000	40,325
Arches Buyer, Inc., Refinancing Term Loan, 8.674% (SOFR +335 bps), 12/6/27	98,980	96,337
Auction.com, LLC, Term Loan, 11.327% (SOFR +600 bps), 5/26/28(b)	238,918	228,390
Clear Channel Outdoor Holdings, Inc., Term B Loan, 9.145% (SOFR +376 bps), 8/21/26(b)	228,790	220,306

The accompanying notes are an integral part of the financial statements.
39

POLEN BANK LOAN FUND
Portfolio of Investments (Continued)
October 31, 2023
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Media — (Continued)
MH Sub I, LLC, 2023 May New Term Loans, 9.574% (SOFR +425 bps), 5/3/28	$ 94,405	$ 90,373
MH Sub I, LLC, Second Lien Term Loan, 11.574% (SOFR +625 bps), 2/23/29	205,000	179,824
		855,555
Retail & Wholesale - Discretionary — 6.3%
CNT Holdings I Corp., Second Lien Initial Term Loan, 12.176% (SOFR +675 bps), 11/6/28	260,000	260,650
Mavis Tire Express Services Topco Corp., First Lien Initial Term Loan, 9.439% (SOFR +411 bps), 5/4/28	59,418	58,658
Medical Solutions Holdings, Inc., Initial Term Loan, 8.772% (SOFR +335 bps), 11/1/28(b)	148,733	139,042
SRS Distribution, Inc., 2021 Refinancing Term Loan, 8.939% (SOFR +361 bps), 6/2/28	49,407	48,357
		506,707
Retail & Wholesale - Staples — 0.6%
Quirch Foods Holdings, LLC, Term Loan, 10.449% (SOFR +501 bps), 10/27/27	49,744	49,488
Software & Technology Services — 7.3%
AthenaHealth Group, Inc., Initial Term Loan, 8.577% (SOFR +325 bps), 2/15/29	30,941	30,057
Cloudera, Inc., Term Loan, 9.174% (SOFR +385 bps), 10/8/28	78,909	76,065
Cloudera, Inc., Second Lien Term Loan, 11.424% (SOFR +610 bps), 10/8/29	85,000	76,889
Mitchell International, Inc., Initial Term Loan-Second Lien, 11.939% (SOFR +661 bps), 10/15/29	55,000	51,399
Project Alpha Intermediate Holding, Inc., Initial Term Loan, 10.075% (SOFR +475 bps), 10/28/30	45,000	43,777
Skopima Consilio, First Lien Initial Term Loan, 9.439% (SOFR +411 bps), 5/12/28	98,628	95,669
	Par Value	Value
SENIOR LOANS — (Continued)
Software & Technology Services — (Continued)
UKG, Inc., First Lien 2021-2 Incremental Term Loan, 8.764% (SOFR +335 bps), 5/4/26	$ 9,975	$ 9,935
UKG, Inc., 2023 Incremental Term Loan, 10.022% (SOFR +460 bps), 5/4/26	64,838	65,017
UKG, Inc., Second Lien 2021 Incremental Term Loan, 10.764% (SOFR +535 bps), 5/3/27	50,000	50,038
Ultimate Software Group, Inc. (The), First Lien Initial Term Loan, 9.333% (SOFR +395 bps), 5/4/26	93,855	93,783
		592,629
Technology Hardware & Semiconductors — 1.5%
Altar Bidco, Inc., Second Lien Initial Term Loan, 10.493% (SOFR +560 bps), 2/1/30(b)	125,000	121,562
Telecommunications — 2.2%
CCI Buyer, Inc., First Lien Initial Term Loan, 12/17/27(b)	185,000	181,339
TOTAL SENIOR LOANS (Cost $6,888,075)		6,899,970
CORPORATE BONDS† — 12.5%
Consumer Discretionary Products — 1.2%
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(c)	50,000	39,389
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(c)	75,000	59,736
		99,125
Financial Services — 1.9%
NFP Corp., 6.875%, 8/15/28(c)	180,000	153,708
Industrial Products — 0.8%
Titan Acquisition Ltd., 7.75%, 4/15/26(c)	75,000	69,829
Insurance — 2.5%
GTCR AP Finance, Inc., 8.00%, 5/15/27(c)	140,000	136,550
HUB International Ltd., 7.00%, 5/1/26(c)	65,000	63,332
		199,882

The accompanying notes are an integral part of the financial statements.
40

POLEN BANK LOAN FUND
Portfolio of Investments (Concluded)
October 31, 2023
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Materials — 6.1%
Baffinland Iron Mines Corp., 8.75%, 7/15/26(c)	$ 200,000	$ 192,765
Century Aluminum Co., 7.50%, 4/1/28(c)	315,000	297,937
		490,702
TOTAL CORPORATE BONDS (Cost $997,057)		1,013,246

TOTAL INVESTMENTS - 97.8% (Cost $7,885,132)		7,913,216
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.2%		177,246
NET ASSETS - 100.0%		$ 8,090,462

(a)	Floating rate note. Coupon rate, reference index and spread shown at October 31, 2023.
(b)	All or a portion of this Senior Loan will settle after October 31, 2023, at which time the interest rate will be determined. Rates shown, if any, are for the settled portion.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2023, these securities amounted to $1,013,246 or 12.52% of net assets. These securities have been determined by the Adviser to be liquid securities.
†	See Note 1. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System ("BICS").
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Funding Rate
USD	United States Dollar

The accompanying notes are an integral part of the financial statements.
41

Polen Upper Tier High Yield Fund
Portfolio Holdings Summary Table
October 31, 2023
(Unaudited)
The following table presents a summary by industry of the portfolio holdings of the Fund:
	% of Net Assets	Value
CORPORATE BONDS:
Oil & Gas	12.3%	$ 297,750
Industrial Services	11.2	272,081
Media	8.9	215,382
Real Estate	7.8	188,606
Consumer Discretionary Services	7.3	176,192
Materials	5.4	131,245
Health Care	5.2	126,746
Industrial Products	5.1	123,384
Consumer Discretionary Products	4.0	96,272
Retail & Wholesale - Discretionary	3.8	92,454
Technology Hardware & Semiconductors	3.2	77,305
Software & Technology Services	2.9	69,333
Consumer Staple Products	2.5	59,538
Telecommunications	2.1	50,103
Utilities	1.0	24,540
SENIOR LOANS:
Industrial Products	2.8	68,424
Media	2.2	52,868
Consumer Discretionary Services	2.1	50,048
Insurance	2.0	47,207
Industrial Services	1.6	39,146
Software & Technology Services	1.4	34,597
Health Care	0.8	19,516
Consumer Discretionary Products	0.8	18,923
Retail & Wholesale - Discretionary	0.4	9,664
Materials	0.4	9,660
Other Assets in Excess of Liabilities	2.8	68,493
NET ASSETS	100.0%	$2,419,477

Portfolio holdings are subject to change at any time.
See Note 1. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System ("BICS").
The accompanying notes are an integral part of the financial statements.
42

POLEN UPPER TIER HIGH YIELD FUND
Portfolio of Investments
October 31, 2023
(Unaudited)
	Par Value	Value
CORPORATE BONDS† — 82.7%
Consumer Discretionary Products — 4.0%
Clarios Global LP, 6.25%, 5/15/26(a)	$ 25,000	$ 24,440
Griffon Corp., 5.75%, 3/1/28	10,000	9,041
PGT Innovations, Inc., 4.375%, 10/1/29(a)	20,000	18,690
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(a)	15,000	11,947
Thor Industries, Inc., 4.00%, 10/15/29(a)	40,000	32,154
		96,272
Consumer Discretionary Services — 7.3%
1011778 BC ULC, 4.00%, 10/15/30(a)	25,000	20,500
Boyd Gaming Corp., 4.75%, 12/1/27	20,000	18,237
Boyd Gaming Corp., 4.75%, 6/15/31(a)	10,000	8,312
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(a)	20,000	16,585
Penn Entertainment, Inc., 4.125%, 7/1/29(a)	40,000	31,136
Royal Caribbean Cruises Ltd., 3.70%, 3/15/28	30,000	25,463
Scientific Games Holdings LP, 6.625%, 3/1/30(a)	65,000	55,959
		176,192
Consumer Staple Products — 2.5%
Energizer Holdings, Inc., 4.75%, 6/15/28(a)	15,000	12,823
Pilgrim's Pride Corp., 4.25%, 4/15/31	10,000	8,247
Post Holdings, Inc., 5.50%, 12/15/29(a)	25,000	22,198
Simmons Foods Inc, 4.625%, 3/1/29(a)	20,000	16,270
		59,538
Health Care — 5.2%
Medline Borrower LP, 3.875%, 4/1/29(a)	25,000	21,160
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(a)	35,000	25,543
Molina Healthcare, Inc., 4.375%, 6/15/28(a)	15,000	13,370
Option Care Health, Inc., 4.375%, 10/31/29(a)	20,000	16,860
Pediatrix Medical Group, Inc., 5.375%, 2/15/30(a)	25,000	21,593
	Par Value	Value
CORPORATE BONDS — (Continued)
Health Care — (Continued)
Select Medical Corp., 6.25%, 8/15/26(a)	$ 10,000	$ 9,737
Tenet Healthcare Corp., 5.125%, 11/1/27	20,000	18,483
		126,746
Industrial Products — 5.1%
ATS Corp., 4.125%, 12/15/28(a)	25,000	21,497
Chart Industries, Inc., 9.50%, 1/1/31(a)	15,000	15,468
Madison IAQ, LLC, 5.875%, 6/30/29(a)	20,000	15,517
SPX Flow, Inc., 8.75%, 4/1/30(a)	15,000	13,768
Titan Acquisition Ltd., 7.75%, 4/15/26(a)	15,000	13,966
TransDigm, Inc., 4.625%, 1/15/29	50,000	43,168
		123,384
Industrial Services — 11.2%
American Airlines, Inc., 11.75%, 7/15/25(a)	25,000	26,519
AMN Healthcare, Inc., 4.625%, 10/1/27(a)	10,000	8,923
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(a)	75,000	70,990
Delta Air Lines, Inc., 3.75%, 10/28/29	20,000	16,956
Dycom Industries, Inc., 4.50%, 4/15/29(a)	15,000	12,961
H&E Equipment Services, Inc., 3.875%, 12/15/28(a)	30,000	25,442
IEA Energy Services, LLC, 6.625%, 8/15/29(a)	60,000	56,970
Korn Ferry, 4.625%, 12/15/27(a)	10,000	9,106
TopBuild Corp., 3.625%, 3/15/29(a)	20,000	16,670
TriNet Group, Inc., 3.50%, 3/1/29(a)	10,000	8,267
VistaJet Malta Finance PLC, 7.875%, 5/1/27(a)	25,000	19,277
		272,081
Materials — 5.4%
ATI, Inc., 5.125%, 10/1/31	20,000	16,447
Baffinland Iron Mines Corp., 8.75%, 7/15/26(a)	10,000	9,638
Ball Corp., 6.00%, 6/15/29	5,000	4,789
Century Aluminum Co., 7.50%, 4/1/28(a)	45,000	42,563

The accompanying notes are an integral part of the financial statements.
43

POLEN UPPER TIER HIGH YIELD FUND
Portfolio of Investments (Continued)
October 31, 2023
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Materials — (Continued)
Cleveland-Cliffs, Inc., 5.875%, 6/1/27	$ 15,000	$ 14,307
Ingevity Corp., 3.875%, 11/1/28(a)	35,000	28,682
Kaiser Aluminum Corp., 4.50%, 6/1/31(a)	20,000	14,819
		131,245
Media — 8.9%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(a)	50,000	40,822
Arches Buyer, Inc., 6.125%, 12/1/28(a)	10,000	8,087
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26(a)	20,000	14,318
GrubHub Holdings, Inc., 5.50%, 7/1/27(a)	35,000	25,778
Outfront Media Capital, LLC, 4.625%, 3/15/30(a)	30,000	24,104
Scripps Escrow, Inc., 5.875%, 7/15/27(a)	50,000	37,421
TripAdvisor, Inc., 7.00%, 7/15/25(a)	30,000	29,729
Uber Technologies, Inc., 7.50%, 9/15/27(a)	35,000	35,123
		215,382
Oil & Gas — 12.3%
Antero Midstream Partners LP, 5.75%, 1/15/28(a)	35,000	32,861
Archrock Partners LP, 6.25%, 4/1/28(a)	20,000	18,597
Cheniere Energy Partners LP, 4.00%, 3/1/31	20,000	16,764
DT Midstream, Inc., 4.375%, 6/15/31(a)	30,000	24,943
Harvest Midstream I LP, 7.50%, 9/1/28(a)	50,000	47,522
Hilcorp Energy I LP, 6.25%, 11/1/28(a)	15,000	14,041
Parkland Corp., 4.625%, 5/1/30(a)	25,000	21,285
Southwestern Energy Co., 4.75%, 2/1/32	25,000	21,525
Teine Energy Ltd., 6.875%, 4/15/29(a)	75,000	68,968
Transocean, Inc., 11.50%, 1/30/27(a)	30,000	31,244
		297,750
	Par Value	Value
CORPORATE BONDS — (Continued)
Real Estate — 7.8%
Five Point Operating Co. LP, 7.875%, 11/15/25(a)	$ 85,000	$ 79,902
Howard Hughes Corp. (The), 4.375%, 2/1/31(a)	30,000	22,833
Kennedy-Wilson, Inc., 5.00%, 3/1/31	55,000	39,512
Realogy Group, LLC, 5.75%, 1/15/29(a)	70,000	46,359
		188,606
Retail & Wholesale - Discretionary — 3.8%
Builders FirstSource, Inc., 4.25%, 2/1/32(a)	15,000	11,959
GYP Holdings III Corp., 4.625%, 5/1/29(a)	30,000	24,673
Patrick Industries, Inc., 4.75%, 5/1/29(a)	40,000	32,540
Specialty Building Products Holdings, LLC, 6.375%, 9/30/26(a)	25,000	23,282
		92,454
Software & Technology Services — 2.9%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29(a)	35,000	30,149
Presidio Holdings, Inc., 8.25%, 2/1/28(a)	15,000	14,210
Twilio, Inc., 3.625%, 3/15/29	30,000	24,974
		69,333
Technology Hardware & Semiconductors — 3.2%
Imola Merger Corp., 4.75%, 5/15/29(a)	30,000	26,180
TTM Technologies, Inc., 4.00%, 3/1/29(a)	25,000	20,531
Viasat, Inc., 5.625%, 9/15/25(a)	10,000	9,299
Viasat, Inc., 6.50%, 7/15/28(a)	30,000	21,295
		77,305
Telecommunications — 2.1%
Level 3 Financing, Inc., 4.625%, 9/15/27(a)	25,000	16,647
Level 3 Financing, Inc., 4.25%, 7/1/28(a)	10,000	5,664
Lumen Technologies, Inc., 5.125%, 12/15/26(a)	10,000	4,922
Lumen Technologies, Inc., 4.50%, 1/15/29(a)	30,000	8,433

The accompanying notes are an integral part of the financial statements.
44

POLEN UPPER TIER HIGH YIELD FUND
Portfolio of Investments (Continued)
October 31, 2023
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Telecommunications — (Continued)
Telesat Canada, 5.625%, 12/6/26(a)	$ 15,000	$ 9,587
Telesat Canada, 6.50%, 10/15/27(a)	10,000	4,850
		50,103
Utilities — 1.0%
NextEra Energy Operating Partners LP, 4.25%, 7/15/24(a)	25,000	24,540
TOTAL CORPORATE BONDS (Cost $2,072,532)		2,000,931
SENIOR LOANS†(b) — 14.5%
Consumer Discretionary Products — 0.8%
DexKo Global, Inc., First Lien Closing Date Dollar Term Loan, 9.402% (SOFR +401 bps), 10/4/28	9,875	9,473
RealTruck Goup, Inc., Initial Term Loan, 9.189% (SOFR +386 bps), 1/31/28	9,873	9,450
		18,923
Consumer Discretionary Services — 2.1%
Kuehg Corp., Initial Term Loan, 10.39% (SOFR +500 bps), 6/12/30	50,000	50,048
Health Care — 0.8%
CVET Midco 2 LP, Initial Term Loan, 10.39% (SOFR +500 bps), 10/13/29	19,900	19,516
Industrial Products — 2.8%
CPM Holdings, Inc., Initial Term Loan, 9.827% (SOFR +450 bps), 9/28/28	50,000	50,037
SPX Flow, Inc., Term Loan, 9.924% (SOFR +460 bps), 4/5/29	8,714	8,649
Titan Acquisition Ltd., Initial Term Loan, 8.731% (LIBOR +300 bps), 3/28/25	9,869	9,738
		68,424
Industrial Services — 1.6%
Cimpress PLC, Tranche B-1 Term Loan, 8.939% (SOFR +361 bps), 5/17/28	39,621	39,146
Insurance — 2.0%
Asurion, LLC, New B-4 Term Loan, 10.689% (SOFR +536 bps), 1/20/29	55,000	47,207
	Par Value	Value
SENIOR LOANS — (Continued)
Materials — 0.4%
Oscar AcquisitionCo., LLC, Term B Loan, 9.99% (SOFR +460 bps), 4/29/29	$ 9,900	$ 9,660
Media — 2.2%
Arches Buyer, Inc., Refinancing Term Loan, 8.674% (SOFR +335 bps), 12/6/27	9,898	9,634
Clear Channel Outdoor Holdings, Inc., Term B Loan, 9.145% (SOFR +376 bps), 8/21/26	24,846	23,924
MH Sub I, LLC, 2023 May New Term Loans, 9.574% (SOFR +425 bps), 5/3/28	9,899	9,476
UPC Financing Partnership, Facility AX, 8.449% (SOFR +311 bps), 1/31/29	10,000	9,834
		52,868
Retail & Wholesale - Discretionary — 0.4%
SRS Distribution, Inc., 2021 Refinancing Term Loan, 8.939% (SOFR +361 bps), 6/2/28	9,874	9,664
Software & Technology Services — 1.4%
Skopima Consilio, First Lien Initial Term Loan, 9.439% (SOFR +411 bps), 5/12/28	9,874	9,578
UKG, Inc., Second Lien 2021 Incremental Term Loan, 10.764% (SOFR +535 bps), 5/3/27	25,000	25,019
		34,597
TOTAL SENIOR LOANS (Cost $340,747)		350,053

TOTAL INVESTMENTS - 97.2% (Cost $2,413,279)		2,350,984
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.8%		68,493
NET ASSETS - 100.0%		$ 2,419,477

The accompanying notes are an integral part of the financial statements.
45

POLEN UPPER TIER HIGH YIELD FUND
Portfolio of Investments (Concluded)
October 31, 2023
(Unaudited)
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2023, these securities amounted to $1,723,018 or 71.21% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b)	Floating rate note. Coupon rate, reference index and spread shown at October 31, 2023.
†	See Note 1. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System ("BICS").
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Funding Rate
The accompanying notes are an integral part of the financial statements.
46

POLEN FUNDS
Statements of Assets and Liabilities
October 31, 2023
(Unaudited)
	Polen Growth Fund	Polen Global Growth Fund	Polen International Growth Fund
Assets
Investments, at value*	$6,966,905,535	$416,360,902	$211,547,598
Cash and cash equivalents	—	—	547
Foreign currency, at value (Cost $—, $21 and $36, respectively)	—	21	36
Receivables:
Investments sold	—	7,320,722	—
Capital shares sold	5,543,779	749,725	401,128
Dividends and interest	3,548,014	1,043,849	599,577
Prepaid expenses and other assets	164,345	9,698	6,925
Total Assets	6,976,161,673	425,484,917	212,555,811
Liabilities
Payables:
Capital shares redeemed	16,138,901	814,571	880,179
Investment adviser	5,078,347	315,850	155,561
Transfer agent fees	1,131,662	67,703	40,452
Shareholder reporting fees	203,825	62,094	44,451
Administration and accounting fees	103,771	9,201	3,914
Audit fees	56,655	12,653	10,867
Distribution fees (Investor Class Shares)	50,158	4,370	1,058
Custodian fees	42,716	6,624	8,470
Legal fees	17,731	6,438	5,895
Deferred foreign capital gains tax	—	—	8,509
Accrued expenses	134,744	17,947	21,608
Total Liabilities	22,958,510	1,317,451	1,180,964
Contingencies and Commitments (Note 2)	N/A	N/A	N/A
Net Assets	$6,953,203,163	$424,167,466	$211,374,847
Net Assets Consisted of:
Capital stock, $0.01 par value	$ 1,894,284	$ 197,381	$ 154,265
Paid-in capital	5,463,026,778	377,920,048	234,180,787
Total distributable earnings/(loss)	1,488,282,101	46,050,037	(22,960,205)
Net Assets	$6,953,203,163	$424,167,466	$211,374,847
Institutional Class Shares:
Net assets	$6,718,314,569	$403,981,379	$209,193,468
Shares outstanding	182,804,893	18,778,758	15,264,888
Net asset value, offering and redemption price per share	$ 36.75	$ 21.51	$ 13.70
Investor Class Shares:
Net assets	$ 234,888,594	$ 20,186,087	$ 2,181,379
Shares outstanding	6,623,507	959,301	161,642
Net asset value, offering and redemption price per share	$ 35.46	$ 21.04	$ 13.50
* Investments, at cost	$4,843,115,838	$330,020,079	$198,207,372
The accompanying notes are an integral part of the financial statements.
47

POLEN FUNDS
Statements of Assets and Liabilities (Continued)
October 31, 2023
(Unaudited)
	Polen U.S. Small Company Growth Fund	Polen Emerging Markets Growth Fund	Polen U.S. SMID Company Growth Fund
Assets
Investments, at value*	$ 65,728,122	$17,857,112	$ 16,644,882
Cash and cash equivalents	1,636,043	30,518	—
Foreign currency, at value (Cost $—, $10 and $—, respectively)	—	10	—
Receivables:
Capital shares sold	178,354	3,621	5,361
Dividends and interest	—	12,886	3,579
Prepaid expenses and other assets	11,533	7,760	786
Total Assets	67,554,052	17,911,907	16,654,608
Liabilities
Payables:
Investment adviser	40,839	2,520	4,515
Capital shares redeemed	34,116	—	—
Transfer agent fees	28,826	8,926	6,048
Shareholder reporting fees	19,069	4,738	3,012
Legal fees	10,733	6,167	6,300
Audit fees	10,544	9,378	9,904
Custodian fees	3,779	13,040	1,644
Administration and accounting fees	2,786	5,477	1,563
Distribution fees (Investor Class Shares)	960	—	—
Deferred foreign capital gains tax	—	25,227	—
Accrued expenses	6,260	6,585	2,159
Total Liabilities	157,912	82,058	35,145
Contingencies and Commitments (Note 2)	—	—	—
Net Assets	$ 67,396,140	$17,829,849	$ 16,619,463
Net Assets Consisted of:
Capital stock, $0.01 par value	$ 56,432	$ 24,538	$ 25,612
Paid-in capital	122,495,519	26,560,459	26,822,557
Total distributable loss	(55,155,811)	(8,755,148)	(10,228,706)
Net Assets	$ 67,396,140	$17,829,849	$ 16,619,463
Institutional Class Shares:
Net assets	$ 58,973,828	$17,829,849	$ 16,619,463
Shares outstanding	4,934,935	2,453,834	2,561,181
Net asset value, offering and redemption price per share	$ 11.95	$ 7.27	$ 6.49
Investor Class Shares:
Net assets	$ 4,305,892	N/A	N/A
Shares outstanding	364,624	N/A	N/A
Net asset value, offering and redemption price per share	$ 11.81	N/A	N/A
Class Y Shares:
Net assets	$ 4,116,420	N/A	N/A
Shares outstanding	343,631	N/A	N/A
Net asset value, offering and redemption price per share	$ 11.98	N/A	N/A
* Investments, at cost	$ 64,677,411	$22,716,591	$ 17,688,393
The accompanying notes are an integral part of the financial statements.
48

POLEN FUNDS
Statements of Assets and Liabilities (Continued)
October 31, 2023
(Unaudited)
	Polen Global SMID Company Growth Fund	Polen Emerging Markets ex China Growth Fund	Polen Bank Loan Fund
Assets
Investments, at value*	$11,414,437	$1,382,052	$7,913,216
Cash and cash equivalents	—	16,905	372,586
Foreign currency, at value (Cost $26, $— and $—, respectively)	26	—	—
Receivables:
Investments sold	—	—	419,564
Capital shares sold	12,501	—	—
Dividends and interest	17,661	576	57,552
Investment adviser	881	16,587	7,887
Prepaid expenses and other assets	10,643	4,361	10,635
Total Assets	11,456,149	1,420,481	8,781,440
Liabilities
Payables:
Audit fees	9,701	10,053	10,107
Legal fees	6,166	8,727	8,501
Custodian fees	6,045	256	1,324
Shareholder reporting fees	3,338	4,455	4,059
Transfer agent fees	2,325	4,935	3,522
Administration and accounting fees	1,249	628	269
Distribution fees (Investor Class Shares)	46	—	—
Investments purchased	—	—	638,018
Distributions to shareholders	—	—	20,993
Deferred foreign capital gains tax	—	5,407	—
Accrued expenses	14,519	553	4,185
Total Liabilities	43,389	35,014	690,978
Contingencies and Commitments (Note 2)	—	—	—
Net Assets	$11,412,760	$1,385,467	$8,090,462
Net Assets Consisted of:
Capital stock, $0.01 par value	$ 21,123	$ 1,500	$ 8,053
Paid-in capital	15,285,499	1,496,764	8,038,063
Total distributable earnings/(loss)	(3,893,862)	(112,797)	44,346
Net Assets	$11,412,760	$1,385,467	$8,090,462
Institutional Class Shares:
Net assets	$11,191,694	$1,385,467	$8,090,462
Shares outstanding	2,071,377	150,000	805,290
Net asset value, offering and redemption price per share	$ 5.40	$ 9.24	$ 10.05
Investor Class Shares:
Net assets	$ 221,066	N/A	N/A
Shares outstanding	40,942	N/A	N/A
Net asset value, offering and redemption price per share	$ 5.40	N/A	N/A
* Investments, at cost	$12,225,284	$1,484,953	$7,885,132
The accompanying notes are an integral part of the financial statements.
49

POLEN FUNDS
Statements of Assets and Liabilities (Concluded)
October 31, 2023
(Unaudited)
Polen Upper Tier High Yield Fund
Assets
Investments, at value*	$2,350,984
Cash and cash equivalents	13,130
Receivables:
Investments sold	37,946
Interest	36,476
Investment adviser	9,924
Prepaid expenses and other assets	10,380
Total Assets	2,458,840
Liabilities
Payables:
Investments purchased	11,512
Audit fees	10,068
Legal fees	6,961
Shareholder reporting fees	4,351
Transfer agent fees	3,508
Administration and accounting fees	617
Custodian fees	507
Accrued expenses	1,839
Total Liabilities	39,363
Contingencies and Commitments (Note 2)	—
Net Assets	$2,419,477
Net Assets Consisted of:
Capital stock, $0.01 par value	$ 2,487
Paid-in capital	2,488,756
Total distributable loss	(71,766)
Net Assets	$2,419,477
Institutional Class Shares:
Net assets	$2,419,477
Shares outstanding	248,738
Net asset value, offering and redemption price per share	$ 9.73
* Investments, at cost	$2,413,279
The accompanying notes are an integral part of the financial statements.
50

POLEN FUNDS
Statements of Operations
For the Six Months Ended October 31, 2023
(Unaudited)
	Polen Growth Fund	Polen Global Growth Fund	Polen International Growth Fund
Investment income
Dividends	$ 15,611,929	$ 1,790,240	$ 1,423,626
Interest	—	—	237,145
Less: foreign taxes withheld	—	(59,673)	(73,911)
Total investment income	15,611,929	1,730,567	1,586,860
Expenses
Advisory fees(Note 2)	31,470,974	1,939,436	972,789
Transfer agent fees(Note 2)	2,636,564	170,678	116,704
Administration and accounting fees(Note 2)	406,895	27,319	14,670
Trustees’ and officers’ fees(Note 2)	330,398	20,483	10,639
Distribution fees (Investor Class)(Note 2)	308,329	26,914	3,358
Shareholder reporting fees	194,350	23,847	21,687
Legal fees	145,513	14,188	9,976
Custodian fees(Note 2)	77,445	12,849	16,510
Audit fees	67,051	13,621	11,875
Registration and filing fees	54,183	21,297	19,723
Other expenses	193,911	15,183	13,651
Total expenses	35,885,613	2,285,815	1,211,582
Net investment income/(loss)	(20,273,684)	(555,248)	375,278
Net realized and unrealized gain/(loss) from investments:
Net realized gain/(loss) from investments(a)	(4,653,611)	9,829,080	(168,211)
Net realized gain/(loss) from foreign currency transactions	—	(7,080)	18,742
Net change in unrealized appreciation/(depreciation) on investments(b)	434,813,772	(3,283,523)	(17,673,561)
Net change in unrealized depreciation on foreign currency translations	—	(20,141)	(16,308)
Net realized and unrealized gain/(loss) on investments	430,160,161	6,518,336	(17,839,338)
Net increase/(decrease) in net assets resulting from operations	$409,886,477	$ 5,963,088	$(17,464,060)

(a)	Net realized gain/(loss) on investments for the Polen International Growth Fund was net of foreign capital gains tax withheld of $2,019.
(b)	Net change in unrealized appreciation/(depreciation) on investments for the Polen International Growth Fund was net of an increase in deferred foreign capital gains tax of $(106,233).
The accompanying notes are an integral part of the financial statements.
51

POLEN FUNDS
Statements of Operations (Continued)
For the Six Months Ended October 31, 2023
(Unaudited)
	Polen U.S. Small Company Growth Fund	Polen Emerging Markets Growth Fund	Polen U.S. SMID Company Growth Fund
Investment income
Dividends	$ 134,978	$ 233,546	$ 20,949
Less: foreign taxes withheld	(1,912)	(16,450)	—
Total investment income	133,066	217,096	20,949
Expenses
Advisory fees(Note 2)	397,351	95,014	78,356
Transfer agent fees(Note 2)	59,802	19,625	17,936
Registration and filing fees	33,876	14,170	10,090
Shareholder reporting fees	14,842	10,459	10,174
Audit fees	10,744	10,209	10,184
Administration and accounting fees(Note 2)	6,641	6,921	2,467
Distribution fees (Investor Class)(Note 2)	6,378	—	—
Legal fees	5,524	5,950	5,998
Trustees’ and officers’ fees(Note 2)	3,660	880	834
Custodian fees(Note 2)	2,802	10,144	1,893
Other expenses	6,395	7,595	4,324
Total expenses before waivers and/or reimbursements	548,015	180,967	142,256
Less: waivers and/or reimbursements(Note 2)	(106,861)	(62,200)	(59,982)
Net expenses after waivers and/or reimbursements	441,154	118,767	82,274
Net investment income/(loss)	(308,088)	98,329	(61,325)
Net realized and unrealized gain/(loss) from investments:
Net realized loss from investments(a)	(5,208,579)	(253,721)	(1,955,495)
Net realized gain from foreign currency transactions	—	1,998	—
Net change in unrealized appreciation/(depreciation) on investments(b)	892,315	(1,301,166)	911,570
Net change in unrealized depreciation on foreign currency translations	—	(164)	—
Net realized and unrealized loss on investments	(4,316,264)	(1,553,053)	(1,043,925)
Net decrease in net assets resulting from operations	$ (4,624,352)	$(1,454,724)	$ (1,105,250)

(a)	Net realized gain/(loss) on investments for the Polen Emerging Markets Growth Fund was net of foreign capital gains tax withheld of $14,403.
(b)	Net change in unrealized appreciation/(depreciation) on investments for the Polen Emerging Markets Growth Fund was net of an decrease in deferred foreign capital gains tax of $(6,560).
The accompanying notes are an integral part of the financial statements.
52

POLEN FUNDS
Statements of Operations (Continued)
For the Six Months Ended October 31, 2023
(Unaudited)
	Polen Global SMID Company Growth Fund	Polen Emerging Markets ex China Growth Fund	Polen Bank Loan Fund
Investment income
Dividends	$ 51,352	$ 14,992	$ —
Interest	—	—	444,973
Less: foreign taxes withheld	(7,366)	(1,844)	—
Total investment income	43,986	13,148	444,973
Expenses
Advisory fees(Note 2)	54,303	7,591	25,820
Transfer agent fees(Note 2)	15,055	12,188	10,579
Registration and filing fees	13,396	25,516	10,698
Audit fees	10,156	10,055	10,118
Shareholder reporting fees	10,084	11,108	10,022
Legal fees	5,776	8,030	7,344
Administration and accounting fees(Note 2)	2,954	1,592	6,673
Custodian fees(Note 2)	1,655	1,957	2,174
Trustees’ and officers’ fees(Note 2)	565	43	8,334
Distribution fees (Investor Class)(Note 2)	113	—	—
Other expenses	3,911	2,966	3,447
Total expenses before waivers and/or reimbursements	117,968	81,046	95,209
Less: waivers and/or reimbursements(Note 2)	(49,975)	(71,557)	(65,417)
Net expenses after waivers and/or reimbursements	67,993	9,489	29,792
Net investment income/(loss)	(24,007)	3,659	415,181
Net realized and unrealized gain/(loss) from investments:
Net realized loss from investments	(1,651,273)	(7,978)	(1,857)
Net realized loss from foreign currency transactions	(6,193)	(168)	—
Net change in unrealized appreciation/(depreciation) on investments(a)(b)	(340,813)	(162,780)	10,018
Net change in unrealized appreciation/(depreciation) on foreign currency translations	1,067	(4)	—
Net realized and unrealized gain/(loss) on investments	(1,997,212)	(170,930)	8,161
Net increase/(decrease) in net assets resulting from operations	$ (2,021,219)	$(167,271)	$423,342

(a)	Net change in unrealized appreciation/(depreciation) does not include net unrealized appreciation of $106,420 for the Polen Global SMID Company Growth Fund in connection with the Fund's merger with Polen International Small Company Growth Fund. See Note 6 in the Notes to Financial Statements.
(b)	Net change in unrealized appreciation/(depreciation) on investments for the Polen Emerging Markets ex China Growth Fund was net of an increase in deferred foreign capital gains tax of $1,939.
The accompanying notes are an integral part of the financial statements.
53

POLEN FUNDS
Statements of Operations (Concluded)
For the Six Months Ended October 31, 2023
(Unaudited)
Polen Upper Tier High Yield Fund
Investment income
Interest	$101,594
Total investment income	101,594
Expenses
Registration and filing fees	10,698
Transfer agent fees(Note 2)	10,569
Shareholder reporting fees	10,182
Audit fees	10,072
Advisory fees(Note 2)	6,358
Legal fees	6,079
Administration and accounting fees(Note 2)	5,775
Trustees’ and officers’ fees(Note 2)	2,164
Custodian fees(Note 2)	511
Other expenses	3,438
Total expenses before waivers and/or reimbursements	65,846
Less: waivers and/or reimbursements(Note 2)	(58,332)
Net expenses after waivers and/or reimbursements	7,514
Net investment income	94,080
Net realized and unrealized gain/(loss) from investments:
Net realized loss from investments	(5,355)
Net change in unrealized depreciation on investments	(77,523)
Net realized and unrealized loss on investments	(82,878)
Net increase in net assets resulting from operations	$ 11,202
The accompanying notes are an integral part of the financial statements.
54

POLEN FUNDS
Statements of Changes in Net Assets
	Polen Growth Fund
	For the Six Months Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023
Net increase/(decrease) in net assets from operations:
Net investment loss	$ (20,273,684)	$ (46,456,801)
Net realized losses from investments	(4,653,611)	(535,127,076)
Net change in unrealized appreciation/(depreciation) on investments	434,813,772	(159,568,465)
Net increase/(decrease) in net assets resulting from operations	409,886,477	(741,152,342)
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	—	(623,075,966)
Investor Class	—	(23,137,465)
Net decrease in net assets from dividends and distributions to shareholders	—	(646,213,431)
Decrease in net assets derived from capital share transactions (Note 4)	(488,476,754)	(1,379,028,368)
Total decrease in net assets	(78,590,277)	(2,766,394,141)
Net assets
Beginning of period	7,031,793,440	9,798,187,581
End of period	$6,953,203,163	$ 7,031,793,440
The accompanying notes are an integral part of the financial statements.
55

POLEN FUNDS
Statements of Changes in Net Assets (Continued)
	Polen Global Growth Fund
	For the Six Months Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023
Net increase/(decrease) in net assets from operations:
Net investment loss	$ (555,248)	$ (552,408)
Net realized gains/(losses) from investments and foreign currency transactions	9,822,000	(44,342,057)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(3,303,664)	44,820,997
Net increase/(decrease) in net assets resulting from operations	5,963,088	(73,468)
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	—	(4,702,557)
Investor Class	—	(236,471)
Net decrease in net assets from dividends and distributions to shareholders	—	(4,939,028)
Decrease in net assets derived from capital share transactions (Note 4)	(25,516,578)	(110,304,295)
Total decrease in net assets	(19,553,490)	(115,316,791)
Net assets
Beginning of period	443,720,956	559,037,747
End of period	$ 424,167,466	$ 443,720,956
The accompanying notes are an integral part of the financial statements.
56

POLEN FUNDS
Statements of Changes in Net Assets (Continued)
	Polen International Growth Fund
	For the Six Months Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023
Net increase/(decrease) in net assets from operations:
Net investment income	$ 375,278	$ 610,709
Net realized losses from investments and foreign currency transactions	(149,469)	(11,359,632)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(17,689,869)	14,181,479
Net increase/(decrease) in net assets resulting from operations	(17,464,060)	3,432,556
Decrease in net assets derived from capital share transactions (Note 4)	(1,142,407)	(56,227,871)
Total decrease in net assets	(18,606,467)	(52,795,315)
Net assets
Beginning of period	229,981,314	282,776,629
End of period	$ 211,374,847	$ 229,981,314
The accompanying notes are an integral part of the financial statements.
57

POLEN FUNDS
Statements of Changes in Net Assets (Continued)
	Polen U.S. Small Company Growth Fund
	For the Six Months Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023
Net increase/(decrease) in net assets from operations:
Net investment loss	$ (308,088)	$ (840,605)
Net realized losses from investments	(5,208,579)	(31,220,285)
Net change in unrealized appreciation on investments	892,315	22,933,636
Net decrease in net assets resulting from operations	(4,624,352)	(9,127,254)
Decrease in net assets derived from capital share transactions (Note 4)	(9,283,872)	(45,114,778)
Total decrease in net assets	(13,908,224)	(54,242,032)
Net assets
Beginning of period	81,304,364	135,546,396
End of period	$ 67,396,140	$ 81,304,364
The accompanying notes are an integral part of the financial statements.
58

POLEN FUNDS
Statements of Changes in Net Assets (Continued)
	Polen Emerging Markets Growth Fund
	For the Six Months Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023
Net increase/(decrease) in net assets from operations:
Net investment income	$ 98,329	$ 50,435
Net realized losses from investments and foreign currency transactions	(251,723)	(1,727,370)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(1,301,330)	2,129,632
Net increase/(decrease) in net assets resulting from operations	(1,454,724)	452,697
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	—	(15,994)
Net decrease in net assets from dividends and distributions to shareholders	—	(15,994)
Increase/(decrease) in net assets derived from capital share transactions (Note 4)	(18,408)	200,700
Total increase/(decrease) in net assets	(1,473,132)	637,403
Net assets
Beginning of period	19,302,981	18,665,578
End of period	$ 17,829,849	$19,302,981
The accompanying notes are an integral part of the financial statements.
59

POLEN FUNDS
Statements of Changes in Net Assets (Continued)
	Polen U.S. SMID Company Growth Fund
	For the Six Months Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023
Net increase/(decrease) in net assets from operations:
Net investment loss	$ (61,325)	$ (170,191)
Net realized losses from investments	(1,955,495)	(6,978,814)
Net change in unrealized appreciation on investments	911,570	6,427,108
Net decrease in net assets resulting from operations	(1,105,250)	(721,897)
Increase/(decrease) in net assets derived from capital share transactions (Note 4)	(2,298,594)	455,537
Total decrease in net assets	(3,403,844)	(266,360)
Net assets
Beginning of period	20,023,307	20,289,667
End of period	$ 16,619,463	$20,023,307
The accompanying notes are an integral part of the financial statements.
60

POLEN FUNDS
Statements of Changes in Net Assets (Continued)
	Polen Global SMID Company Growth Fund
	For the Six Months Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023
Net increase/(decrease) in net assets from operations:
Net investment loss	$ (24,007)	$ (65,464)
Net realized losses from investments and foreign currency transactions	(1,657,466)	(1,314,570)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(339,746)	1,014,941
Net decrease in net assets resulting from operations	(2,021,219)	(365,093)
Increase in net assets derived from capital share transactions and merger activity (Note 4 and Note 6)	4,023,202	1,907,770
Total increase in net assets	2,001,983	1,542,677
Net assets
Beginning of period	9,410,777	7,868,100
End of period	$11,412,760	$ 9,410,777
The accompanying notes are an integral part of the financial statements.
61

POLEN FUNDS
Statements of Changes in Net Assets (Continued)
	Polen Emerging Markets ex China Growth Fund
	For the Six Months Ended October 31, 2023 (Unaudited)	For the Period from March 1, 2023* to April 30, 2023
Net increase/(decrease) in net assets from operations:
Net investment income	$ 3,659	$ 275
Net realized losses from investments and foreign currency transactions	(8,146)	(2,011)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(162,784)	54,474
Net increase/(decrease) in net assets resulting from operations	(167,271)	52,738
Increase in net assets derived from capital share transactions (Note 4)	—	1,500,000
Total increase/(decrease) in net assets	(167,271)	1,552,738
Net assets
Beginning of period	1,552,738	—
End of period	$1,385,467	$1,552,738

*	The Polen Emerging Markets ex China Growth Fund commenced operations on March 1, 2023.
The accompanying notes are an integral part of the financial statements.
62

POLEN FUNDS
Statements of Changes in Net Assets (Continued)
	Polen Bank Loan Fund
	For the Six Months Ended October 31, 2023 (Unaudited)	For the Period June 30, 2022* to April 30, 2023
Net increase/(decrease) in net assets from operations:
Net investment income	$ 415,181	$ 402,301
Net realized gains/(losses) from investments	(1,857)	24,361
Net change in unrealized appreciation on investments	10,018	18,066
Net increase in net assets resulting from operations	423,342	444,728
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(412,086)	(411,638)
Net decrease in net assets from dividends and distributions to shareholders	(412,086)	(411,638)
Increase in net assets derived from capital share transactions (Note 4)	354,185	7,691,931
Total increase in net assets	365,441	7,725,021
Net assets
Beginning of period	7,725,021	—
End of period	$8,090,462	$7,725,021

*	The Polen Bank Loan Fund commenced operations on June 30, 2022.
The accompanying notes are an integral part of the financial statements.
63

POLEN FUNDS
Statements of Changes in Net Assets (Concluded)
	Polen Upper Tier High Yield Fund
	For the Six Months Ended October 31, 2023 (Unaudited)	For the Period June 30, 2022* to April 30, 2023
Net increase/(decrease) in net assets from operations:
Net investment income	$ 94,080	$ 132,345
Net realized losses from investments	(5,355)	(4,118)
Net change in unrealized appreciation/(depreciation) on investments	(77,523)	15,228
Net increase in net assets resulting from operations	11,202	143,455
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(94,078)	(132,345)
Net decrease in net assets from dividends and distributions to shareholders	(94,078)	(132,345)
Increase in net assets derived from capital share transactions (Note 4)	359,850	2,131,393
Total increase in net assets	276,974	2,142,503
Net assets
Beginning of period	2,142,503	—
End of period	$2,419,477	$2,142,503

*	The Polen Upper Tier High Yield Fund commenced operations on June 30, 2022.
The accompanying notes are an integral part of the financial statements.
64

POLEN FUNDS
POLEN GROWTH FUND Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019
Per Share Operating Performance
Net asset value, beginning of period	$ 34.76	$ 40.67	$ 50.14	$ 34.57	$ 31.20	$ 25.34
Net investment loss(1)	(0.10)	(0.21)	(0.31)	(0.22)	(0.13)	(0.05)
Net realized and unrealized gain/(loss) on investments	2.09	(2.49)	(6.99)	16.37	3.50	6.62
Total from investment operations	1.99	(2.70)	(7.30)	16.15	3.37	6.57
Dividends and distributions to shareholders from:
Net realized capital gains	—	(3.21)	(2.17)	(0.58)	(0.00) (2)	(0.71)
Redemption fees	—	—	—	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of period	$ 36.75	$ 34.76	$ 40.67	$ 50.14	$ 34.57	$ 31.20
Total investment return(3)	5.73%	(5.67)%	(15.68)%	46.91%	10.80%	26.44%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$6,718,315	$6,798,041	$9,466,044	$10,700,658	$5,771,940	$3,381,068
Ratio of expenses to average net assets	0.96% (4)	0.98%	0.96%	0.97%	0.98%	1.00%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any	0.96% (4)	0.98%	0.96%	0.97%	0.98% (5)	1.00% (5)
Ratio of net investment loss to average net assets	(0.54)% (4)	(0.58)%	(0.60)%	(0.50)%	(0.40)%	(0.18)%
Portfolio turnover rate	7% (6)	19%	24%	19%	23%	19%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed; or recouped, if any. If such fee waivers and/or reimbursements or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.
65

POLEN FUNDS
POLEN GROWTH FUND Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class
	For the Six Months Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019
Per Share Operating Performance
Net asset value, beginning of period	$ 33.58	$ 39.52	$ 48.90	$ 33.81	$ 30.59	$ 24.92
Net investment loss(1)	(0.14)	(0.29)	(0.43)	(0.31)	(0.21)	(0.12)
Net realized and unrealized gain/(loss) on investments	2.02	(2.44)	(6.78)	15.98	3.43	6.50
Total from investment operations	1.88	(2.73)	(7.21)	15.67	3.22	6.38
Dividends and distributions to shareholders from:
Net realized capital gains	—	(3.21)	(2.17)	(0.58)	(0.00) (2)	(0.71)
Redemption fees	—	—	—	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of period	$ 35.46	$ 33.58	$ 39.52	$ 48.90	$ 33.81	$ 30.59
Total investment return(3)	5.60%	(5.92)%	(15.90)%	46.54%	10.53%	26.12%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$234,889	$233,752	$332,144	$417,735	$395,021	$286,383
Ratio of expenses to average net assets	1.21% (4)	1.23%	1.21%	1.21%	1.23%	1.25%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any	1.21% (4)	1.23%	1.21%	1.21%	1.23% (5)	1.26% (5)
Ratio of net investment loss to average net assets	(0.79)% (4)	(0.83)%	(0.85)%	(0.74)%	(0.64)%	(0.43)%
Portfolio turnover rate	7% (6)	19%	24%	19%	23%	19%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed; or recouped, if any. If such fee waivers and/or reimbursements or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.
66

POLEN FUNDS
POLEN GLOBAL GROWTH FUND Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019
Per Share Operating Performance
Net asset value, beginning of period	$ 21.23	$ 21.09	$ 26.07	$ 18.47	$ 17.35	$ 14.74
Net investment loss(1)	(0.03)	(0.02)	(0.09)	(0.08)	(0.04)	(0.02)
Net realized and unrealized gain/(loss) on investments	0.31	0.37	(4.21)	7.68	1.16	2.90
Total from investment operations	0.28	0.35	(4.30)	7.60	1.12	2.88
Dividends and distributions to shareholders from:
Net realized capital gains	—	(0.21)	(0.68)	—	(0.01)	(0.28)
Redemption fees	—	—	—	0.00 (2)	0.01	0.01
Net asset value, end of period	$ 21.51	$ 21.23	$ 21.09	$ 26.07	$ 18.47	$ 17.35
Total investment return(3)	1.32%	1.80%	(17.08)%	41.15%	6.50%	19.91%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$403,981	$422,798	$531,927	$587,255	$255,374	$68,617
Ratio of expenses to average net assets	0.99% (4)	1.01%	0.99%	1.06%	1.10%	1.10%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(5)	0.99% (4)	1.01%	0.99%	1.01%	1.12%	1.31%
Ratio of net investment loss to average net assets	(0.23)% (4)	(0.10)%	(0.36)%	(0.35)%	(0.20)%	(0.13)%
Portfolio turnover rate	8% (6)	21%	36%	12%	18%	20%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.
67

POLEN FUNDS
POLEN GLOBAL GROWTH FUND Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class
	For the Six Months Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019
Per Share Operating Performance
Net asset value, beginning of period	$ 20.80	$ 20.71	$ 25.68	$ 18.24	$ 17.17	$ 14.62
Net investment loss(1)	(0.05)	(0.07)	(0.16)	(0.13)	(0.08)	(0.06)
Net realized and unrealized gain/(loss) on investments	0.29	0.37	(4.13)	7.57	1.15	2.88
Total from investment operations	0.24	0.30	(4.29)	7.44	1.07	2.82
Dividends and distributions to shareholders from:
Net realized capital gains	—	(0.21)	(0.68)	—	(0.01)	(0.28)
Redemption fees	—	—	—	0.00 (2)	0.01	0.01
Net asset value, end of period	$ 21.04	$ 20.80	$ 20.71	$ 25.68	$ 18.24	$ 17.17
Total investment return(3)	1.15%	1.59%	(17.30)%	40.79%	6.28%	19.66%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$20,186	$20,923	$27,111	$45,081	$17,552	$11,129
Ratio of expenses to average net assets	1.24% (4)	1.26%	1.24%	1.31%	1.35%	1.35%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(5)	1.24% (4)	1.26%	1.24%	1.26%	1.37%	1.56%
Ratio of net investment loss to average net assets	(0.48)% (4)	(0.35)%	(0.61)%	(0.60)%	(0.45)%	(0.38)%
Portfolio turnover rate	8% (6)	21%	36%	12%	18%	20%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.
68

POLEN FUNDS
POLEN INTERNATIONAL GROWTH FUND Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019
Per Share Operating Performance
Net asset value, beginning of period	$ 14.81	$ 14.27	$ 18.20	$ 13.93	$ 14.35	$ 13.24
Net investment income/(loss)(1)	0.02	0.04	0.00 (2)	(0.02)	0.03	0.03
Net realized and unrealized gain/(loss) on investments	(1.13)	0.50	(3.93)	4.29	(0.45)	1.10
Total from investment operations	(1.11)	0.54	(3.93)	4.27	(0.42)	1.13
Dividends and distributions to shareholders from:
Net investment income	—	—	—	—	(0.00) (2)	(0.01)
Net realized capital gains	—	—	—	—	—	(0.01)
Total dividends and distributions to shareholders	—	—	—	—	(0.00) (2)	(0.02)
Redemption fees	—	—	—	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of period	$ 13.70	$ 14.81	$ 14.27	$ 18.20	$ 13.93	$ 14.35
Total investment return(3)	(7.50)%	3.78%	(21.59)%	30.65%	(2.92)%	8.50%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$209,193	$227,176	$278,801	$461,059	$196,960	$68,857
Ratio of expenses to average net assets	1.06% (4)	1.08%	1.04%	1.10%	1.10%	1.10%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(5)	1.06% (4)	1.08%	1.03%	1.03%	1.17%	1.40%
Ratio of net investment income/(loss) to average net assets	0.33% (4)	0.26%	0.02%	(0.09)%	0.18%	0.22%
Portfolio turnover rate	6% (6)	20%	35%	33%	11%	12%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.
69

POLEN FUNDS
POLEN INTERNATIONAL GROWTH FUND Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class
	For the Six Months Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019
Per Share Operating Performance
Net asset value, beginning of period	$14.60	$14.10	$ 18.04	$ 13.84	$ 14.29	$ 13.21
Net investment income/(loss)(1)	0.01	0.01	(0.04)	(0.06)	(0.01)	(0.00) (2)
Net realized and unrealized gain/(loss) on investments	(1.11)	0.49	(3.90)	4.26	(0.44)	1.09
Total from investment operations	(1.10)	0.50	(3.94)	4.20	(0.45)	1.09
Dividends and distributions to shareholders from:
Net realized capital gains	—	—	—	—	—	(0.01)
Redemption fees	—	—	—	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of period	$13.50	$14.60	$ 14.10	$ 18.04	$ 13.84	$ 14.29
Total investment return(3)	(7.53)%	3.55%	(21.84)%	30.35%	(3.15)%	8.25%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$2,181	$2,805	$ 3,976	$ 5,394	$ 1,551	$ 1,321
Ratio of expenses to average net assets	1.30% (4)	1.33%	1.29%	1.35%	1.35%	1.35%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(5)	1.30% (4)	1.33%	1.28%	1.29%	1.41%	1.64%
Ratio of net investment income/(loss) to average net assets	0.08% (4)	0.08%	(0.23)%	(0.34)%	(0.07)%	(0.03)%
Portfolio turnover rate	6% (6)	20%	35%	33%	11%	12%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.
70

POLEN FUNDS
POLEN U.S. SMALL COMPANY GROWTH FUND Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019
Per Share Operating Performance
Net asset value, beginning of period	$ 12.81	$ 13.49	$ 19.69	$ 11.17	$ 12.43	$ 10.21
Net investment loss(1)	(0.05)	(0.11)	(0.16)	(0.18)	(0.11)	(0.10)
Net realized and unrealized gain/(loss) on investments	(0.81)	(0.57)	(5.29)	8.72	(1.09)	2.34
Total from investment operations	(0.86)	(0.68)	(5.45)	8.54	(1.20)	2.24
Dividends and distributions to shareholders from:
Net realized capital gains	—	—	(0.75)	(0.02)	(0.06)	(0.02)
Redemption fees	—	—	—	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of period	$ 11.95	$ 12.81	$ 13.49	$ 19.69	$ 11.17	$ 12.43
Total investment return(3)	(6.71)%	(5.04)%	(29.11)%	76.49%	(9.70)%	21.94%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$58,974	$71,304	$122,352	$118,390	$32,051	$ 7,940
Ratio of expenses to average net assets	1.10% (4)	1.10%	1.10%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(5)	1.37% (4)	1.40%	1.26%	1.34%	2.16%	3.38%
Ratio of net investment loss to average net assets	(0.77)% (4)	(0.83)%	(0.81)%	(1.06)%	(0.92)%	(0.87)%
Portfolio turnover rate	15% (6)	45%	58%	40%	68%	35%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.
71

POLEN FUNDS
POLEN U.S. SMALL COMPANY GROWTH FUND Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class
	For the Six Months Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Period Ended April 30, 2019*
Per Share Operating Performance
Net asset value, beginning of period	$ 12.67	$ 13.38	$ 19.59	$ 11.14	$ 12.42	$ 11.54
Net investment loss(1)	(0.07)	(0.14)	(0.20)	(0.22)	(0.13)	(0.03)
Net realized and unrealized gain/(loss) on investments	(0.79)	(0.57)	(5.26)	8.69	(1.09)	0.91
Total from investment operations	(0.86)	(0.71)	(5.46)	8.47	(1.22)	0.88
Dividends and distributions to shareholders from:
Net realized capital gains	—	—	(0.75)	(0.02)	(0.06)	—
Redemption fees	—	—	—	0.00 (2)	0.00 (2)	—
Net asset value, end of period	$ 11.81	$ 12.67	$ 13.38	$ 19.59	$ 11.14	$ 12.42
Total investment return(3)	(6.79)%	(5.31)%	(29.31)%	76.07%	(9.87)%	7.63%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$ 4,306	$ 5,389	$ 8,270	$11,364	$ 1,272	$ 13
Ratio of expenses to average net assets	1.35% (4)	1.35%	1.35%	1.50%	1.50%	1.50% (4)
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(5)	1.62% (4)	1.65%	1.52%	1.58%	2.34%	2.98% (4)
Ratio of net investment loss to average net assets	(1.02)% (4)	(1.08)%	(1.06)%	(1.31)%	(1.18)%	(1.12)% (4)
Portfolio turnover rate	15% (6)	45%	58%	40%	68%	35% (7)

*	Commencement of operations on February 8, 2019.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
(7)	Reflects portfolio turnover of the Fund for the year ended April 30, 2019.
The accompanying notes are an integral part of the financial statements.
72

POLEN FUNDS
POLEN U.S. SMALL COMPANY GROWTH FUND Financial Highlights (Continued)

Contained below is per share operating performance data for Class Y shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class Y shares
	For the Six Months Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023	For the Period Ended April 30, 2022*
Per Share Operating Performance
Net asset value, beginning of period	$ 12.83	$ 13.50	$ 19.24
Net investment loss(1)	(0.04)	(0.09)	(0.12)
Net realized and unrealized loss on investments	(0.81)	(0.58)	(4.87)
Total from investment operations	(0.85)	(0.67)	(4.99)
Net realized capital gains	—	—	(0.75)
Redemption fees	—	—	—
Net asset value, end of period	$ 11.98	$ 12.83	$ 13.50
Total investment return(2)	(6.63)%	(4.96)%	(27.40)%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$ 4,116	$ 4,612	$ 4,924
Ratio of expenses to average net assets	1.00% (3)	1.00%	1.00% (3)
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(4)	1.28% (3)	1.30%	1.15% (3)
Ratio of net investment loss to average net assets	(0.67)% (3)	(0.73)%	(0.68)% (3)
Portfolio turnover rate	15% (5)	45%	58% (5)

*	Commencement of operations on June 1, 2021.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
The accompanying notes are an integral part of the financial statements.
73

POLEN FUNDS
POLEN EMERGING MARKETS GROWTH FUND Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Period Ended April 30, 2021*
Per Share Operating Performance
Net asset value, beginning of period	$ 7.86	$ 7.67	$ 10.78	$ 10.00
Net investment income/(loss)(1)	0.04	0.02	(0.00) (2)	(0.04)
Net realized and unrealized gain/(loss) on investments	(0.63)	0.18	(3.11)	0.82
Total from investment operations	(0.59)	0.20	(3.11)	0.78
Dividends and distributions to shareholders from:
Net investment income	—	(0.01)	—	—
Net asset value, end of period	$ 7.27	$ 7.86	$ 7.67	$ 10.78
Total investment return(3)	(7.51)%	2.57%	(28.85)%	7.80%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$17,830	$19,303	$18,666	$25,981
Ratio of expenses to average net assets	1.25% (4)	1.25%	1.25%	1.25% (4)
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(5)	1.90% (4)	1.96%	1.74%	2.51% (4)
Ratio of net investment income/(loss) to average net assets	1.03% (4)	0.28%	(0.02)%	(0.65)% (4)
Portfolio turnover rate	10% (6)	49%	28%	16% (6)

*	Commencement of operations on October 16, 2020.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $(0.005) per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.
74

POLEN FUNDS
POLEN U.S. SMID COMPANY GROWTH FUND Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Period Ended April 30, 2021*
Per Share Operating Performance
Net asset value, beginning of period	$ 6.90	$ 7.36	$ 10.61	$ 10.00
Net investment loss(1)	(0.03)	(0.06)	(0.09)	(0.01)
Net realized and unrealized gain/(loss) on investments	(0.38)	(0.40)	(3.05)	0.62
Total from investment operations	(0.41)	(0.46)	(3.14)	0.61
Dividends and distributions to shareholders from:
Net realized capital gains	—	—	(0.11)	0.00
Net asset value, end of period	$ 6.49	$ 6.90	$ 7.36	$ 10.61
Total investment return(2)	(5.94)%	(6.25)%	(30.00)%	6.10%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$16,619	$20,023	$20,290	$11,583
Ratio of expenses to average net assets	1.05% (3)	1.05%	1.05%	1.05% (3)
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(4)	1.82% (3)	1.71%	1.71%	4.58% (3)
Ratio of net investment loss to average net assets	(0.78)% (3)	(0.86)%	(0.82)%	(1.05)% (3)
Portfolio turnover rate	39% (5)	61%	43%	0%

*	Commencement of operations on April 1, 2021.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
The accompanying notes are an integral part of the financial statements.
75

POLEN FUNDS
POLEN GLOBAL SMID COMPANY GROWTH FUND Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023	For the Period Ended April 30, 2022*
Per Share Operating Performance
Net asset value, beginning of period	$ 6.41	$ 6.80	$ 10.00
Net investment loss(1)	(0.01)	(0.05)	(0.00) (2)
Net realized and unrealized loss on investments	(1.00)	(0.34)	(3.20)
Total from investment operations	(1.01)	(0.39)	(3.20)
Net asset value, end of period	$ 5.40	$ 6.41	$ 6.80
Total investment return(3)	(15.76)%	(5.74)%	(32.00)%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$11,192	$ 9,411	$ 7,868
Ratio of expenses to average net assets	1.25% (4)	1.25%	1.25% (4)
Ratio of expenses to average net assets without waivers(5)	2.17% (4)	2.69%	4.91% (4)
Ratio of net investment loss to average net assets	(0.44)% (4)	(0.79)%	(0.12)% (4)
Portfolio turnover rate	48% (6)	41%	8% (6)

*	Commencement of operations on January 3, 2022.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $(0.005) per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.
76

POLEN FUNDS
POLEN GLOBAL SMID COMPANY GROWTH FUND Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

Investor Class
For the Period Ended October 31, 2023 (Unaudited)*
Per Share Operating Performance
Net asset value, beginning of period	$ 6.25
Net investment loss(1)	(0.01)
Net realized and unrealized gain/(loss) on investments	(0.84)
Total from investment operations	(0.85)
Net asset value, end of period	$ 5.40
Total investment return(2)	(13.60)%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$ 221
Ratio of expenses to average net assets	1.50% (3)
Ratio of expenses to average net assets without waivers(4)	2.43% (3)
Ratio of net investment loss to average net assets	(1.09)% (3)
Portfolio turnover rate	48% (5)

*	Commencement of operations on August 11, 2023.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
The accompanying notes are an integral part of the financial statements.
77

POLEN FUNDS
POLEN EMERGING MARKETS EX CHINA GROWTH FUND Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2023 (Unaudited)	For the Period Ended April 30, 2023*
Per Share Operating Performance
Net asset value, beginning of period	$ 10.35	$10.00
Net investment income(1)	0.02	0.00 (2)
Net realized and unrealized gain/(loss) on investments	(1.13)	0.35
Total from investment operations	(1.11)	0.35
Net asset value, end of period	$ 9.24	$10.35
Total investment return(3)	(10.82)%	3.50%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$ 1,385	$1,553
Ratio of expenses to average net assets	1.25% (4)	1.25% (4)
Ratio of expenses to average net assets without waivers(5)	10.68% (4)	14.74% (4)
Ratio of net investment income to average net assets	0.48% (4)	0.11% (4)
Portfolio turnover rate	3% (6)	0% (6)

*	Commencement of operations on March 1, 2023.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.
78

POLEN FUNDS
POLEN BANK LOAN FUND Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2023 (Unaudited)	For the Period Ended April 30, 2023*
Per Share Operating Performance
Net asset value, beginning of period	$ 10.03	$ 10.00
Net investment income(1)	0.53	0.67
Net realized and unrealized gain on investments	0.02	0.01
Total from investment operations	0.55	0.68
Dividends and distributions to shareholders from:
Net investment income	(0.53)	(0.64)
Net realized capital gains	—	(0.01)
Total dividends and distributions to shareholders	(0.53)	(0.65)
Net asset value, end of period	$ 10.05	$ 10.03
Total investment return(2)	5.53%	7.12%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$ 8,090	$ 7,725
Ratio of expenses to average net assets	0.75% (3)	0.75% (3)
Ratio of expenses to average net assets without waivers(4)	2.40% (3)	3.19% (3)
Ratio of net investment income to average net assets	10.45% (3)	8.11% (3)
Portfolio turnover rate	37% (5)	22% (5)

*	Commencement of operations on June 30, 2022.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
The accompanying notes are an integral part of the financial statements.
79

POLEN FUNDS
POLEN UPPER TIER HIGH YIELD FUND Financial Highlights (Concluded)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2023 (Unaudited)	For the Period Ended April 30, 2023*
Per Share Operating Performance
Net asset value, beginning of period	$ 10.06	$ 10.00
Net investment income(1)	0.41	0.65
Net realized and unrealized gain/(loss) on investments	(0.33)	0.05
Total from investment operations	0.08	0.70
Dividends and distributions to shareholders from:
Net investment income	(0.41)	(0.64)
Net asset value, end of period	$ 9.73	$ 10.06
Total investment return(2)	0.75%	7.22%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$ 2,419	$ 2,143
Ratio of expenses to average net assets	0.65% (3)	0.65% (3)
Ratio of expenses to average net assets without waivers(4)	5.70% (3)	7.22% (3)
Ratio of net investment income to average net assets	8.14% (3)	7.69% (3)
Portfolio turnover rate	9% (5)	12% (5)

*	Commencement of operations on June 30, 2022.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
The accompanying notes are an integral part of the financial statements.
80

POLEN FUNDS
Notes to Financial Statements
October 31, 2023
(Unaudited)
1. Organization and Significant Accounting Policies
The Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen U.S. Small Company Growth Fund, Polen Emerging Markets Growth Fund, Polen U.S. SMID Company Growth Fund, Polen Global SMID Company Growth Fund, Polen Emerging Markets ex China Growth Fund, Polen Bank Loan Fund and Polen Upper Tier High Yield Fund (each a “Fund” and together the “Funds”) are non-diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on September 15, 2010, December 30, 2014, December 30, 2016, November 1, 2017, October 16, 2020, April 1, 2021, January 3, 2022, March 1, 2023, June 30, 2022 and June 30, 2022, respectively. The Funds are separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Two separate classes of shares, Investor Class and Institutional Class, are offered for the Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen Emerging Markets Growth Fund, Polen U.S. SMID Company Growth Fund, Polen Global SMID Company Growth Fund, Polen Emerging Markets ex China Growth Fund, Polen Bank Loan Fund and Polen Upper Tier High Yield Fund. The Polen U.S. Small Company Growth Fund offers three separate classes of shares, Investor Class, Institutional Class and Class Y. As of October 31, 2023, Investor Class shares had not been issued on the Polen Emerging Markets Growth Fund, Polen U.S. SMID Company Growth Fund, Polen Emerging Markets ex China Growth Fund, Polen Bank Loan Fund and Polen Upper Tier High Yield Fund. Polen Capital Management, LLC (“PCM” or the “Adviser”) serves as investment adviser to the Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen U.S. Small Company Growth Fund, Polen Emerging Markets Growth Fund, Polen U.S. SMID Company Growth Fund, Polen Global SMID Company Growth Fund and Polen Emerging Markets ex China Growth Fund pursuant to an investment advisory agreement with the Trust. Polen Capital Credit, LLC (“Polen Credit” or the “Adviser”) serves as investment adviser to the Polen Bank Loan Fund and Polen Upper Tier High Yield Fund pursuant to an investment advisory agreement with the Trust.
The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Portfolio Valuation – The Funds net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Fixed income securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by each Adviser as "valuation designee" under the oversight of the Board of Trustees of the Trust ("Board of Trustees"). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Each Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by each Adviser pursuant to its policies and procedures. On a quarterly basis, each Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees.
The Funds have a fundamental policy with respect to industry concentration that it will not invest 25% or more of the value of the Funds’ assets in securities of issuers in any one industry. Since inception the Funds have utilized BICS at the sub-industry level for
81

POLEN FUNDS
Notes to Financial Statements (Continued)
October 31, 2023
(Unaudited)
defining industries for purposes of monitoring compliance with its industry concentration policy. However, at times, the Funds may utilize other industry classification systems such as MGECS or GICS, as applicable, for purposes other than compliance monitoring.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.
The valuations for fixed income securities, including corporate bonds and floating rate senior loans ("Senior Loans"), are typically the prices supplied by independent third-party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third-party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. To the extent that these inputs are observable, the fair value of fixed income securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Senior Loans are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
82

POLEN FUNDS
Notes to Financial Statements (Continued)
October 31, 2023
(Unaudited)
The following is a summary of the inputs used, as of October 31, 2023, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 10/31/23	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Growth Fund
Assets
Common Stocks*	$ 6,920,536,873	$ 6,920,536,873	$ —	$ —
Short-Term Investment*	46,368,662	46,368,662	—	—
Total Assets	$ 6,966,905,535	$ 6,966,905,535	$ —	$ —
Polen Global Growth Fund
Assets
Common Stocks
Australia	$ 7,637,454	$ 7,637,454	$ —	$ —
Denmark	6,839,972	—	6,839,972	—
France	25,431,911	—	25,431,911	—
Germany	37,758,227	37,758,227	—	—
Ireland	34,059,955	34,059,955	—	—
Switzerland	13,906,997	—	13,906,997	—
United States	271,372,240	271,372,240	—	—
Uruguay	3,955,496	3,955,496	—	—
Short-Term Investment	15,398,650	15,398,650	—	—
Total Assets	$ 416,360,902	$ 370,182,022	$ 46,178,880	$ —
Polen International Growth Fund
Assets
Common Stocks
Australia	$ 2,912,096	$ 2,912,096	$ —	$ —
Canada	6,003,134	6,003,134	—	—
Denmark	3,583,899	—	3,583,899	—
France	10,859,238	—	10,859,238	—
Germany	34,083,592	26,778,358	7,305,234	—
India	5,933,685	—	5,933,685	—
Ireland	41,976,673	36,170,551	5,806,122	—
Japan	3,541,960	—	3,541,960	—
Netherlands	8,121,137	—	8,121,137	—
Spain	5,750,200	—	5,750,200	—
Sweden	10,130,934	—	10,130,934	—
Switzerland	4,987,790	—	4,987,790	—
United Kingdom	34,942,619	—	34,942,619	—
United States	15,674,204	15,674,204	—	—
Uruguay	10,719,509	10,719,509	—	—
Short-Term Investment	12,326,928	12,326,928	—	—
Total Assets	$ 211,547,598	$ 110,584,780	$ 100,962,818	$ —
83

POLEN FUNDS
Notes to Financial Statements (Continued)
October 31, 2023
(Unaudited)
Funds	Total Value at 10/31/23	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen U.S. Small Company Growth Fund
Assets
Investments in Securities*	$ 65,728,122	$ 65,728,122	$ —	$ —
Polen Emerging Markets Growth Fund
Assets
Common Stocks
Brazil	$ 407,288	$ 407,288	$ —	$ —
China	4,733,030	1,131,860	3,601,170	—
Hong Kong	392,508	—	392,508	—
Hungary	424,712	—	424,712	—
India	2,821,104	—	2,821,104	—
Indonesia	660,278	—	660,278	—
Mexico	1,266,523	1,266,523	—	—
Netherlands	729,734	729,734	—	—
Poland	653,812	—	653,812	—
Russia	611	—	611	—
Singapore	401,436	401,436	—	—
Taiwan	1,648,169	—	1,648,169	—
United States	878,842	878,842	—	—
Uruguay	1,424,889	1,424,889	—	—
Vietnam	971,243	—	971,243	—
Short-Term Investment	442,933	442,933	—	—
Total Assets	$ 17,857,112	$ 6,683,505	$ 11,173,607	$ —
Polen U.S. SMID Company Growth Fund
Assets
Common Stocks*	$ 16,134,982	$ 16,134,982	$ —	$ —
Short-Term Investment*	509,900	509,900	—	—
Total Assets	$ 16,644,882	$ 16,644,882	$ —	$ —
84

POLEN FUNDS
Notes to Financial Statements (Continued)
October 31, 2023
(Unaudited)
Funds	Total Value at 10/31/23	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Global SMID Company Growth Fund
Assets
Common Stocks
Australia	$ 164,905	$ —	$ 164,905	$ —
Canada	1,553,054	1,553,054	—	—
China	268,746	—	268,746	—
Germany	535,349	—	535,349	—
Japan	353,807	—	353,807	—
Luxembourg	451,802	—	451,802	—
Netherlands	381,217	200,036	181,181	—
Norway	103,241	—	103,241	—
Switzerland	350,829	—	350,829	—
United Kingdom	634,103	634,103	—	—
United States	5,937,175	5,937,175	—	—
Uruguay	207,754	207,754	—	—
Short-Term Investment	472,455	472,455	—	—
Total Assets	$ 11,414,437	$ 9,004,577	$ 2,409,860	$ —
Polen Emerging Markets ex China Growth Fund
Assets
Common Stocks
Brazil	$ 82,193	$ 82,193	$ —	$ —
Cambodia	49,425	—	49,425	—
Hungary	49,578	—	49,578	—
India	246,017	—	246,017	—
Indonesia	42,531	—	42,531	—
Mexico	116,432	116,432	—	—
Philippines	25,062	—	25,062	—
Poland	61,591	—	61,591	—
Singapore	61,360	61,360	—	—
South Africa	81,772	81,772	—	—
Taiwan	144,229	—	144,229	—
Thailand	29,533	—	29,533	—
Uruguay	174,184	174,184	—	—
Vietnam	153,266	—	153,266	—
Short-Term Investment	64,879	64,879	—	—
Total Assets	$ 1,382,052	$ 580,820	$ 801,232	$ —
Polen Bank Loan Fund
Assets
Senior Loans*	$ 6,899,970	$ —	$ 6,899,970	$ —
Corporate Bonds*	1,013,246	—	1,013,246	—
Total Assets	$ 7,913,216	$ —	$ 7,913,216	$ —
85

POLEN FUNDS
Notes to Financial Statements (Continued)
October 31, 2023
(Unaudited)
Funds	Total Value at 10/31/23	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Upper Tier High Yield Fund
Assets
Corporate Bonds*	$ 2,000,931	$ —	$ 2,000,931	$ —
Senior Loans*	350,053	—	350,053	—
Total Assets	$ 2,350,984	$ —	$ 2,350,984	$ —

*	Please refer to Portfolio of Investments for further details on portfolio holdings.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.
For the six months ended October 31, 2023, there were no transfers in or out of Level 3.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The Funds may be subject to foreign taxes on income, a portion of which may be recoverable. The Funds apply for refunds where available. Distribution (12b-1) fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are generally allocated to each class of each Fund based upon the relative daily net assets of each class of each Fund. The Funds may be subject to foreign taxes on unrealized and realized gains on certain foreign investments. The Funds may also be subject to foreign taxes on income, a portion of which may be recoverable. The Funds apply for refunds where available. The Funds will accrue such taxes and reclaims, as applicable, based upon the current interpretation of tax rules and regulations that exist in the market in which the Fund invests. General expenses of the Trust are generally allocated to each Fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular Fund in the Trust
86

POLEN FUNDS
Notes to Financial Statements (Continued)
October 31, 2023
(Unaudited)
are charged directly to that Fund. The Funds’ investment income, expenses (other than class-specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.
Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statements of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currency transactions in the Statements of Operations.
Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. Each Fund maintain deposits with a high quality financial institution in an amount that is in excess of federally insured limits.
Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid to shareholders and are recorded on ex-date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
U.S. Tax Status — No provision is made for U.S. income taxes as it is each Funds' intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
Global Current Events — On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Adviser, as valuation designee, will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of Trustees.
Currency Risk —Each Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which each Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect each Fund's NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for each Fund is determined on the basis of U.S. dollars, each Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of each Fund's holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of each Fund's holdings in foreign securities.
Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.
87

POLEN FUNDS
Notes to Financial Statements (Continued)
October 31, 2023
(Unaudited)
Emerging Markets Risk — The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies. Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the United States. Recent statements by U.S. securities and accounting regulatory agencies have expressed concern regarding information access and audit quality regarding issuers in China and other emerging market countries, which could present heightened risks associated with investments in these markets.
Credit Risk — Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of a Fund's debt investments may not be able to meet its financial obligations (e. g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or seek bankruptcy protection. Securities such as high-yield bonds, e.g., bonds with low credit ratings by Moody's (Ba or lower) or Standard & Poor's (BB and lower) or if unrated are of comparable quality as determined by the Adviser, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.
Senior Loans — Certain Funds invests primarily in senior loans and other floating rate investments. Senior loans typically are rated below investment grade. Below investment grade securities, including senior loans, involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices. These securities once sold, may not settle for an extended period (for example, several weeks or even longer). A Fund will not receive its sale proceeds until that time, which may constrain a Fund’s ability to meet its obligations. A Fund may invest in securities of issuers that are in default or that are in bankruptcy. The value of collateral, if any, securing a senior loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many senior loans, and many loans are subject to restrictions on resale. Any secondary market may be subject to irregular trading activity and extended settlement periods. There is less readily available, reliable information about most senior loans than is the case for many other types of securities. Loans may not be considered “securities,” and purchasers, such as a Fund, therefore may not be entitled to rely on the anti-fraud protections afforded by federal securities laws.
LIBOR Phase-out Risk — The FCA and ICE Benchmark Administrator have since announced that most LIBOR settings will no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings have ceased publication as of June 30, 2023. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market.
In December 2022, the Financial Accounting Standards Board issued ASU 2022-06, Deferral of the Sunset Date of Topic 848. ASU 2022-06 is an update of ASU 2020-04, Reference Rate Reform, providing additional financial reporting relief. This is effective for certain reference rate-related contract modifications that occur during the extended period of March 12, 2020 through December 31, 2024. Management does not expect this update to have a material impact on these financial statements.
Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition, historical and prospective earnings of the company, interest rates, investor perceptions and overall market and economic conditions. The prices of securities change in response to many factors including the value of its assets.
Growth Style Risk — Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.
88

POLEN FUNDS
Notes to Financial Statements (Continued)
October 31, 2023
(Unaudited)
Unfunded Loan Commitments— Certain Funds may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. A fee is earned by a Fund on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset and any change in net unrealized appreciation or depreciation for the reporting period is recorded within the change in net unrealized appreciation or depreciation on investments. Unfunded loan commitments are included in the Portfolio of Investments.
2. Transactions with Related Parties and Other Service Providers
For its services, PCM is paid a monthly fee at the annual rate based on average daily net assets of each Fund as shown in the table below:
Polen Growth Fund	0.85%
Polen Global Growth Fund	0.85%
Polen International Growth Fund	0.85%
Polen U.S. Small Company Growth Fund	1.00%
Polen Emerging Markets Growth Fund	1.00%
Polen U.S. SMID Company Growth Fund	1.00%
Polen Global SMID Company Growth Fund	1.00%
Polen Emerging Markets ex China Growth Fund	1.00%
For its services, Polen Credit is paid a monthly fee at the annual rate based on average daily net assets of each Fund as shown in the table below:
Polen Bank Loan Fund	0.65%
Polen Upper Tier High Yield Fund	0.55%
Each Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Funds to the extent necessary to ensure that the Funds’ total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed (on an annual basis) the percentages set forth in the table below of each Fund's average daily net assets (the “Expense Limitations”). The Expense Limitations will remain in place until the termination date set forth below, unless the Board of Trustees approves their earlier termination. The table below reflects the Expense Limitation amounts, as a percentage of average daily net assets, in effect during the six months ended October 31, 2023.
	Institutional Class	Investor Class	Class Y	Termination Date
Polen Growth Fund	1.00%	1.00%	N/A	August 31, 2024
Polen Global Growth Fund	1.10%	1.10%	N/A	August 31, 2024
Polen International Growth Fund	1.10%	1.10%	N/A	August 31, 2024
Polen U.S. Small Company Growth Fund	1.10%	1.10%	1.00%	August 31, 2024
Polen Emerging Markets Growth Fund	1.25%	N/A	N/A	August 31, 2024
Polen U.S. SMID Company Growth Fund	1.05%	N/A	N/A	August 31, 2024
Polen Global SMID Company Growth Fund	1.25%	1.25%	N/A	August 31, 2024
Polen Emerging Markets ex China Growth Fund	1.25%	N/A	N/A	August 31, 2024
Polen Bank Loan Fund	0.75%	N/A	N/A	August 31, 2024
Polen Upper Tier High Yield Fund	0.65%	N/A	N/A	August 31, 2024
Each Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which each Adviser reduced its compensation and/or assumed expenses for such Fund. Each Adviser is permitted to seek reimbursement from a Fund, subject to certain limitations, for fees it waived and Fund
89

POLEN FUNDS
Notes to Financial Statements (Continued)
October 31, 2023
(Unaudited)
expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund's expenses are below the Expense Limitation amount. As of October 31, 2023, Investor Class shares had not been issued on the Polen Emerging Markets Growth Fund, Polen U.S. SMID Company Growth Fund, Polen Emerging Markets ex China Growth Fund, Polen Bank Loan Fund and Polen Upper Tier High Yield Fund.
For the period ended October 31, 2023, the amount of advisory fees earned and waived and/or reimbursed was as follows:
	Gross Advisory Fee	Waivers and/or Reimbursements	Net Advisory Fee/ (Reimbursement)
Polen Growth Fund	$31,470,974	$ —	$31,470,974
Polen Global Growth Fund	1,939,436	—	1,939,436
Polen International Growth Fund	972,789	—	972,789
Polen U.S. Small Company Growth Fund	397,351	(106,861)	290,490
Polen Emerging Markets Growth Fund	95,014	(62,200)	32,814
Polen U.S. SMID Company Growth Fund	78,356	(59,982)	18,374
Polen Global SMID Company Growth Fund	54,303	(49,975)	4,328
Polen Emerging Markets ex China Growth Fund	7,591	(71,557)	(63,966)
Polen Bank Loan Fund	25,820	(65,417)	(39,597)
Polen Upper Tier High Yield Fund	6,358	(58,332)	(51,974)
No Funds recouped any fees for the period ended October 31, 2023.
As of October 31, 2023, the Polen Growth Fund, Polen Global Growth Fund and Polen International Growth Fund have no additional funds available to be recouped.
As of October 31, 2023, the amount of potential recovery was as follows:
	Expiration
	04/30/2024	04/30/2025	04/30/2026	10/31/2026	Total
Polen U.S. Small Company Growth Fund	$32,695	$284,378	$297,730	$106,861	$721,664
Polen Emerging Markets Growth Fund	97,369	111,518	125,725	62,200	396,812
Polen U.S. SMID Company Growth Fund	30,946	140,531	130,457	59,982	361,916
Polen Global SMID Company Growth Fund	—	62,315	120,053	49,975	232,343
Polen Emerging Markets ex China Growth Fund	—	—	34,036	71,557	105,593
Polen Bank Loan Fund	—	—	120,962	65,417	186,379
Polen Upper Tier High Yield Fund	—	—	113,023	58,332	171,355
The Funds have not recorded a commitment or contingent liability at October 31, 2023.
Other Service Providers
The Bank of New York Mellon ("BNY Mellon") serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
The Trust, on behalf of the Funds, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and has
90

POLEN FUNDS
Notes to Financial Statements (Continued)
October 31, 2023
(Unaudited)
agreed to compensate the intermediaries for providing those services. The fees incurred by the Funds for these services are included in Transfer agent fees in the Statements of Operations.
Foreside Funds Distributors LLC (the "Underwriter") provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.
The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for the Investor Class shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class shares plan, the Funds compensate the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Funds' Investor Class shares.
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.
JW Fund Management LLC ("JWFM") provides a Principal Executive Officer and Principal Financial Officer to the Trust. Chenery Compliance Group, LLC ("Chenery") provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Chenery are compensated for their services provided to the Trust.
3. Investment in Securities
For the six months ended October 31, 2023, aggregated purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:
	Purchases	Sales
Polen Growth Fund	$529,455,440	$1,000,921,021
Polen Global Growth Fund	36,519,747	64,493,460
Polen International Growth Fund	14,851,015	12,726,003
Polen U.S. Small Company Growth Fund	11,513,947	18,478,594
Polen Emerging Markets Growth Fund	2,082,130	1,821,208
Polen U.S. SMID Company Growth Fund	5,924,738	7,483,283
Polen Global SMID Company Growth Fund*	5,087,003	7,083,739
Polen Emerging Markets ex China Growth Fund	45,559	60,089
Polen Bank Loan Fund	2,887,209	2,984,488
Polen Upper Tier High Yield Fund	516,293	199,833

*	The cost of purchases and proceeds from sales on the Polen Global SMID Company Growth Fund excludes the purchases and sales of the Polen International Small Company Growth Fund (See Note 6). If these transactions were included, purchases and sales would have been higher.
91

POLEN FUNDS
Notes to Financial Statements (Continued)
October 31, 2023
(Unaudited)
4. Capital Share Transactions
For the year/period ended October 31, 2023 and the year/period ended April 30, 2023, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Six Months/Period Ended October 31, 2023 (Unaudited)		For the Year/Period Ended April 30, 2023
	Shares	Amount	Shares	Amount
Polen Growth Fund:
Institutional Class
Sales	15,024,588	$ 560,258,485	61,955,181	$ 2,217,172,817
Reinvestments	—	—	17,876,152	553,445,679
Redemptions	(27,783,594)	(1,036,573,867)	(117,022,105)	(4,099,303,155)
Net decrease	(12,759,006)	$ (476,315,382)	(37,190,772)	$(1,328,684,659)

Investor Class
Sales	838,992	$ 30,755,217	1,950,796	$ 66,857,609
Reinvestments	—	—	723,073	21,648,786
Redemptions	(1,175,558)	(42,916,589)	(4,118,645)	(138,850,104)
Net decrease	(336,566)	$ (12,161,372)	(1,444,776)	$ (50,343,709)

Total net decrease	(13,095,572)	$ (488,476,754)	(38,635,548)	$(1,379,028,368)

Polen Global Growth Fund:
Institutional Class
Sales	1,361,836	$ 30,359,332	7,038,064	$ 138,913,828
Reinvestments	—	—	237,447	4,516,250
Redemptions	(2,495,139)	(54,879,105)	(12,581,663)	(247,810,857)
Net decrease	(1,133,303)	$ (24,519,773)	(5,306,152)	$ (104,380,779)

Investor Class
Sales	102,478	$ 2,248,130	153,766	$ 3,010,488
Reinvestments	—	—	12,203	227,583
Redemptions	(149,292)	(3,244,935)	(468,616)	(9,161,587)
Net decrease	(46,814)	$ (996,805)	(302,647)	$ (5,923,516)

Total net decrease	(1,180,117)	$ (25,516,578)	(5,608,799)	$ (110,304,295)

Polen International Growth Fund:
Institutional Class
Sales	2,321,319	$ 34,097,769	5,912,757	$ 78,910,959
Reinvestments	—	—	—	—
Redemptions	(2,393,808)	(34,802,809)	(10,112,407)	(134,001,317)
Net decrease	(72,489)	$ (705,040)	(4,199,650)	$ (55,090,358)
92

POLEN FUNDS
Notes to Financial Statements (Continued)
October 31, 2023
(Unaudited)
	For the Six Months/Period Ended October 31, 2023 (Unaudited)		For the Year/Period Ended April 30, 2023
	Shares	Amount	Shares	Amount

Investor Class
Sales	58,662	$ 821,930	76,873	$ 1,034,740
Reinvestments	—	—	—	—
Redemptions	(89,084)	(1,259,297)	(166,715)	(2,172,253)
Net decrease	(30,422)	$ (437,367)	(89,842)	$ (1,137,513)

Total net decrease	(102,911)	$ (1,142,407)	(4,289,492)	$ (56,227,871)

Polen U.S. Small Company Growth Fund:
Institutional Class
Sales	366,877	$ 4,801,951	3,320,204	$ 42,141,603
Reinvestments	—	—	—	—
Redemptions	(998,613)	(13,092,326)	(6,822,576)	(84,833,559)
Net decrease	(631,736)	$ (8,290,375)	(3,502,372)	$ (42,691,956)

Investor Class
Sales	23,453	$ 306,046	37,186	$ 471,931
Reinvestments	—	—	—	—
Redemptions	(84,002)	(1,090,325)	(229,992)	(2,869,070)
Net decrease	(60,549)	$ (784,279)	(192,806)	$ (2,397,139)

Class Y
Sales	7,783	$ 102,475	52,222	$ 669,125
Reinvestments	—	—	—	—
Redemptions	(23,495)	(311,693)	(57,555)	(694,808)
Net decrease	(15,712)	$ (209,218)	(5,333)	$ (25,683)

Total net decrease	(707,997)	$ (9,283,872)	(3,700,511)	$ (45,114,778)

Polen Emerging Markets Growth Fund:
Institutional Class
Sales	17,356	$ 132,516	58,507	$ 462,427
Reinvestments	—	—	2,203	15,994
Redemptions	(19,714)	(150,924)	(37,391)	(277,721)
Net increase/(decrease)	(2,358)	$ (18,408)	23,319	$ 200,700

Polen U.S. SMID Company Growth Fund:
Institutional Class
Sales	572,271	$ 3,953,414	1,575,108	$ 10,143,670
Reinvestments	—	—	—	—
Redemptions	(914,080)	(6,252,008)	(1,428,514)	(9,688,133)
Net increase/(decrease)	(341,809)	$ (2,298,594)	146,594	$ 455,537

93

POLEN FUNDS
Notes to Financial Statements (Continued)
October 31, 2023
(Unaudited)
	For the Six Months/Period Ended October 31, 2023 (Unaudited)		For the Year/Period Ended April 30, 2023
	Shares	Amount	Shares	Amount

Polen Global SMID Company Growth Fund:
Institutional Class
Sales	264,334	$ 1,595,173	309,429	$ 1,907,770
Proceeds from Shares issued in connection with merger(a)	711,920	4,449,566	—	—
Reinvestments	—	—	—	—
Redemptions	(371,891)	(2,273,995)	—	—
Net increase	604,363	$ 3,770,744	309,429	$ 1,907,770

Investor Class*
Sales	13,411	$ 76,971	—	$ —
Proceeds from Shares issued in connection with merger(a)	36,029	225,182	—	—
Reinvestments	—	—	—	—
Redemptions	(8,498)	(49,695)	—	—
Net increase	40,942	$ 252,458	—	$ —

Total net increase	645,305	$ 4,023,202	309,429	$ 1,907,770

Polen Emerging Markets ex China Growth Fund**:
Institutional Class
Sales	—	$ —	150,000	$ 1,500,000
Reinvestments	—	—	—	—
Redemptions	—	—	—	—
Net increase	—	$ —	150,000	$ 1,500,000

Polen Bank Loan Fund***:
Institutional Class
Sales	6,287	$ 63,850	736,529	$ 7,357,034
Reinvestments	28,803	290,335	33,671	334,897
Redemptions	—	—	—	—
Net increase	35,090	$ 354,185	770,200	$ 7,691,931

Polen Upper Tier High Yield Fund****:
Institutional Class
Sales	26,157	$ 265,927	200,000	$ 2,000,000
Reinvestments	9,534	94,078	13,062	131,393
Redemptions	(15)	(155)	—	—
Net increase	35,676	$ 359,850	213,062	$ 2,131,393

*	The Polen Global SMID Company Growth Fund’s Investor Class commenced operations on August 11, 2023.
94

POLEN FUNDS
Notes to Financial Statements (Continued)
October 31, 2023
(Unaudited)
**	The Polen Emerging Markets ex China Growth Fund's Institutional Class commenced operations on March 1, 2023.
***	The Polen Bank Loan Fund’s Institutional Class commenced operations on June 30, 2022.
****	The Polen Upper Tier High Yield Fund’s Institutional Class commenced operations on June 30, 2022.
(a)	See Note 6.
Significant Shareholders
As of October 31, 2023, the Funds below had shareholders that held 10% or more of the total outstanding shares of each respective Fund. Transactions by these shareholders may have a material impact on each respective Fund.
Polen Emerging Markets ex China Growth Fund
Affiliated Shareholders	100%
Polen Bank Loan Fund
Affiliated Shareholders	58%
Polen Upper Tier High Yield Fund
Affiliated Shareholders	85%
5. Federal Tax Information
The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. Each Fund have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
The tax character of distributions paid by the Funds during the year ended April 30, 2023, were as follows:
	Ordinary Income Dividend	Long-Term Capital Gain Dividend	Total Distributions Paid
Polen Growth Fund	$ —	$646,213,431	$646,213,431
Polen Global Growth Fund	—	4,939,028	4,939,028
Polen Emerging Markets Growth Fund	15,994	—	15,994
Polen Bank Loan Fund	389,555	—	389,555
Polen Upper Tier High Yield Fund	131,394	—	131,394
95

POLEN FUNDS
Notes to Financial Statements (Continued)
October 31, 2023
(Unaudited)
As of April 30, 2023, the components of distributable earnings on a tax basis were as follows:
	Capital Loss Carryforward	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses	Temporary Differences
Polen Growth Fund	$(533,508,582)	$ —	$1,623,253,400	$(11,349,194)	$ —
Polen Global Growth Fund	(39,692,653)	—	86,057,095	(6,277,493)	—
Polen International Growth Fund	(29,830,258)	414,209	23,919,904	—	—
Polen U.S. Small Company Growth Fund	(39,788,926)	—	(10,498,570)	(243,963)	—
Polen Emerging Markets Growth Fund	(3,623,157)	—	(3,583,714)	(93,553)	—
Polen U.S. SMID Company Growth Fund	(4,684,106)	—	(4,379,602)	(59,748)	—
Polen Global SMID Company Growth Fund	(1,309,461)	—	(643,012)	(26,590)	—
Polen Emerging Markets ex China Growth Fund	—	—	54,474	—	—
Polen Bank Loan Fund	—	37,107	18,066	—	(22,083)
Polen Upper Tier High Yield Fund	(4,118)	951	15,228	—	(951)
The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.
As of October 31, 2023, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Polen Growth Fund	$4,843,115,838	$2,497,247,932	$(373,458,235)	$2,123,789,697
Polen Global Growth Fund	330,020,079	94,946,014	(8,605,191)	86,340,823
Polen International Growth Fund	198,207,372	33,962,206	(20,621,980)	13,340,226
Polen U.S. Small Company Growth Fund	64,677,411	11,122,452	(10,071,741)	1,050,711
Polen Emerging Markets Growth Fund	22,716,591	1,430,189	(6,289,668)	(4,859,479)
Polen U.S. SMID Company Growth Fund	17,688,393	1,096,090	(2,139,601)	(1,043,511)
Polen Global SMID Company Growth Fund	12,225,284	648,830	(1,459,677)	(810,847)
Polen Emerging Markets ex China Growth Fund	1,484,953	77,001	(179,902)	(102,901)
Polen Bank Loan Fund	7,885,132	173,129	(145,045)	28,084
Polen Upper Tier High Yield Fund	2,413,279	36,788	(99,083)	(62,295)

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.
96

POLEN FUNDS
Notes to Financial Statements (Continued)
October 31, 2023
(Unaudited)
Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2023, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2023. For the year ended April 30, 2023, the Funds deferred to May 1, 2023 the following losses:
	Late-Year Ordinary Losses Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
Polen Growth Fund	$11,349,194	$—	$ —
Polen Global Growth Fund	15,951	—	6,261,542
Polen U.S. Small Company Growth Fund	243,963	—	—
Polen Emerging Markets Growth Fund	93,553	—	—
Polen U.S. SMID Company Growth Fund	59,748	—	—
Polen Global SMID Company Growth Fund	26,590	—	—
Accumulated capital losses represent net capital loss carryforwards as of April 30, 2023 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2023, the Funds’ capital loss carryforward, which were comprised of both short-term losses and long-term losses, and had an unlimited period of capital loss carryover were as follows:
	Capital Loss Carryforward
	Short-Term	Long-Term
Polen Growth Fund	$424,120,916	$109,387,666
Polen Global Growth Fund	14,718,120	24,974,533
Polen International Growth Fund	28,099,847	1,730,411
Polen U.S. Small Company Growth Fund	27,650,673	12,138,253
Polen Emerging Markets Growth Fund	1,677,660	1,945,497
Polen U.S. SMID Company Growth Fund	2,066,620	2,617,486
Polen Global SMID Company Growth Fund	888,759	420,702
Polen Upper Tier High Yield Fund	4,118	—
6. Fund Mergers
On June 9, 2023, the Board of Trustees of the Trust approved the reorganization of the Polen International Small Company Growth Fund with and into Polen Global SMID Company Growth Fund (the “Reorganization”). The reorganization took place after the close of business on August 11, 2023.
97

POLEN FUNDS
Notes to Financial Statements (Concluded)
October 31, 2023
(Unaudited)
Immediately prior to the reorganization, the Polen International Small Company Growth Fund had Institutional Class Shares and Investor Class Shares outstanding, which were exchanged for Institutional Class Shares and Investor Class Shares of the Polen Global SMID Company Growth Fund. Investor Class Shares of the Polen Global SMID Company Growth commenced operations after the close of business on August 11, 2023. The following is a summary of shares outstanding, net assets and net asset value per share for these Funds before and after the mergers took place after the close of business on August 11, 2023:
	Before Reorganization		After Reorganization
	Polen International Small Company Growth Fund	Polen Global SMID Company Growth Fund	Polen Global SMID Company Growth Fund
Institutional Class
Shares	459,659	1,462,729	2,174,649
Net Assets	$4,449,566	$9,148,777	$13,598,343
Net Asset Value	$ 9.68	$ 6.25	$ 6.25

Investor Class
Shares	23,524	NA	36,029
Net Assets	$ 225,182	NA	$ 225,182
Net Asset Value	$ 9.57	NA	$ 6.25

Fund Total
Shares Outstanding	483,183	1,462,729	2,210,678
Net Assets	$4,674,748	$9,148,777	$13,823,525
Unrealized Appreciation/(Depreciation)	$ 106,420	$ (694,577)	$ (588,157)
Assuming this reorganization had been completed on May 1, 2023, the Polen Global SMID Company Growth Fund’s results of operations for the six-months ended October 31, 2023, would have been as follows:
Net Investment Income	$ (16,312)
Net realized and change in unrealized gains/(losses) on investments	$(3,001,067)
Net increase in asset from operations	$(3,017,300)
Because the combined portfolios of investments have been managed as a single portfolio since the mergers were completed, it is not practical to separate the amounts of revenue and earnings to the Polen Global SMID Company Growth Fund that have been included in its statements of operations since the mergers.
7. Subsequent Events
Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:
Effective November 20, 2023, the Polen Upper Tier High Yield Fund will change its name to Polen U.S. High Yield Fund.
Management has evaluated and has determined there are no additional subsequent events.
98

POLEN FUNDS
Other Information
(Unaudited)
Proxy Voting
Policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 678-6024 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.
Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) as an exhibit to its reports on Form N-PORT. The Funds' portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.
Board Considerations with Respect to Continuation of the Advisory Agreement with Polen Capital Management, LLC for the Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen U.S. Small Company Growth Fund, Polen Emerging Markets Growth Fund, Polen U.S. SMID Company Growth Fund, Polen Global SMID Company Growth Fund and Polen Emerging Markets ex China Growth Fund
At an in-person meeting held on September 18-19, 2023 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement between Polen Capital Management, LLC (“Polen” or the “Adviser”) and the Trust (the “Polen Agreement”) on behalf of the Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen U.S. Small Company Growth Fund, Polen Emerging Markets Growth Fund, Polen U.S. SMID Company Growth Fund, Polen Global SMID Company Growth Fund and Polen Emerging Markets ex China Growth Fund (together, the “Polen Funds”). At the Meeting, the Board considered the continuation of the Polen Agreement with respect to the Polen Funds for an additional one-year period.
In determining whether the continue the Polen Agreement for an additional one year period, the Trustees, including the Independent Trustees, considered information provided by the Adviser in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “Polen 15(c) Response”) regarding (i) services performed by Polen for the Polen Funds, (ii) the size and qualifications of Polen’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the portfolio managers’ management of the Polen Funds, (iv) investment performance of the Polen Funds, (v) Polen’s financial condition, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Polen Funds and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on Polen’s ability to service the Polen Funds, and (x) compliance with the Polen Funds’ investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. In addition to the information in the Polen 15(c) Response, the Trustees received additional information at Board meetings throughout the year covering matters such as the performance of each Polen Fund compared to its Lipper Classification and its benchmark; compliance with the Polen Funds’ investment objectives, policies, strategies and limitations; the compliance of portfolio management personnel with applicable codes of ethics; and the adherence to pricing procedures as established by the Board.
The Board noted that representatives of Polen joined the Meeting via videoconference and discussed Polen’s history, performance, investment strategy, and compliance program. Representatives of Polen responded to questions from the Board. In addition to the Polen 15(c) Response, the Trustees also considered other factors they believed to be relevant to considering the continuation of the Polen Agreement, including the matters discussed below. In their deliberations, the Trustees did not identify any particular information as controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the Polen Funds and Polen, as provided by the terms of the Polen Agreement, including the advisory fees under the Polen Agreement, was fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant. Based on the Polen 15(c) Response, the
99

POLEN FUNDS
Other Information (Continued)
(Unaudited)
Trustees concluded that (i) the nature, extent and quality of the services provided by Polen are appropriate and consistent with the terms of the Polen Agreement, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the Polen Funds are likely to benefit from the continued provision of those services, (iv) Polen has sufficient personnel, with the appropriate skills and experience, to serve the Polen Funds effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the Polen Funds is likely to continue under the Polen Agreement.
The Trustees considered the investment performance for the Polen Funds and Polen. The Trustees reviewed historical performance charts which showed the performance of the Polen Funds as compared to their respective benchmark indices and Lipper categories for the year-to-date, one-year, two-year, three-year, five-year, ten-year and since inception periods ended June 30, 2023, as applicable. The Trustees considered the short-term and long-term performance of the Polen Funds, as applicable. The Trustees noted that they considered performance reports provided at Board meetings throughout the year.
Polen Growth Fund. The Trustees noted that the Polen Growth Fund’s Institutional Class shares outperformed the Lipper Large-Cap Growth Classification for the ten-year period ended June 30, 2023, and underperformed for the year-to-date, one-year, three-year and five-year periods ended June 30, 2023. The Trustees further noted that the Polen Growth Fund’s Institutional Class shares underperformed the Russell 1000 Growth Total Return Index for the year-to-date, one-year, three-year, five-year and ten-year periods ended June 30, 2023. The Trustees further noted that the Polen Growth Fund’s Institutional Class shares outperformed the S&P 500 Total Return Index for the year-to-date and ten-year periods ended June 30, 2023 and underperformed for the one-year, three-year and five-year periods ended June 30, 2023.
Polen Global Growth Fund. The Trustees noted that the Polen Global Growth Fund’s Institutional Class shares outperformed the Lipper Global Large-Cap Growth Classification for the year-to-date, five-year and since inception (December 30, 2014) periods ended June 30, 2023, and underperformed for the one-year and three-year periods ended June 30, 2023. The Trustees further noted that the Polen Global Growth Fund’s Institutional Class shares outperformed the MSCI All Country World Index (Net Returns) for the year-to-date, one-year, five-year and since inception periods ended June 30, 2023, and underperformed for the threeyear period ended June 30, 2023.
Polen International Growth Fund. The Trustees noted that the Polen International Growth Fund’s Institutional Class shares outperformed the Lipper International Large-Cap Growth Classification for the year-to-date and one-year periods ended June 30, 2023, and underperformed for the three-year, five-year and since inception (December 30, 2016) periods ended June 30, 2023. The Trustees further noted that the Polen International Growth Fund’s Institutional Class shares outperformed the MSCI All Country World ex USA Index (Net Returns) for the year-to-date, one-year and since inception periods ended June 30, 2023, and underperformed for the three-year and five-year periods ended June 30, 2023.
Polen U.S. Small Company Growth Fund. The Trustees noted that the Polen U.S. Small Company Growth Fund’s Institutional Class shares outperformed the Lipper Small-Cap Growth Classification for the year-to-date period ended June 30, 2023, and underperformed for the one-year, three-year, five-year and since inception (October 31, 2017) periods ended June 30, 2023. The Trustees further noted that the Polen U.S. Small Company Growth Fund’s Institutional Class shares outperformed the Russell 2000 Growth Total Return Index for the year-to-date, five-year and since inception periods ended June 30, 2023, and underperformed for the one-year and three-year periods ended June 30, 2023.
Polen Emerging Markets Growth Fund. The Trustees noted that the Polen Emerging Markets Growth Fund’s Institutional Class shares outperformed the Lipper Emerging Markets Classification for the one-year period ended June 30, 2023, and underperformed for the year-to-date, two-year and since inception (October 16, 2020) periods ended June 30, 2023. The Trustees further noted that the Polen Emerging Markets Growth Fund’s Institutional Class shares outperformed the MSCI Emerging Markets Index (Net Returns) for the year-to-date and one-year periods ended June 30, 2023, and underperformed for the two-year and since inception periods ended June 30, 2023.
Polen U.S. SMID Company Growth Fund. The Trustees noted that the Polen U.S. SMID Company Growth Fund’s Institutional Class shares outperformed the Lipper Mid-Cap Growth Classification for the year-to-date and one-year periods ended June 30, 2023, and underperformed for the two-years and since inception (March 31, 2021) periods ended June 30, 2023. The Trustees further noted
100

POLEN FUNDS
Other Information (Continued)
(Unaudited)
that the Polen U.S. SMID Company Growth Fund’s Institutional Class shares outperformed the Russell 2500 Growth Total Return Index for the year-to-date and one-year periods ended June 30, 2023, and underperformed for the two-years and since inception periods ended June 30, 2023.
Polen Global SMID Company Growth Fund. The Trustees noted that the Polen Global SMID Company Growth Fund’s Institutional Class shares underperformed the Lipper Global Small-/Mid-Cap Classification for the year-to-date, one year and since inception (December 31, 2021) periods ended June 30, 2023. The Trustees further noted that the Polen Global SMID Company Growth Fund’s Institutional Class shares outperformed the MSCI All Country World SMID Cap Index (Net Returns) for the year-to-date period ended June 30, 2023, and underperformed for the one-year and since inception periods ended June 30, 2023.
Polen Emerging Markets ex China Growth Fund. The Trustees noted that the Polen Emerging Markets ex China Growth Fund underperformed each of the Lipper Emerging Markets Classification and the MSCI Emerging Markets ex China Index for the since inception (February 28, 2023) period ended June 30, 2023.
The Trustees concluded that the performance of each of the Polen Funds was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies (i.e., mutual funds in each Polen Fund’s Lipper Classification) based on the information provided at the Meeting.
The Trustees noted that the representatives of Polen had provided information regarding its advisory fees and an analysis of these fees in relation to the services provided to the Polen Funds and any other ancillary benefit resulting from Polen’s relationship with the Polen Funds.
The Trustees also reviewed information regarding the fees Polen charges to certain other clients and evaluated explanations provided by Polen as to differences in fees charged to the Polen Funds and other similarly managed accounts, where applicable. The Trustees also reviewed a peer comparison of advisory fees and total expenses for each Polen Fund versus those funds in the Polen Fund’s applicable Lipper category (the “Peer Group”). The Trustees concluded that the advisory fees and services provided by Polen are consistent with those of other advisers that manage mutual funds with investment objectives, strategies and policies similar to those of the Polen Funds as measured by the information provided by Polen.
The Board considered, among other date, the specific factors and related conclusions set forth below with respect to each Fund:
Polen Growth Fund. The contractual advisory fee and net total expense ratio for the Polen Growth Fund’s Institutional Class shares were higher than but within the range of the median of the contractual advisory fee and net total expense ratio for those funds in the Polen Growth Fund’s Peer Group.
Polen Global Growth Fund. The contractual advisory fee and net total expense ratio for the Polen Global Growth Fund’s Institutional Class shares were higher than but within the range of the median of the contractual advisory fee and net total expense ratio for those funds in the Polen Global Growth Fund’s Peer Group.
Polen International Growth Fund. The contractual advisory fee and net total expense ratio for the Polen International Growth Fund’s Institutional Class shares were higher than but within the range of the median of the contractual advisory fee and net total expense ratio for those funds in the Polen International Growth Fund’s Peer Group.
Polen U.S. Small Company Growth Fund. The contractual advisory fee and net total expense ratio for the Polen U.S. Small Company Growth Fund’s Institutional Class shares were higher than but within the range of the median of the contractual advisory fee and net total expense ratio for those funds in the Polen U.S. Small Growth Fund’s Peer Group.
Polen Emerging Markets Growth Fund. The contractual advisory fee and net total expense ratio for the Polen Emerging Markets Growth Fund’s Institutional Class shares were higher than but within the range of the median of the contractual advisory fee and net total expense ratio for those funds in the Polen Emerging Markets Growth Fund’s Peer Group.
101

POLEN FUNDS
Other Information (Concluded)
(Unaudited)
Polen U.S. SMID Company Growth Fund. The contractual advisory fee and net total expense ratio for the Polen U.S. SMID Company Growth Fund’s Institutional Class shares were higher than but within the range of the median of the contractual advisory fee and net total expense ratio for those funds in the Polen U.S. SMID Company Growth Fund’s Peer Group.
Polen Global SMID Company Growth Fund. The contractual advisory fee and net total expense ratio for the Polen Global SMID Company Growth Fund’s Institutional Class shares were higher than and equal to, respectively, the median of the contractual advisory fee and net total expense ratio for those funds in the Polen Global SMID Company Growth Fund’s Peer Group.
Polen Emerging Markets ex China Growth Fund. The contractual advisory fee and net total expense ratio for the Polen Emerging Markets ex China Growth Fund’s Institutional Class shares were higher than but within the range of the median of the contractual advisory fee and net total expense ratio for those funds in the Polen Emerging Markets ex China Growth Fund’s Peer Group.
The Trustees considered the costs of the services provided by Polen, the compensation and benefits received by Polen in providing services to the Polen Funds, Polen’s profitability and certain additional information related to Polen’s financial condition. In addition, the Trustee’s considered any direct or indirect revenues received by affiliates of Polen.
The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Polen Funds grow, and whether the advisory fee levels reflect those economics of scale for the benefit of shareholders. The Trustees considered and determined that economics of scale for the benefit of shareholders should be achieved if assets of the Polen Funds increase because fixed expenses will be spread across a larger asset base. The Trustees also noted that the Polen Funds’ advisory fees do not include “breakpoint” reductions in the advisory fee rates at specified asset levels but that Polen has contractually agreed to waive fees and/or reimburse certain expenses of the Polen Funds for the benefit of shareholders. With respect to the Polen Growth Fund, the Trustees noted that on January 1, 2017, the Fund’s advisory fee was reduced from 1.00% to 0.85%. The Trustees also noted that the contractual advisory fee reduction across all assets of the Polen Growth Fund rather than the implementation of breakpoint reductions at specified asset levels allowed shareholders to benefit from economies of scale sooner than through the implementation of breakpoint reductions.
At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the Polen Agreement for an additional one-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.
102

Investment Advisers
Polen Capital Management, LLC
1825 NW Corporate Blvd.
Suite 300
Boca Raton, FL 33431
Polen Capital Credit, LLC
1075 Main Street
Suite 320
Waltham, MA 02451
Administrator
The Bank of New York Mellon
301 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Principal Underwriter
Foreside Funds Distributors LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042
Legal Counsel
Troutman Pepper Hamilton Sanders LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
POL-1023

Polen Growth & Income Fund
of
FundVantage Trust
Institutional Class
SEMI-ANNUAL REPORT
October 31, 2023
(Unaudited)
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

POLEN GROWTH & INCOME FUND
Fund Expense Disclosure
October 31, 2023
(Unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
This example is based on an investment of $1,000 invested on October 2, 2023, commencement of operations, through October 31, 2023 and held for the entire period.
Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Examples for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any) or redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value October 2, 2023	Ending Account Value October 31, 2023	Annualized Expense Ratio	Expenses Paid During Period*
Polen Growth & Income Fund
Institutional Class
Actual	$1,000.00	$ 982.00	0.75%	$0.61
Hypothetical (5% return before expenses)	1,000.00	1,021.37	0.75%	3.81

*	Expenses are equal to an annualized expense ratio for the period beginning October 2, 2023, commencement of operations, to October 31, 2023 of 0.75% for Institutional Class shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (30), then divided by 366 to reflect the period. The Fund's ending account value on the first line of the table is based on the actual six-month total return for the Fund of (1.80)% for Institutional Class shares. For comparative purposes, the Hypothetical expenses are as if the Institutional Class shares had been in existence from May 1, 2023, and are equal to the Institutional Class shares annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by 366 to reflect the period.
1

Polen Growth & Income Fund
Portfolio Holdings Summary Table
October 31, 2023
(Unaudited)
The following table presents a summary by industry of the portfolio holdings of the Fund:
	% of Net Assets	Value
COMMON STOCKS:
Software Application	8.6%	$ 424,057
Software Infrastructure	7.9	386,152
Credit Services	5.3	261,497
Internet Retail	5.0	246,216
Medical Devices	4.9	239,078
Internet Content & Information	4.3	213,010
Diagnostics & Research	4.3	211,009
Insurance Brokers	2.7	133,042
Information Technology Services	2.6	128,257
Household & Personal Products	2.2	108,750
Biotechnology	2.0	99,000
Packaged Foods	2.0	97,055
Staffing & Employment Services	1.9	96,017
Luxury Goods	1.7	82,332
Financial Data & Stock Exchanges	1.2	58,001
CORPORATE BONDS:
Materials	4.7	230,976
Health Care	3.7	179,243
Industrial Products	3.5	171,788
Insurance	2.9	143,488
Consumer Discretionary Products	2.6	128,644
Software & Technology Services	1.3	63,911
Financial Services	1.1	54,652
Retail & Wholesale - Discretionary	1.0	47,065
Retail & Wholesale - Staples	0.9	45,385
Oil & Gas	0.8	40,190
Consumer Discretionary Services	0.7	35,949
Consumer Staple Products	0.7	35,795
Media	0.6	28,780
SENIOR LOANS:
Health Care	3.2	158,715
Media	3.0	146,100
Materials	2.2	109,576
Software & Technology Services	2.2	108,462
Industrial Services	1.9	92,626
Consumer Staple Products	0.8	39,280
Industrial Products	0.6	29,600
Telecommunications	0.5	24,505
Retail & Wholesale - Discretionary	0.5	24,306
Consumer Discretionary Products	0.4	19,500
Financial Services	0.2	6,720
Other Assets in Excess of Liabilities	3.4	167,889
NET ASSETS	100.0%	$4,916,618

Portfolio holdings are subject to change at any time.
See Note 1. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System (“BICS”).
The accompanying notes are an integral part of the financial statements.
2

POLEN GROWTH & INCOME FUND
Portfolio of Investments
October 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 56.6%
Biotechnology — 2.0%
CSL Ltd.	350	$ 51,727
Novo Nordisk AS, Class B	490	47,273
		99,000
Credit Services — 5.3%
Mastercard, Inc., Class A	345	129,841
Visa, Inc., Class A	560	131,656
		261,497
Diagnostics & Research — 4.3%
ICON PLC*	555	135,398
Thermo Fisher Scientific, Inc.	170	75,611
		211,009
Financial Data & Stock Exchanges — 1.2%
MSCI, Inc.	123	58,001
Household & Personal Products — 2.2%
Estee Lauder Cos., Inc. (The), Class A	110	14,176
L'Oreal SA	225	94,574
		108,750
Information Technology Services — 2.6%
Accenture PLC, Class A	340	101,011
Globant SA*	160	27,246
		128,257
Insurance Brokers — 2.7%
Aon PLC, Class A	430	133,042
Internet Content & Information — 4.3%
Alphabet, Inc., Class C*	1,700	213,010
Internet Retail — 5.0%
Amazon.com, Inc.*	1,850	246,216
Luxury Goods — 1.7%
LVMH Moet Hennessy Louis Vuitton SE	115	82,332
Medical Devices — 4.9%
Abbott Laboratories	955	90,295
Align Technology, Inc.*	233	43,010
Siemens Healthineers AG(a)	2,150	105,773
		239,078
Packaged Foods — 2.0%
Nestle SA, Registered Shares	900	97,055
Software Application — 8.6%
Autodesk, Inc.*	290	57,312
SAP SE	1,170	156,935
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software Application — (Continued)
ServiceNow, Inc.*	135	$ 78,550
Workday, Inc., Class A*	620	131,260
		424,057
Software Infrastructure — 7.9%
Adobe, Inc.*	300	159,618
Microsoft Corp.	670	226,534
		386,152
Staffing & Employment Services — 1.9%
Automatic Data Processing, Inc.	440	96,017
TOTAL COMMON STOCKS (Cost $2,853,572)		2,783,473
	Par Value
CORPORATE BONDS† — 24.5%
Consumer Discretionary Products — 2.6%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(a)	$ 12,000	11,480
Clarios Global LP, 8.50%, 5/15/27(a)	4,000	3,948
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(a)	42,000	33,087
Ford Motor Co., 7.45%, 7/16/31	54,000	54,642
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(a)	32,000	25,487
		128,644
Consumer Discretionary Services — 0.7%
Boyd Gaming Corp., 4.75%, 6/15/31(a)	36,000	29,923
Scientific Games Holdings LP, 6.625%, 3/1/30(a)	7,000	6,026
		35,949
Consumer Staple Products — 0.7%
Simmons Foods Inc, 4.625%, 3/1/29(a)	44,000	35,795
Financial Services — 1.1%
NFP Corp., 6.875%, 8/15/28(a)	64,000	54,652
Health Care — 3.7%
Option Care Health, Inc., 4.375%, 10/31/29(a)	46,000	38,777
Surgery Center Holdings, Inc., 6.75%, 7/1/25(a)	40,000	39,141
Surgery Center Holdings, Inc., 10.00%, 4/15/27(a)	30,000	29,954

The accompanying notes are an integral part of the financial statements.
3

POLEN GROWTH & INCOME FUND
Portfolio of Investments (Continued)
October 31, 2023
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Health Care — (Continued)
Tenet Healthcare Corp., 5.125%, 11/1/27	$ 13,000	$ 12,014
Tenet Healthcare Corp., 6.125%, 10/1/28	64,000	59,357
		179,243
Industrial Products — 3.5%
Chart Industries, Inc., 7.50%, 1/1/30(a)	35,000	34,411
Chart Industries, Inc., 9.50%, 1/1/31(a)	19,000	19,592
Madison IAQ, LLC, 5.875%, 6/30/29(a)	43,000	33,362
SPX Flow, Inc., 8.75%, 4/1/30(a)	27,000	24,783
TransDigm, Inc., 6.25%, 3/15/26(a)	61,000	59,640
		171,788
Insurance — 2.9%
AssuredPartners, Inc., 7.00%, 8/15/25(a)	30,000	29,460
GTCR AP Finance, Inc., 8.00%, 5/15/27(a)	30,000	29,261
HUB International Ltd., 7.00%, 5/1/26(a)	87,000	84,767
		143,488
Materials — 4.7%
ATI, Inc., 5.875%, 12/1/27	32,000	29,713
Baffinland Iron Mines Corp., 8.75%, 7/15/26(a)	75,000	72,287
Big River Steel, LLC, 6.625%, 1/31/29(a)	30,000	29,667
Century Aluminum Co., 7.50%, 4/1/28(a)	10,000	9,458
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(a)	20,000	19,908
Intelligent Packaging Ltd. Finco, Inc., 6.00%, 9/15/28(a)	16,000	13,153
LABL, Inc., 6.75%, 7/15/26(a)	31,000	28,527
Oscar AcquisitionCo., LLC, 9.50%, 4/15/30(a)	32,000	28,263
		230,976
Media — 0.6%
Arches Buyer, Inc., 4.25%, 6/1/28(a)	23,000	19,075
Arches Buyer, Inc., 6.125%, 12/1/28(a)	12,000	9,705
		28,780
	Par Value	Value
CORPORATE BONDS — (Continued)
Oil & Gas — 0.8%
Harvest Midstream I LP, 7.50%, 9/1/28(a)	$ 21,000	$ 19,959
Teine Energy Ltd., 6.875%, 4/15/29(a)	22,000	20,231
		40,190
Retail & Wholesale - Discretionary — 1.0%
Specialty Building Products Holdings, LLC, 6.375%, 9/30/26(a)	21,000	19,557
SRS Distribution, Inc., 6.00%, 12/1/29(a)	33,000	27,508
		47,065
Retail & Wholesale - Staples — 0.9%
US Foods, Inc., 4.625%, 6/1/30(a)	53,000	45,385
Software & Technology Services — 1.3%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29(a)	29,000	24,980
Presidio Holdings, Inc., 8.25%, 2/1/28(a)	20,000	18,946
Twilio, Inc., 3.875%, 3/15/31	25,000	19,985
		63,911
TOTAL CORPORATE BONDS (Cost $1,219,249)		1,205,866
SENIOR LOANS†(b) — 15.5%
Consumer Discretionary Products — 0.4%
RealTruck Group, Inc., Second Amendment Incremental Term Loan, 10.463% (SOFR +511 bps), 1/31/28	20,000	19,500
Consumer Staple Products — 0.8%
Kronos Acquisition Holdings, Inc., Tranche B-1 Term Loan, 12/22/26(c)	40,000	39,280
Financial Services — 0.2%
Nexus Buyer, LLC, Second Lien Term Loan, 11/5/29(c)	7,000	6,720
Health Care — 3.2%
Aveanna Healthcare, LLC, First Lien 2021 Extended Term Loan, 7/17/28(c)	22,000	19,865
CVET Midco 2 LP, Initial Term Loan, 10/13/29(c)	25,000	24,518
Packaging Coordinators Midco, Inc., First Lien Term B Loan, 11/30/27(c)	45,000	44,506

The accompanying notes are an integral part of the financial statements.
4

POLEN GROWTH & INCOME FUND
Portfolio of Investments (Continued)
October 31, 2023
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Health Care — (Continued)
Sharp Midco, LLC, First Lien Initial Term Loan, 12/29/28(c)	$ 20,000	$ 19,900
SM Wellness Holdings, Inc., First Lien Initial Term Loan, 4/17/28(c)	32,000	29,920
Surgery Center Holdings, Inc., 2021 New Term Loan, 9.203% (SOFR +386 bps), 8/31/26	20,000	20,006
		158,715
Industrial Products — 0.6%
Titan Acquisition Ltd., Initial Term Loan, 3/28/25(c)	30,000	29,600
Industrial Services — 1.9%
Ankura Consulting Group, LLC, First Lien Closing Date Term Loan, 3/17/28(c)	10,000	9,921
CHG Healthcare Services, Inc., 2023 Incremental Term Loans, 9/29/28(c)	10,000	9,926
Infinite Bidco, LLC, First Lien Term Loan, 9.28% (SOFR +390 bps), 3/2/28	20,000	19,400
KKR Apple Bidco, LLC, First Lien Amendment No. 1 Term Loan, 9/22/28(c)	30,000	29,979
LaserShip, Inc., First Lien Initial Term Loan, 10.396% (SOFR +493 bps), 5/7/28	26,000	23,400
		92,626
Materials — 2.2%
Aruba Investments Holdings, LLC, First Lien Initial Dollar Term Loan, 11/24/27(c)	12,000	11,845
CP Iris Holdco I, Inc., First Lien Initial Term Loan, 9.174% (SOFR +385 bps), 10/2/28	21,000	20,428
Oscar AcquisitionCo., LLC, Term B Loan, 9.99% (SOFR +460 bps), 4/29/29	13,000	12,685
SCIH Salt Holdings, Inc., First Lien Incremental Term B-1 Loan, 3/16/27(c)	25,000	24,703
Trident TPI Holdings, Inc., Tranche B-5 Initial Term Loan, 9/15/28(c)	40,000	39,915
		109,576
	Par Value	Value
SENIOR LOANS — (Continued)
Media — 3.0%
Auction.com, LLC, Term Loan, 5/26/28(c)	$ 41,000	$ 39,193
Clear Channel Outdoor Holdings, Inc., Term B Loan, 8/21/26(c)	61,000	58,738
MH Sub I, LLC, 2023 May New Term Loans, 5/3/28(c)	10,000	9,573
MH Sub I, LLC, Second Lien Term Loan, 11.574% (SOFR +625 bps), 2/23/29	44,000	38,596
		146,100
Retail & Wholesale - Discretionary — 0.5%
Medical Solutions Holdings, Inc., Initial Term Loan, 11/1/28(c)	26,000	24,306
Software & Technology Services — 2.2%
AthenaHealth Group, Inc., Initial Term Loan, 2/15/29(c)	36,000	34,971
Cloudera, Inc., Term Loan, 10/8/28(c)	19,949	19,230
Skopima Consilio, First Lien Initial Term Loan, 9.439% (SOFR +411 bps), 5/12/28	20,000	19,400
UKG, Inc., First Lien 2021-2 Incremental Term Loan, 5/4/26(c)	35,000	34,861
		108,462
Telecommunications — 0.5%
CCI Buyer, Inc., First Lien Initial Term Loan, 12/17/27(c)	25,000	24,505
TOTAL SENIOR LOANS (Cost $765,483)		759,390

TOTAL INVESTMENTS - 96.6% (Cost $4,838,304)		4,748,729
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.4%		167,889
NET ASSETS - 100.0%		$ 4,916,618

The accompanying notes are an integral part of the financial statements.
5

POLEN GROWTH & INCOME FUND
Portfolio of Investments (Concluded)
October 31, 2023
(Unaudited)
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2023, these securities amounted to $1,135,928 or 23.10% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b)	Floating rate note. Coupon rate, reference index and spread shown at October 31, 2023.
(c)	This term loan will settle after October 31, 2023, at which time the interest rate will be determined.
†	See Note 1. The industry designations set forth in the schedule above are those of BICS.
*	Non-income producing.
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Funding Rate

The accompanying notes are an integral part of the financial statements.
6

POLEN GROWTH & INCOME FUND
Statement of Assets and Liabilities
October 31, 2023
(Unaudited)
Assets
Investments, at value (Cost $4,838,304)	$4,748,729
Cash and cash equivalents	741,959
Receivables:
Dividends and interest	23,268
Investment adviser	14,058
Deferred offering costs	32,227
Total Assets	5,560,241
Liabilities
Payables:
Investments purchased	594,494
Offering costs	35,000
Administration and accounting fees	3,608
Accrued expenses	10,521
Total Liabilities	643,623
Contingencies and Commitments (Note 2)	—
Net Assets	$4,916,618
Net Assets Consisted of:
Capital stock, $0.01 par value	$ 5,005
Paid-in capital	4,994,995
Total distributable loss	(83,382)
Net Assets	$4,916,618
Institutional Class Shares:
Net assets	$4,916,618
Shares outstanding	500,452
Net asset value, offering and redemption price per share	$ 9.82
The accompanying notes are an integral part of the financial statements.
7

POLEN GROWTH & INCOME FUND
Statement of Operations
For the Period Ended October 31, 2023*
(Unaudited)
Investment income
Dividends	$ 1,381
Interest	7,656
Total investment income	9,037
Expenses
Administration and accounting fees(Note 2)	3,609
Transfer agent fees(Note 2)	3,467
Audit fees	2,830
Offering costs	2,773
Advisory fees(Note 2)	2,341
Custodian fees(Note 2)	1,981
Shareholder reporting fees	708
Trustees’ and officers’ fees(Note 2)	43
Legal fees	28
Registration and filing fees	14
Other expenses	1,450
Total expenses before waivers and reimbursements	19,244
Less: waivers and reimbursements(Note 2)	(16,400)
Net expenses after waivers and reimbursements	2,844
Net investment income	6,193
Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	—
Net change in unrealized depreciation on investments	(89,575)
Net realized and unrealized loss on investments	(89,575)
Net decrease in net assets resulting from operations	$(83,382)

*	The Polen Growth & Income Fund commenced operations on October 2, 2023.
The accompanying notes are an integral part of the financial statements.
8

POLEN GROWTH & INCOME FUND
Statement of Changes in Net Assets
For the Period from October 2, 2023* to October 31, 2023 (Unaudited)
Net increase/(decrease) in net assets from operations:
Net investment income	$ 6,193
Net realized gain/(loss) from investments	—
Net change in unrealized depreciation on investments	(89,575)
Net decrease in net assets resulting from operations	(83,382)
Increase in net assets derived from capital share transactions (Note 4)	5,000,000
Total increase in net assets	4,916,618
Net assets
Beginning of period	—
End of period	$4,916,618

*	The Polen Growth & Income Fund commenced operations on October 2, 2023.
The accompanying notes are an integral part of the financial statements.
9

POLEN GROWTH & INCOME FUND
Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

Institutional Class
For the Period from October 2, 2023* to October 31, 2023 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$10.00
Net investment income(1)	0.01
Net realized and unrealized loss on investments	(0.19)
Total from investment operations	(0.18)
Net asset value, end of period	$ 9.82
Total investment return(2)	(1.80)%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$4,917
Ratio of expenses to average net assets	0.75% (3)
Ratio of expenses to average net assets without waivers and/or reimbursements(4)	5.07% (3)
Ratio of net investment income to average net assets	1.63% (3)
Portfolio turnover rate	0% (5)

*	The Polen Growth & Income Fund commenced operations on October 2, 2023.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
The accompanying notes are an integral part of the financial statements.
10

POLEN GROWTH & INCOME FUND
Notes to Financial Statements
October 31, 2023
(Unaudited)
1. Organization and Significant Accounting Policies
The Polen Growth & Income Fund (the "Fund") is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on October 2, 2023. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. However, beneficial interests of the Fund are not registered under the Securities Act of 1933, as amended (the “1933 Act”) because such interests will be issued solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers Institutional Class shares. Polen Capital Management, LLC ("Polen Capital" or the "Adviser") serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. Polen Capital Credit, LLC ("Polen Credit" or the "Sub-Adviser") serves as the investment sub-adviser to the Fund.
The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Portfolio Valuation – The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Fixed income securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by the Adviser as "valuation designee" under the oversight of the Trust’s Board of Trustees ("Board of Trustees"). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees.
The Fund has a fundamental policy with respect to industry concentration that it will not invest 25% or more of the value of the Fund’s assets in securities of issuers in any one industry. Since inception the Fund has utilized the Bloomberg Industry Classification System ("BICS") at the sub-industry level for defining industries for purposes of monitoring compliance with its industry concentration policy. However, at times, the Fund may utilize other industry classification systems such as Morningstar Global Equity Classification System ("MGECS") or Global Industry Classification Standard (“GICS”), as applicable, for purposes other than compliance monitoring.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
11

POLEN GROWTH & INCOME FUND
Notes to Financial Statements (Continued)
October 31, 2023
(Unaudited)
•  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, the Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.
The valuations for fixed income securities, including corporate bonds and floating rate senior loans ("Senior Loans"), are typically the prices supplied by independent third-party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third-party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. To the extent that these inputs are observable, the fair value of fixed income securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Senior Loans are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
The following is a summary of the inputs used, as of October 31, 2023, in valuing the Fund's investments carried at fair value:
	Total Value at 10/31/23	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Common Stocks
Biotechnology	$ 99,000	$ 51,727	$ 47,273	$ —
Credit Services	261,497	261,497	—	—
Diagnostics & Research	211,009	211,009	—	—
Financial Data & Stock Exchanges	58,001	58,001	—	—
Household & Personal Products	108,750	14,176	94,574	—
Information Technology Services	128,257	128,257	—	—
Insurance Brokers	133,042	133,042	—	—
Internet Content & Information	213,010	213,010	—	—
Internet Retail	246,216	246,216	—	—
Luxury Goods	82,332	—	82,332	—
12

POLEN GROWTH & INCOME FUND
Notes to Financial Statements (Continued)
October 31, 2023
(Unaudited)
	Total Value at 10/31/23	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Medical Devices	$ 239,078	$ 239,078	$ —	$ —
Packaged Foods	97,055	—	97,055	—
Software Application	424,057	424,057	—	—
Software Infrastructure	386,152	386,152	—	—
Staffing & Employment Services	96,017	96,017	—	—
Corporate Bonds*	1,205,866	—	1,205,866	—
Senior Loans*	759,390	—	759,390	—
Total Assets	$ 4,748,729	$ 2,462,239	$ 2,286,490	$ —

*	Please refer to Portfolio of Investments for further details on portfolio holdings.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund has an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to net assets as of the end of the reporting period.
From October 2, 2023, commencement of operations, to October 31, 2023, there were no transfers in or out of Level 3.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is recorded on the accrual basis, using the effective yield method. Dividends are recorded on the ex-dividend date. The Fund may be subject to foreign taxes on income, a portion of which may be recoverable. The Fund applies for refunds where available. The Fund may be subject to foreign taxes on unrealized and realized gains on certain foreign investments. The Fund may also be subject to foreign taxes on income, a portion of which may be recoverable. The Fund applies for refunds where available. The Fund will accrue such taxes and reclaims, as applicable, based upon the current interpretation of tax rules and regulations that exist in the market in which the Fund invests. The Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan
13

POLEN GROWTH & INCOME FUND
Notes to Financial Statements (Continued)
October 31, 2023
(Unaudited)
commitments represent a future obligation in full. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, the Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statement of Operations. General expenses of the Trust are generally allocated to each fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.
Deferred Offering Costs — Offering costs, including costs of printing initial prospectus and legal fees, are amortized over twelve-months from inception of the Fund. As of October 31, 2023, the remaining amount still to be amortized for the Fund was $32,227.
Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.
U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
Credit Risk — Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of a Fund's debt investments may not be able to meet its financial obligations (e. g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or seek bankruptcy protection. Securities such as high-yield bonds, e.g., bonds with low credit ratings by Moody's (Ba or lower) or Standard & Poor's (BB and lower) or if unrated are of comparable quality as determined by the Adviser, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.
Senior Loans — The Fund invests in senior loans and other floating rate investments. Senior loans typically are rated below investment grade. Below investment grade securities, including senior loans, involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices. These securities once sold, may not settle for an extended period (for example, several weeks or even longer). The Fund will not receive its sale proceeds until that time, which may constrain the Fund’s ability to meet its obligations. The Fund may invest in securities of issuers that are in default or that are in bankruptcy. The value of collateral, if any, securing a senior loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many senior loans, and many loans are subject to restrictions on resale. Any secondary market may be subject to irregular trading activity and extended settlement periods. There is less readily available, reliable information about most senior loans than is the case for many other types of securities. Loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections afforded by federal securities laws.
Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition, historical and prospective earnings of the company, interest rates, investor perceptions and overall market and economic conditions. The prices of securities change in response to many factors including the value of its assets.
14

POLEN GROWTH & INCOME FUND
Notes to Financial Statements (Continued)
October 31, 2023
(Unaudited)
2. Transactions with Related Parties and Other Service Providers
Polen Capital Management, LLC ("Polen Capital" or the "Adviser") serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). For its services, the Adviser is paid a monthly fee at the annual rate of 0.60% of the Fund's average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total annual fund operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.75% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2025, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.
As of October 31, 2023, the amount of potential recovery was as follows:
Expiration
10/31/2026	Total
$16,400	$16,400
For the period ended to October 31, 2023, the Adviser earned advisory fees of $2,341 and waived and reimbursed fees of $16,400.
The Fund has not recorded a commitment or contingent liability at October 31, 2023.
Other Service Providers
The Bank of New York Mellon ("BNY Mellon") serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Fund. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
The Trust, on behalf of the Fund, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Fund and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Fund for these services are included in Transfer agent fees in the Statement of Operations.
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.
JW Fund Management LLC ("JWFM") provides a Principal Executive Officer and Principal Financial Officer to the Trust. Chenery Compliance Group, LLC ("Chenery") provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Chenery are compensated for their services provided to the Trust.
15

POLEN GROWTH & INCOME FUND
Notes to Financial Statements (Continued)
October 31, 2023
(Unaudited)
3. Investment in Securities
From October 2, 2023, commencement of operations, to October 31, 2023, aggregated purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:
	Purchases	Sales
Investment Securities	$4,837,187	$—
4. Capital Share Transactions
From October 2, 2023, commencement of operations, to October 31, 2023, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Period Ended October 31, 2023 (Unaudited)
	Shares	Amount
Institutional Class
Sales	500,452	$5,000,000
Reinvestments	—	—
Redemptions	—	—
Net increase	500,452	$5,000,000

Significant Shareholders
As of October 31, 2023, the Fund had shareholders that held 10% or more of the total outstanding shares of the Fund. Transactions by these shareholders may have a material impact on the Fund.

Affiliated Shareholders	98%
5. Federal Tax Information
The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
16

POLEN GROWTH & INCOME FUND
Notes to Financial Statements (Concluded)
October 31, 2023
(Unaudited)
As of October 31, 2023, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund was as follows:
Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
$4,838,304	$39,876	$(129,451)	$(89,575)

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.
6. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
17

POLEN GROWTH & INCOME FUND
Other Information
(Unaudited)
Proxy Voting
Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 678-6024 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.
Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) as an exhibit to its reports on Form N-PORT. The Fund's portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.
Board Considerations with Respect to New Investment Advisory Agreement with Polen Capital Management, LLC and Sub-Advisory Agreement Between Polen and Polen Capital Credit, LLC for the Polen Growth & Income Fund
At an in-person meeting held on June 20-21, 2023 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved a new (i) Investment Advisory Agreement between Polen Capital Management, LLC (“Polen” or the “Adviser”) and the Trust (the “Polen Agreement”) and (ii) Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Polen Agreement, the “Polen Agreements”) between Polen and Polen Capital Credit (“Polen Credit” or the Sub-Adviser”) on behalf of the Polen Growth & Income Fund (the “Polen Fund”) for an initial two year period.
In determining whether to approve the Polen Agreements, the Trustees, including the Independent Trustees, considered information provided jointly by Polen and Polen Credit in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “Joint Polen 15(c) Response”) regarding (i) the services to be performed by Polen and Polen Credit for the Polen Fund, (ii) the composition and qualifications of Polen and Polen Credit’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the management of the Polen Fund, (iv) investment performance of the Polen Fund’s respective strategies, as applicable, (v) the financial condition of Polen (which is inclusive of Polen Credit, which is a wholly-owned subsidiary of Polen), (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Polen Fund and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, and (ix) any litigation, investigation or administrative proceeding which may have a material impact on Polen or Polen Credit’s ability to service the Polen Fund.
The Board considered additional information provided by representatives from Polen and Polen Credit invited to participate in the Meeting regarding Polen and Polen Credit’s history, performance, investment strategy, and compliance program. Representatives of Polen and Polen Credit responded to questions from the Board. In addition to the foregoing information, the Trustees also considered other factors they believed to be relevant to considering the approval of the Polen Agreements, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the Polen Fund and Polen, as provided by the terms of the Polen Agreement, including the advisory fees under the Polen Agreement, and the advisory fees payable by Polen to Polen Credit under the Sub-Advisory Agreement, were fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.
Based on the Joint Polen 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided (or to be provided) by Polen and Polen Credit are appropriate and consistent with the terms of the Polen Agreements, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the Polen Fund is likely to benefit from the provision of those services, (iv) Polen and Polen Credit have sufficient personnel, with the appropriate skills and experience, to serve the Polen Fund effectively and each has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the
18

POLEN GROWTH & INCOME FUND
Other Information (Concluded)
(Unaudited)
satisfactory nature, extent, and quality of services currently provided to the other series of the Trust currently advised by Polen and Polen Credit and expected to be provided to the Polen Fund is likely to continue under the Polen Agreements.
With respect to the Polen Fund, the Trustees considered that the proposed strategy for the Polen Fund was new, and therefore did not have historical performance. The Trustees noted that they received performance information regarding other series of the Trust advised by Polen and Polen Credit, which the Trustees indicated they believed to be representative of the Adviser and Sub-Adviser’s performance in implementing the strategy to be employed for the Polen Fund. The Trustees concluded that the performance information relating to other series of the Trust advised by Polen and Polen Credit was acceptable for purposes of its consideration of the Polen Agreements.
The Trustees also considered information regarding Polen’s proposed advisory fees and an analysis of the fees in relation to the delivery of services to the Polen Fund and any other ancillary benefit resulting from Polen’s relationship with the Polen Fund. The Trustees considered the fees that Polen charges to its separately managed accounts, as applicable, and evaluated the explanations provided by Polen as to differences in fees charged to the Polen Fund and separately managed accounts. The Trustees considered the fees that Polen charges to the other series of the Trust advised by Polen, and evaluated the explanations provided by Polen as to differences in the fees charged to the Polen Fund and the other series of the Trust advised by Polen. The Trustees evaluated information provided by Polen indicating the proposed advisory fee for the Polen Fund is within the normal range of fees and expenses for a fund of similar size, composition and type of investment product. The Trustees concluded that the advisory fee and services to be provided by Polen are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Polen Fund based on the information provided at the Meeting. The Trustees noted that the compensation paid to Polen Credit, as Sub-Adviser, does not increase the fees or expenses otherwise incurred by the Polen Fund.
The Trustees considered the costs of the services provided by Polen and Polen Credit, the compensation and benefits to be received by Polen and Polen Credit in providing services to the Polen Fund, Polen’s projected profitability in the first year of operation of the Polen Fund and certain additional information related to the financial condition of Polen. In addition, the Trustees considered any direct or indirect revenues anticipated to be received by affiliates of Polen, including Polen Credit.
The Trustees considered the extent to which economies of scale would be realized relative to the fee level as the Polen Fund is expected to grow, and whether the advisory fee level reflects those economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of shareholders should be achieved if assets of the Polen Fund increase because fixed expenses will be spread across a larger asset base. Because the Polen Fund had not yet commenced operations, and the Polen Fund had a fee cap in place, the Board concluded that economies of scale were not a necessary consideration at the present time.
At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the Polen Agreements for an initial two-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.
19

POLEN GROWTH & INCOME FUND
Privacy Notice
(Unaudited)
The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.
We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.
To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.
If you have questions or comments about our privacy practices, please call us at (888) 678-6024.
20

Investment Advisers
Polen Capital Management, LLC
1825 NW Corporate Blvd.
Suite 300
Boca Raton, FL 33431
Polen Capital Credit, LLC
1075 Main Street
Suite 320
Waltham, MA 02451
Administrator
The Bank of New York Mellon
301 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042
Legal Counsel
Troutman Pepper Hamilton Sanders LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
PGI-1023

Private Capital Management Value Fund
of
FundVantage Trust
Class I
SEMI-ANNUAL REPORT
October 31, 2023
(Unaudited)
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

PRIVATE CAPITAL MANAGEMENT VALUE FUND
Semi-Annual Investment Adviser's Report
October 31, 2023
(Unaudited)
Dear Fellow Shareholder:
Performance of the Private Capital Management Value Fund’s Class I shares (“PCM Value Fund”) trailed the market over the six months ending October 31, 2023. As long-term investors in the PCM Value Fund are aware, our investment style is driven by in-depth due diligence and high-conviction stock selection. The result is a concentrated portfolio that focuses on long-term outcomes and is necessarily uncorrelated with the broader market. While our approach inevitably leads to periods like the one we have just experienced – where the Fund lagged the Russell 2000’s return by 4.1% – our fundamental valuation discipline is also the source of the Fund’s compelling multi-year return profile. The PCM Value Fund's return eclipses the Russell 2000 by 14.5% per year over the trailing three years ending October 31, 2023 and 4.9% per year over the trailing five years.
2023 has been a challenging year. Market participants have been confronted with a confused environment marked by spontaneous bank failures, stubbornly high inflation, rising interest rates, continued war between Russia and Ukraine, rising tensions with China, and most recently the horrific attack on Israel and subsequent conflict in Gaza. All of this has contributed to a risk-on, risk-off battle between bulls and bears with neither side evidencing sustained conviction. The U.S. economy has continued to persevere through the stress and turmoil. Up to this point, in fact, this economic resilience has confounded and confused economists and forecasters alike. Respected commentators have gone so far as to opine that it might be necessary for the Federal Reserve to tighten monetary policy substantially further – pushing short-term interest rates to 7% or more – in order to tamp down inflationary pressures. On the other hand, October U.S. inflation data showed a pronounced deceleration in inflation. The point we take from these discordant data points is that at this juncture, attempting to accurately forecast near-term dynamics for something as multivariate and complex as the U.S. economy is likely to prove a fool’s errand. And as one might expect, of course, the release of softer economic data served to reignite concerns about the possibility of a recession in 2024 along with a return of speculation as to when the Fed might begin cutting rates.
So, how do we process this conflicting information and – more importantly – how do we make good investment decisions amidst the prevailing uncertainty? First and foremost, we assiduously avoid poring over economic statistics to “read tea leaves” for the immediate future. Instead, we work to get the “big picture” right and then focus our time and attention where it matters most – the specific fundamentals of the investments we have made for the PCM Value Fund and the ones that we are considering. Rather than chasing our tail over short-term factors, we feel it is far more valuable to capitalize on the long-term opportunities created by the uncertainty.
Being something of a contrarian is elemental to successful value investing because it is typically necessary to see the world, or a specific business, through a prism that differs from prevailing views. Before the ascent of passive index funds, the market’s “prevailing view” was generally informed by an absence of research coverage, shorter investment timelines than we routinely adopt, or an underwriting conclusion substantially different from ours. Today, in some respects, finding overlooked value has become easier since the competing view is often set by passive index fund selling driven by fund flows rather than company-specific analysis.
Despite the decline in the PCM Value Fund’s portfolio over the last six months, we see our capital deployment process as being advantaged when fundamentals seem to matter less and our close understanding of company-specific business factors affords us great conviction. Amidst the noise of daily price moves and near-term economic data, we look to maintain our focus on the long-term topics and trends pertaining to the Fund’s portfolio companies that we view as most critical to value creation. In this respect, our fundamentals-based perspective and constructive time horizon stands in clear contrast to strategies geared toward near-term results and macro-driven price moves.
When viewed at a high level, the management teams of the companies in which the Fund is invested do not seem particularly concerned about the health of the U.S. economy as it relates to the prospects for their specific businesses. We view this data point as important since, over time, our experience is that company-specific factors are the predominant driver of the PCM Value Fund’s results. As a practical matter, most of these management teams seem to view the Fed’s tightening cycle as largely complete – with interest rates being near their cyclical peak – and anticipate that with 2024 being an election year, the Fed will act quickly to cut interest rates should the economy stumble meaningfully. Perhaps the more subtle and interesting question with respect to the upcoming election year is why with an unemployment rate below 4%, so many people seem to feel that the economy is doing poorly.
Simply put, inflation is an extremely regressive tax that disproportionately impacts the economic bottom third of the population. Housing, food and fuel have all been subject to substantial price pressures – so while wage growth for people at the bottom of the
1

PRIVATE CAPITAL MANAGEMENT VALUE FUND
Semi-Annual Investment Adviser’s Report (Concluded)
October 31, 2023
(Unaudited)
pyramid may seem to have been strong, it is highly unlikely that this cohort feels economically better off for it. In addition, the bottom third of households largely lack savings and are heavily dependent on credit cards and other forms of consumer finance, all of which have become dramatically more expensive over the last two years. In contrast, for America’s middle and upper economic cohorts the situation is quite different. Yields on savings are up dramatically, home values have appreciated materially, and financial markets have stabilized, albeit after a brutal 2022. All of this gives rise to divergent economic realities where many individuals and families are doing quite well while others are struggling.
Suffice it to say that we agree with the broad view that the Fed ultimately must do whatever is necessary to tame inflation because the failure to do so would result in permanently elevated long-term rates and, ultimately, a catastrophic fiscal situation for the U.S. government. Looking forward, we would observe that decelerating inflationary pressures are frequently a clear positive for equities since stock prices typically suffer more from the fear of recession than the reality of a typical downturn. For the last two years markets have struggled as inflation persisted, interest rates moved steadily higher and fears intensified that the Fed could overshoot. In our view this elongated cycle has resulted in extremely compressed valuations for small-cap U.S. equities – akin to stock market Purgatory – as investors seem to have been unwilling to “pay” for good current results out of fear that next year might be worse. Nevertheless, we continue to expect high quality operational performance results from the businesses the Fund holds and hopefully more salutary market conditions to receive them.
We appreciate your continued support.
Private Capital Management Value Fund
Mutual Fund investing involves risk and it is possible to lose money by investing in a fund. The Fund is a diversified fund, but nevertheless has invested a significant portion of its assets in the securities of a relatively smaller number of issuers, which may cause the Fund’s value to fluctuate more widely than some other diversified funds. As a result of the Fund’s investment approach and the relative price movements of certain Fund holdings, as of October 31, 2023 the Fund’s holdings profile reflected a portfolio concentration level normally associated with a non-diversified fund. This may result in the Fund exhibiting greater volatility and less liquidity than other diversified funds. The above commentary is for informational purposes only and investors should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. This report is not authorized for distribution unless preceded or accompanied by a current prospectus for the Private Capital Management Value Fund. The prospectus contains this and other important information about the Fund. Read it carefully before investing.
Shares of the Private Capital Management Value Fund are distributed by Foreside Funds Distributors LLC, not an adviser affiliate.
This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2023 and reflects the views of the investment adviser at the time of this writing. Of course, these views may change and do not guarantee the future performance of the Fund or the markets.
Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risks.
2

PRIVATE CAPITAL MANAGEMENT VALUE FUND
Semi-Annual Report
Performance Data
October 31, 2023
(Unaudited)
Average Annual Total Returns for the Periods Ended October 31, 2023
	Six Months†	1 Year	3 Years	5 Years	10 Years
Class I	-9.34%	-5.08%	18.48%	8.18%	7.66%
Russell 2000® Index	-5.29%	-8.56%	3.95%	3.31%	5.63%

†	Not Annualized.
The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 568-1267. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Private Capital Management Value Fund (the "Fund") distributions or the redemption of Fund shares.
As stated in the current prospectus dated September 1, 2023, as supplemented, the Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” are 1.67% and 1.20%, respectively, of the Fund’s average daily net assets for Class I shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. Private Capital Management, LLC (the “Adviser”), has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), “Acquired Fund Fees and Expenses,” interest, extraordinary items and brokerage commissions do not exceed 1.20% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2024, unless the Board of Trustees ("Board of Trustees") of the Trust approves its early termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.
A 2.00% redemption fee applies to shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above.
The Fund evaluates performance as compared to that of the Russell 2000® Index. The Russell 2000® Index is an unmanaged index measuring the performance of the 2,000 smallest companies in the Russell 3000® Index, which is made up of 3,000 of the biggest U.S. stocks. It is impossible to invest directly in an index.
3

PRIVATE CAPITAL MANAGEMENT VALUE FUND
Fund Expense Disclosure
October 31, 2023
(Unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2023 through October 31, 2023 and held for the entire period.
Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Examples for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any) or redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Annualized Expense Ratio	Expenses Paid During Period*
Private Capital Management Value Fund
Class I
Actual	$1,000.00	$ 906.60	1.20%	$5.75
Hypothetical (5% return before expenses)	1,000.00	1,019.10	1.20%	6.09

*	Expenses are equal to an annualized expenses ratio for the six-month period ended October 31, 2023 of 1.20% for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 366 to reflect the period. The Fund’s ending account value on the first line in the table is based on the actual six-month total return for the Fund of (9.34)%.
4

Private Capital Management Value Fund
Portfolio Holdings Summary Table
October 31, 2023
(Unaudited)
The following table presents a summary by sector of the portfolio holdings of the Fund:
	% of Net Assets	Value
COMMON STOCKS:
Financials	28.2%	$15,148,336
Consumer Discretionary	18.5	9,936,588
Communication Services	16.0	8,585,873
Industrials	12.7	6,858,448
Information Technology	10.5	5,662,381
Health Care	8.2	4,432,676
Materials	1.8	975,783
Total Common Stocks	95.9	51,600,085
Short-Term Investment	2.6	1,389,926
Total Investments	98.5	52,990,011
Other Assets in Excess of Liabilities	1.5	819,089
NET ASSETS	100.0%	$53,809,100

Portfolio holdings are subject to change at any time.
The accompanying notes are an integral part of the financial statements.
5

PRIVATE CAPITAL MANAGEMENT VALUE FUND
Portfolio of Investments
October 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 95.9%
Communication Services — 16.0%
EverQuote, Inc., Class A*	156,967	$ 1,348,347
IMAX Corp. (Canada)*	80,030	1,457,346
Perion Network Ltd. (Israel)*	80,875	2,054,225
QuinStreet, Inc.*	329,439	3,725,955
		8,585,873
Consumer Discretionary — 18.5%
Everi Holdings, Inc.*	145,801	1,573,193
Lakeland Industries, Inc.	99,983	1,460,752
Motorcar Parts of America, Inc.*	152,660	1,102,205
Stoneridge, Inc.*	29,613	481,803
Target Hospitality Corp.*	313,415	4,303,188
Visteon Corp.*	8,820	1,015,447
		9,936,588
Financials — 28.2%
BGC Group, Inc., Class A	280,195	1,644,745
Capstar Financial Holdings, Inc.	48,124	730,522
ECN Capital Corp. (Canada)	1,434,005	1,978,927
First Busey Corp.	53,209	1,056,731
First Northwest Bancorp	60,798	789,766
Jefferies Financial Group, Inc.	60,725	1,954,130
KKR & Co., Inc.	43,730	2,422,642
Shore Bancshares, Inc.	56,090	575,483
SmartFinancial, Inc.	36,714	765,487
StoneX Group, Inc.*	23,127	2,204,466
Synovus Financial Corp.	39,334	1,025,437
		15,148,336
Health Care — 8.2%
Harrow, Inc.*	153,500	2,200,423
Lantheus Holdings, Inc.*	34,555	2,232,253
		4,432,676
Industrials — 12.7%
AerSale Corp.*	153,015	2,339,599
Air Transport Services Group, Inc.*	98,638	1,930,346
Barrett Business Services, Inc.	23,300	2,131,018
CRA International, Inc.	4,711	457,485
		6,858,448
Information Technology — 10.5%
Asure Software, Inc.*	271,577	2,297,541
	Number of Shares	Value
COMMON STOCKS — (Continued)
Information Technology — (Continued)
Information Services Group, Inc.	369,774	$ 1,501,283
Powerfleet, Inc.*	707,080	1,308,098
Verint Systems, Inc.*	29,530	555,459
		5,662,381
Materials — 1.8%
Tronox Holdings PLC (United Kingdom)	91,280	975,783
TOTAL COMMON STOCKS (Cost $41,862,511)		51,600,085
SHORT-TERM INVESTMENT — 2.6%
Money Market Fund — 2.6%
Dreyfus Treasury Securities Cash Management, Institutional Shares 5.27%(a)	1,389,926	1,389,926
TOTAL SHORT-TERM INVESTMENT (Cost $1,389,926)		1,389,926

TOTAL INVESTMENTS - 98.5% (Cost $43,252,437)		52,990,011
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%		819,089
NET ASSETS - 100.0%		$ 53,809,100

(a)	Rate periodically changes. Rate disclosed is the 7-day yield at October 31, 2023.
*	Non-income producing.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.
6

PRIVATE CAPITAL MANAGEMENT VALUE FUND
Statement of Assets and Liabilities
October 31, 2023
(Unaudited)
Assets
Investments, at value (Cost $43,252,437)	$52,990,011
Cash and cash equivalents	822,154
Receivables:
Capital shares sold	71,107
Dividends and interest	8,084
Prepaid expenses and other assets	5,862
Total Assets	53,897,218
Liabilities
Payables:
Investment adviser	24,880
Shareholder reporting fees	16,442
Audit fees	15,318
Capital shares redeemed	7,045
Transfer agent fees	6,785
Administration and accounting fees	5,632
Legal fees	4,818
Custodian fees	4,779
Accrued expenses	2,419
Total Liabilities	88,118
Contingencies and Commitments (Note 2)	—
Net Assets	$53,809,100
Net Assets Consisted of:
Capital stock, $0.01 par value	$ 39,057
Paid-in capital	44,056,327
Total distributable earnings	9,713,716
Net Assets	$53,809,100
Class I Shares:
Net assets	$53,809,100
Shares outstanding	3,905,721
Net asset value, offering and redemption price per share	$ 13.78
The accompanying notes are an integral part of the financial statements.
7

PRIVATE CAPITAL MANAGEMENT VALUE FUND
Statement of Operations
For the Six Months Ended October 31, 2023
(Unaudited)
Investment income
Dividends	$ 227,540
Interest	57,564
Less: foreign taxes withheld	(4,583)
Total investment income	280,521
Expenses
Advisory fees(Note 2)	256,120
Administration and accounting fees(Note 2)	26,240
Legal fees	23,105
Trustees’ and officers’ fees(Note 2)	22,057
Transfer agent fees(Note 2)	21,272
Shareholder reporting fees	16,264
Registration and filing fees	15,771
Audit fees	15,439
Custodian fees(Note 2)	9,529
Other expenses	5,806
Total expenses before waivers and reimbursements	411,603
Less: waivers and reimbursements(Note 2)	(70,110)
Net expenses after waivers and reimbursements	341,493
Net investment loss	(60,972)
Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	26,999
Net realized loss from foreign currency transactions	(23)
Net change in unrealized depreciation on investments	(5,735,202)
Net change in unrealized depreciation on foreign currency translations	(5)
Net realized and unrealized loss on investments	(5,708,231)
Net decrease in net assets resulting from operations	$(5,769,203)
The accompanying notes are an integral part of the financial statements.
8

PRIVATE CAPITAL MANAGEMENT VALUE FUND
Statements of Changes in Net Assets
	For the Six Months Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023
Net increase/(decrease) in net assets from operations:
Net investment loss	$ (60,972)	$ (182,334)
Net realized gains from investments and foreign currency transactions	26,976	410,833
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(5,735,207)	4,310,305
Net increase/(decrease) in net assets resulting from operations	(5,769,203)	4,538,804
Less dividends and distributions to shareholders from:
Total distributable earnings:
Class I	—	(1,364,831)
Net decrease in net assets from dividends and distributions to shareholders	—	(1,364,831)
Increase in net assets derived from capital share transactions (Note 4)	5,690,210	15,279,794
Total increase/(decrease) in net assets	(78,993)	18,453,767
Net assets
Beginning of period	53,888,093	35,434,326
End of period	$53,809,100	$53,888,093
The accompanying notes are an integral part of the financial statements.
9

PRIVATE CAPITAL MANAGEMENT VALUE FUND
Financial Highlights

Contained below is per share operating performance data for Class I shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the Six Months Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019
Per Share Operating Performance
Net asset value, beginning of period	$ 15.20	$ 13.79	$ 15.65	$ 8.80	$ 15.75	$ 17.37
Net investment income/(loss)(1)	(0.02)	(0.06)	0.79 (2)	(0.05)	(0.00) (3)	(0.03)
Net realized and unrealized gain/(loss) on investments	(1.40)	1.97	(0.61)	8.52	(4.30)	1.10
Total from investment operations	(1.42)	1.91	0.18	8.47	(4.30)	1.07
Net investment income	—	(0.17)	(0.72)	—	—	—
Net realized capital gains	—	(0.33)	(1.34)	(1.62)	(2.65)	(2.69)
Total dividends and distributions to shareholders	—	(0.50)	(2.06)	(1.62)	(2.65)	(2.69)
Redemption fees	0.00 (3)	0.00 (3)	0.02	0.00 (3)	—	0.00 (3)
Net asset value, end of period	$ 13.78	$ 15.20	$ 13.79	$ 15.65	$ 8.80	$ 15.75
Total investment return(4)	(9.34)%	13.96%	(0.16)%	101.74%	(32.15)%	8.33%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$53,809	$53,888	$35,434	$33,657	$20,565	$42,982
Ratio of expenses to average net assets	1.20% (5)	1.20%	1.20%	1.20%	1.16%	1.10%
Ratio of expenses to average net assets without waivers and reimbursements(6)	1.45% (5)	1.67%	1.73%	2.06%	1.83%	1.48%
Ratio of net investment income/(loss) to average net assets	(0.21)% (5)	(0.43)%	5.01% (2)	(0.38)%	(0.02)%	(0.16)%
Portfolio turnover rate	5% (7)	6%	26%	20%	20%	20%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Investment income/(loss) per share reflects special dividends received during the year which amounted to $0.42 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 2.34%.
(3)	Amount is less than $0.005 per share.
(4)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(5)	Annualized.
(6)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(7)	Not annualized.
The accompanying notes are an integral part of the financial statements.
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PRIVATE CAPITAL MANAGEMENT VALUE FUND
Notes to Financial Statements
October 31, 2023
(Unaudited)
1. Organization and Significant Accounting Policies
The Private Capital Management Value Fund (the “Fund”) is operating as a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on May 28, 2010. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares: Class C, Class I and Class R Shares. A 1.00% contingent deferred sales charge (“CDSC”) will be assessed when Class C shares are redeemed within 12 months after initial purchase; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker dealer was not paid a commission at the time of initial purchase. As of October 31, 2023, the Class C shares and the Class R shares have not yet commenced operations.
The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Portfolio Valuation – The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by the Adviser as "valuation designee" under the oversight of the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
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PRIVATE CAPITAL MANAGEMENT VALUE FUND
Notes to Financial Statements (Continued)
October 31, 2023
(Unaudited)
The following is a summary of the inputs used, as of October 31, 2023, in valuing the Fund's investments carried at fair value:
	Total Value at 10/31/23	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Common Stocks*	$ 51,600,085	$ 51,600,085	$ —	$ —
Short-Term Investment*	1,389,926	1,389,926	—	—
Total Assets	$ 52,990,011	$ 52,990,011	$ —	$ —

*	Please refer to Portfolio of Investments for further details on portfolio holdings.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.
For the six months ended October 31, 2023, there were no transfers in or out of Level 3.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The Fund may be subject to foreign taxes on certain foreign investments. The Fund will accrue such taxes and reclaims, as applicable, based upon the current interpretation of tax rules and regulations that exist in the market in which the Fund invests. General expenses of the Trust are generally allocated to each fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.
Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.
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PRIVATE CAPITAL MANAGEMENT VALUE FUND
Notes to Financial Statements (Continued)
October 31, 2023
(Unaudited)
Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.
The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currency transactions in the Statement of Operations.
Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
Currency Risk —The Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund's NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Fund is determined on the basis of U.S. dollars, the Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund's holdings in foreign securities.
Common Stock Risk — The Fund invests a substantial portion of its assets in common stocks. The value of the Fund’s portfolio will be affected by changes in stock markets. Commons stock represents an equity (ownership) interest in a company or other entity. At times, the stock markets can be volatile, and stock prices can change drastically. This market risk will affect the Fund’s net asset value, which will fluctuate as the values of the Fund’s portfolio securities and other assets change. In addition, other factors can adversely affect a particular stock’s price. Not all of these factors nor their affects can be predicted.
2. Transactions with Related Parties and Other Service Providers
Private Capital Management, LLC (the “Adviser”) serves as the investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.90% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, “Acquired Fund Fees and Expenses,” interest, extraordinary items and brokerage commissions do not exceed 1.20% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2024, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived
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PRIVATE CAPITAL MANAGEMENT VALUE FUND
Notes to Financial Statements (Continued)
October 31, 2023
(Unaudited)
and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.
As of October 31, 2023, the amount of potential recovery was as follows:
Expiration
04/30/2024	04/30/2025	04/30/2026	10/31/2026	Total
$101,895	$201,181	$198,031	$70,110	$571,217
For the six months ended October 31, 2023, the Adviser earned advisory fees of $256,120 and waived fees of $70,110.
The Fund has not recorded a commitment or contingent liability at October 31, 2023.
Other Service Providers
The Bank of New York Mellon ("BNY Mellon") serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
The Trust, on behalf of the Fund, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Fund and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Fund for these services are included in Transfer agent fees in the Statement of Operations.
Foreside Funds Distributors LLC (the "Underwriter") provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.
JW Fund Management LLC ("JWFM") provides a Principal Executive Officer and Principal Financial Officer to the Trust. Chenery Compliance Group, LLC ("Chenery") provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Chenery are compensated for their services provided to the Trust.
3. Investment in Securities
For the six months ended October 31, 2023, aggregated purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:
	Purchases	Sales
Investment Securities	$12,305,950	$2,158,681
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PRIVATE CAPITAL MANAGEMENT VALUE FUND
Notes to Financial Statements (Continued)
October 31, 2023
(Unaudited)
4. Capital Share Transactions
For the six months ended October 31, 2023 and the year ended April 30, 2023, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Six Months Ended October 31, 2023 (Unaudited)		For the Year Ended April 30, 2023
	Shares	Amount	Shares	Amount
Class I*
Sales	1,105,479	$ 16,713,570	1,348,146	$20,865,813
Reinvestments	—	—	92,532	1,363,918
Redemption Fees	—	2,746	—	7,385
Redemptions	(744,198)	(11,026,106)	(466,490)	(6,957,322)
Net increase	361,281	$ 5,690,210	974,188	$15,279,794

*	There is a 2.00% redemption fee that may be charged on shares redeemed which have been held 30 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.
5. Federal Tax Information
The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
For the year ended April 30, 2023, the tax character of distributions paid by the Fund was $464,697 of ordinary income dividends and $900,134 of long-term capital gains dividends. Distributions from net investment income and short-term gains are treated as ordinary income for federal income tax purposes.
As of April 30, 2023, the components of distributable earnings on a tax basis were as follows:
Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses
$392,355	$15,165,912	$(75,348)

The differences between the book and tax basis components of distributable earnings relate primarily to wash sale loss deferrals and passive foreign investment companies.
15

PRIVATE CAPITAL MANAGEMENT VALUE FUND
Notes to Financial Statements (Concluded)
October 31, 2023
(Unaudited)
At October 31, 2023, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:
Federal Tax Cost*	$43,252,437
Unrealized Appreciation	14,332,768
Unrealized Depreciation	(4,595,194)
Net Unrealized Appreciation	$ 9,737,574

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.
Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2023, the Fund had ordinary late year loss deferrals of $75,348.
Accumulated capital losses represent net capital loss carryforwards as of April 30, 2023 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2023, the Fund did not have any capital loss carryforwards.
6. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
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PRIVATE CAPITAL MANAGEMENT VALUE FUND
Statement Regarding Liquidity Risk Management Program
(Unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Board of Trustees (the “Board”) of FundVantage Trust, on behalf of the Private Capital Management Value Fund (the “Fund”), met on September 18-19, 2023 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the Fund, pursuant to the Liquidity Rule. The Board has appointed a committee of individuals to serve as the program administrator for the Fund’s Program (the “Program Committee”). At the Meeting, the Program Committee provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation and any material changes to the Program as of June 30, 2023 (the “Report”).
The Report described the Program’s liquidity classification methodology. It also described the Program Committee’s methodology in determining whether a Highly Liquid Investment Minimum (a “HLIM”) is necessary and noted that, given the composition of the Fund’s portfolio holdings, a HLIM was not currently required for the Fund.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing liquidity risk, as follow:
A. The Fund’s investment strategy and liquidity of Fund investments during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed the Fund’s strategy and its determination that the strategy remains appropriate for an open-end fund structure. This determination was based on the Fund’s holdings of Highly Liquid Investments, the diversification of holdings and the related average position size of the holdings.
B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed historical net redemption activity and noted that it used this information as a component to establish the Fund’s reasonably anticipated trading size. The Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Program Committee also took into consideration the Fund’s shareholder ownership concentration and the fact that the shares of the Fund are offered through intermediaries. The intermediary agreements increase the likelihood of large unanticipated redemptions, meaning a Fund may not have the ability to conduct an orderly sale of portfolio securities. The amount of assets a Fund has on these platforms is a significant factor in the ability of the Fund to meet redemption expectations. In light of the Fund’s holdings, it was noted that the Fund maintains a high level of liquidity to meet shareholder redemptions under both normal and stressed market conditions.
C. Holdings of cash and cash equivalents, as well as borrowing arrangements: As part of the Report, the Program Committee reviewed any changes in the Fund’s cash and cash equivalents positions in response to current/anticipated redemption activity or market conditions. It was noted that the Fund does not currently have a borrowing or other credit funding arrangement.
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PRIVATE CAPITAL MANAGEMENT VALUE FUND
Other Information
(Unaudited)
Proxy Voting
Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 568-1267 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.
Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) as an exhibit to its reports on Form N-PORT. The Fund's portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.
Board Considerations with Respect to the Approval of the Continuation of the Investment Advisory Agreement with Private Capital Management, LLC
At an in-person meeting held on September 18-19, 2023 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement between Private Capital Management, LLC (“PCM” or the “Adviser”) and the Trust (the “PCM Agreement”) on behalf of the Private Capital Management Value Fund (“PCM Fund”). At the Meeting, the Board considered the continuation of the PCM Agreement with respect to the PCM Fund for an additional one-year period.
In determining whether to continue the PCM Agreement for an additional one year period, the Trustees, including the Independent Trustees, considered information provided by the Adviser in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “PCM 15(c) Response”) regarding (i) services performed by PCM for the PCM Fund, (ii) the composition and qualifications of PCM’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the portfolio managers’ management of the PCM Fund, (iv) investment performance of the PCM Fund, (v) the financial condition of PCM, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the PCM Fund and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on PCM’s ability to service the PCM Fund, and (x) compliance with the PCM Fund’s investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. In addition to the information in the PCM 15(c) Response, the Trustees received additional information at Board meetings throughout the year covering matters such as the performance of the PCM Fund compared to its Lipper Index and its benchmark; compliance with the PCM Fund’s investment objectives, policies, strategies and limitations; the compliance of portfolio management personnel with applicable codes of ethics; and the adherence to pricing procedures as established by the Board.
The Board noted that representatives of PCM joined the Meeting via videoconference and discussed PCM’s history, performance, investment strategy, and compliance program. Representatives of PCM responded to questions from the Board. In addition to the PCM 15(c) Response, the Trustees also considered other factors they believed to be relevant to considering the continuation of the PCM Agreement, including the matters discussed below. In their deliberations, the Trustees did not identify any particular information as controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the PCM Fund and PCM, as provided by the terms of the PCM Agreement, including the advisory fees under the PCM Agreement, was fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.
Based on the PCM 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided by PCM are appropriate and consistent with the terms of the PCM Agreement, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the PCM Fund is likely to benefit from the continued provision of those services, (iv) PCM has sufficient personnel, with the appropriate skills and experience, to serve the PCM Fund effectively and has demonstrated
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PRIVATE CAPITAL MANAGEMENT VALUE FUND
Other Information (Concluded)
(Unaudited)
its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the PCM Fund is likely to continue under the PCM Agreement.
The Trustees considered the investment performance for the PCM Fund and PCM. The Trustees reviewed the historical performance of the PCM Fund for the year-to-date, one-year, three-year, five-year and ten-year periods ended June 30, 2023, as compared to the Lipper Small-Cap Core Classification and the Russell 2000 Total Return Index. The Trustees noted that the PCM Fund’s Class I shares outperformed the Lipper Small-Cap Core Classification for the one-year, three-year, five-year and ten-year periods ended June 30, 2023, and underperformed for the year-to-date period ended June 30, 2023. The Trustees further noted that the PCM Fund outperformed the Russell 2000 Total Return Index for the one-year, three-year, five-year and ten-year periods ended June 30, 2023, and underperformed for the year-to-date period ended June 30, 2023.
The Trustees also considered information regarding PCM’s advisory fee and an analysis of the fee in relation to the delivery of services to the PCM Fund and any other ancillary benefit resulting from PCM’s relationship with the PCM Fund. The Trustees considered the fees that PCM charges to its separately managed accounts, and evaluated the explanations provided by PCM as to differences in fees charged to the PCM Fund and separately managed accounts. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the PCM Fund versus other funds in the PCM Fund’s Lipper category (the “Peer Group”). The Trustees noted that, for the PCM Fund’s Class I shares, the contractual advisory fee and net total expense ratio for the Fund were each higher than but within the range of the median of the contractual advisory fee and net total expense ratio of the Peer Group. The Trustees concluded that the advisory fees and services provided by PCM are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the PCM Fund based on the information provided at the Meeting.
The Trustees considered the costs of the services provided by PCM, the compensation and benefits received by PCM in providing services to the PCM Fund, the profitability and certain additional information related to the financial condition of PCM. In addition, the Trustees considered any direct or indirect revenues received by affiliates of PCM. The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the PCM Fund grows, and whether the advisory fee level reflects those economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of shareholders should be achieved if assets of the PCM Fund increase because fixed expenses will be spread across a larger asset base. The Trustees also noted that the PCM Fund’s advisory fee does not include “breakpoint” reductions in the advisory fee rates at specific asset levels but that PCM has contractually agreed to waive fees and/or reimburse certain expenses of the PCM Fund for the benefit of shareholders.
At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the PCM Agreement for an additional one-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.
19

Investment Adviser
Private Capital Management, LLC
8889 Pelican Bay Boulevard
Suite 500
Naples, FL 34108
Administrator
The Bank of New York Mellon
301 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Principal Underwriter
Foreside Funds Distributors LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042
Legal Counsel
Troutman Pepper Hamilton Sanders LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
PRI-1023

Quality Dividend Fund
of
FundVantage Trust
Class A
Class C
Institutional Class
SEMI-ANNUAL REPORT
October 31, 2023
(Unaudited)
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

QUALITY DIVIDEND FUND
Semi-Annual Report
Performance Data
October 31, 2023
(Unaudited)
Average Annual Total Returns for the Periods Ended October 31, 2023
	Six Months†	1 Year	3 Years	5 Years	10 Years
Class A (with sales charge)	-14.87%	-13.57%	5.50%	3.09%	5.01%
Class A (without sales charge)	-9.68%	-8.30%	7.60%	4.31%	5.63%
S&P 500® Low Volatility High Dividend Index	-7.60%	-6.87%	10.05%	3.55%	7.53%
Average Annual Total Returns for the Periods Ended October 31, 2023
	Six Months†	1 Year	3 Years	5 Years	10 Years
Class C (with CDSC charge)	-10.87%	-9.68%	6.79%	3.56%	4.86%
Class C (without CDSC charge)	-9.99%	-8.91%	6.79%	3.56%	4.86%
S&P 500® Low Volatility High Dividend Index	-7.60%	-6.87%	10.05%	3.55%	7.53%
Average Annual Total Returns for the Periods Ended October 31, 2023††
	Six Months†	1 Year	3 Years	5 Years	Since Inception
Institutional Class	-9.49%	-7.99%	7.88%	4.60%	5.52%
S&P 500® Low Volatility High Dividend Index	-7.60%	-6.87%	10.05%	3.55%	4.53% *

†	Not Annualized.
††	The Quality Dividend Fund (the "Fund”) Institutional Class commenced operations on October 4, 2016.
*	Benchmark performance is from the inception date of Institutional Class shares and is not the inception date of the benchmark itself.
The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 201-5799.
The returns of Class A shares reflect a deduction for the maximum front end sales charge of 5.75%. The returns shown for Class C shares reflect a maximum deferred sales charge of 1.00% that may apply to Class C shares when shares are redeemed within 12 months after initial purchase.
The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”, as stated in the current prospectus dated September 1, 2023, are 1.55% and 1.24%, respectively, for Class A shares, 2.30% and 1.99%, respectively, for Class C shares and 1.30% and 0.99%, respectively, for Institutional Class shares of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. EquityCompass Investment Management, LLC (“EquityCompass” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items and brokerage commissions) do not exceed 0.99% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in effect until August 31, 2024, unless the Board of Trustees (“Board of Trustees”) of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. Total fees would be higher had such fees and expenses not been waived and/or reimbursed.
A 1.00% redemption fee applies to shares redeemed within 60 days of purchase. The redemption fee is not reflected in the returns shown above.
1

QUALITY DIVIDEND FUND
Semi-Annual Report
Performance Data (Concluded)
October 31, 2023
(Unaudited)
The Fund evaluates its performance as compared to that of the S&P 500® Low Volatility High Dividend Index. The S&P 500® Low Volatility High Dividend Index measures the performance of the 50-least volatile high dividend-yielding stocks in the S&P 500®. The index is designed to serve as a benchmark for income-seeking investors in the U.S. equity market. It is impossible to invest directly in an index.
Mutual fund investing involves risk, including possible loss of principal. The Fund’s dividend income and distributions will fluctuate, and at times the Fund may underperform other funds that invest more broadly or that have different investment styles. Some of the assets in which the Fund may invest entail special risks. Foreign stocks may be affected by currency fluctuations, social and political instability, and lax regulatory and financial reporting standards. Master Limited Partnerships ("MLPs") may fluctuate abruptly in value and be difficult to liquidate. Real Estate Investment Trusts ("REITs") entail risks related to real estate, such as tenant defaults, declining occupancy rates, and falling property values due to deteriorating economic conditions. Listed REIT stocks may fluctuate erratically in market price while non-listed REITs may be illiquid.
2

QUALITY DIVIDEND FUND
Fund Expense Disclosure
October 31, 2023
(Unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2023 through October 31, 2023 and held for the entire period.
Actual Expenses
The first line of each accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Examples for Comparison Purposes
The second line of each accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any) or redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value May 1, 2023*	Ending Account Value October 31, 2023	Annualized Expense Ratio	Expenses Paid During Period
Quality Dividend Fund
Class A
Actual	$1,000.00	$ 903.20	1.24%	$ 5.93
Hypothetical (5% return before expenses)	1,000.00	1,018.90	1.24%	6.29
Class C
Actual	$1,000.00	$ 900.10	1.99%	$ 9.50
Hypothetical (5% return before expenses)	1,000.00	1,015.13	1.99%	10.08
Institutional Class
Actual	$1,000.00	$ 905.10	0.99%	$ 4.74
Hypothetical (5% return before expenses)	1,000.00	1,020.16	0.99%	5.03

*	Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2023 of 1.24%, 1.99% and 0.99% for Class A, Class C and Institutional Class shares, respectively, for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 366 to reflect the period. The Fund’s ending account values on the first line in the table are based on the actual six-month total returns for the Fund of (9.68)%, (9.99)% and (9.49)% for Class A, Class C and Institutional Class shares, respectively.
3

Quality Dividend Fund
Portfolio Holdings Summary Table
October 31, 2023
(Unaudited)
The following table presents a summary by sector of the portfolio holdings of the Fund:
	% of Net Assets	Value
COMMON STOCKS:
Oil, Gas & Consumable Fuels	11.0%	$ 5,282,194
Biotechnology	10.9	5,236,704
Banks	9.5	4,552,869
Pharmaceuticals	8.2	3,965,798
Information Technology Services	4.3	2,055,190
Semiconductors & Semiconductor Equipment	4.1	1,972,065
Tobacco	4.1	1,953,228
Containers & Packaging	4.0	1,921,531
Insurance	3.9	1,893,540
Communications Equipment	3.9	1,889,660
Machinery	3.8	1,851,368
Industrial Conglomerates	3.8	1,840,009
Specialty Retail	3.7	1,779,550
Personal Care Products	3.5	1,680,357
Capital Markets	3.5	1,670,902
Household Products	3.4	1,619,447
Real Estate Investment Trusts	3.2	1,525,895
Consumer Staples Distribution & Retail	3.0	1,443,704
Air Freight & Logistics	2.8	1,365,181
Chemicals	2.8	1,358,866
Household Durables	2.3	1,089,097
Total Common Stocks	99.7	47,947,155
Other Assets in Excess of Liabilities	0.3	149,608
NET ASSETS	100.0%	$48,096,763

Portfolio holdings are subject to change at any time.
The accompanying notes are an integral part of the financial statements.
4

QUALITY DIVIDEND FUND
Portfolio of Investments
October 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 99.7%
Air Freight & Logistics — 2.8%
United Parcel Service, Inc., Class B	9,665	$ 1,365,181
Banks — 9.5%
JPMorgan Chase & Co.	13,645	1,897,474
Truist Financial Corp.	46,865	1,329,091
US Bancorp	41,603	1,326,304
		4,552,869
Biotechnology — 10.9%
AbbVie, Inc.	10,862	1,533,497
Amgen, Inc.	6,898	1,763,819
Gilead Sciences, Inc.	24,693	1,939,388
		5,236,704
Capital Markets — 3.5%
T Rowe Price Group, Inc.	18,463	1,670,902
Chemicals — 2.8%
International Flavors & Fragrances, Inc.	19,881	1,358,866
Communications Equipment — 3.9%
Cisco Systems, Inc.	36,249	1,889,660
Consumer Staples Distribution & Retail — 3.0%
Target Corp.	13,031	1,443,704
Containers & Packaging — 4.0%
International Paper Co.	56,968	1,921,531
Household Durables — 2.3%
Whirlpool Corp.	10,416	1,089,097
Household Products — 3.4%
Kimberly-Clark Corp.	13,536	1,619,447
Industrial Conglomerates — 3.8%
3M Co.	20,231	1,840,009
Information Technology Services — 4.3%
International Business Machines Corp.	14,209	2,055,190
Insurance — 3.9%
Prudential Financial, Inc.	20,708	1,893,540
	Number of Shares	Value
COMMON STOCKS — (Continued)
Machinery — 3.8%
Stanley Black & Decker, Inc.	21,768	$ 1,851,368
Oil, Gas & Consumable Fuels — 11.0%
Chevron Corp.	11,805	1,720,343
Enbridge, Inc. (Canada)	55,482	1,777,643
Exxon Mobil Corp.	16,856	1,784,208
		5,282,194
Personal Care Products — 3.5%
Unilever PLC, SP ADR (United Kingdom)	35,488	1,680,357
Pharmaceuticals — 8.2%
Merck & Co., Inc.	17,231	1,769,624
Organon & Co.	40,861	604,334
Pfizer, Inc.	52,089	1,591,840
		3,965,798
Real Estate Investment Trusts — 3.2%
Crown Castle, Inc.	16,411	1,525,895
Semiconductors & Semiconductor Equipment — 4.1%
QUALCOMM, Inc.	18,094	1,972,065
Specialty Retail — 3.7%
Best Buy Co., Inc.	26,632	1,779,550
Tobacco — 4.1%
Philip Morris International, Inc.	21,907	1,953,228
TOTAL COMMON STOCKS (Cost $49,557,097)		47,947,155

TOTAL INVESTMENTS - 99.7% (Cost $49,557,097)		47,947,155
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		149,608
NET ASSETS - 100.0%		$48,096,763
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

The accompanying notes are an integral part of the financial statements.
5

QUALITY DIVIDEND FUND
Statement of Assets and Liabilities
October 31, 2023
(Unaudited)
Assets
Investments, at value (Cost $49,557,097)	$47,947,155
Cash and cash equivalents	232,922
Receivables:
Capital shares sold	472
Dividends	17,605
Prepaid expenses and other assets	15,109
Total Assets	48,213,263
Liabilities
Payables:
Shareholder reporting fees	24,424
Distribution fees (Class A and Class C)	21,843
Audit fees	16,924
Transfer agent fees	14,043
Legal fees	10,898
Capital shares redeemed	7,598
Custodian fees	5,909
Administration and accounting fees	5,852
Investment adviser	4,081
Shareholder servicing fees	1,385
Accrued expenses	3,543
Total Liabilities	116,500
Contingencies and Commitments (Note 2)	—
Net Assets	$48,096,763
Net Assets Consisted of:
Capital stock, $0.01 par value	$ 47,287
Paid-in capital	51,907,383
Total distributable loss	(3,857,907)
Net Assets	$48,096,763
Class A Shares:
Net assets	$30,355,115
Shares outstanding	2,989,350
Net asset value, redemption price per share	$ 10.15
Maximum offering price per share (100/94.25 of $10.15)	$ 10.77
Class C Shares:
Net assets	$ 6,334,073
Shares outstanding	613,842
Net asset value, offering and redemption price per share	$ 10.32
Institutional Class Shares:
Net assets	$11,407,575
Shares outstanding	1,125,524
Net asset value, offering and redemption price per share	$ 10.14
The accompanying notes are an integral part of the financial statements.
6

QUALITY DIVIDEND FUND
Statement of Operations
For the Six Months Ended October 31, 2023
(Unaudited)
Investment income
Dividends	$ 1,213,933
Less: foreign taxes withheld	(11,342)
Total investment income	1,202,591
Expenses
Advisory fees(Note 2)	163,019
Transfer agent fees(Note 2)	45,982
Distribution fees (Class A)(Note 2)	41,920
Administration and accounting fees(Note 2)	29,493
Distribution fees (Class C)(Note 2)	29,245
Registration and filing fees	29,194
Legal fees	23,049
Trustees’ and officers’ fees(Note 2)	22,302
Shareholder reporting fees	21,356
Audit fees	16,970
Shareholder servicing fees (Class C)	9,748
Custodian fees(Note 2)	9,002
Other expenses	6,426
Total expenses before waivers and reimbursements	447,706
Less: waivers and reimbursements(Note 2)	(97,811)
Net expenses after waivers and reimbursements	349,895
Net investment income	852,696
Net realized and unrealized gain/(loss) from investments:
Net realized loss from investments	(2,787,137)
Net realized loss from foreign currency transactions	(421)
Net change in unrealized depreciation on investments	(3,409,229)
Net realized and unrealized loss on investments	(6,196,787)
Net decrease in net assets resulting from operations	$ (5,344,091)
The accompanying notes are an integral part of the financial statements.
7

QUALITY DIVIDEND FUND
Statements of Changes in Net Assets
	For the Six Months Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023
Net increase/(decrease) in net assets from operations:
Net investment income	$ 852,696	$ 1,774,627
Net realized gains/(losses) from investments and foreign currency transactions	(2,787,558)	2,720,403
Net change in unrealized depreciation on investments	(3,409,229)	(6,570,580)
Net decrease in net assets resulting from operations	(5,344,091)	(2,075,550)
Less dividends and distributions to shareholders from:
Total distributable earnings:
Class A	(706,532)	(6,438,105)
Class C	(132,601)	(1,658,587)
Institutional Class	(291,905)	(2,493,981)
Net decrease in net assets from dividends and distributions to shareholders	(1,131,038)	(10,590,673)
Increase/(decrease) in net assets derived from capital share transactions (Note 4)	(3,661,622)	5,202,545
Total decrease in net assets	(10,136,751)	(7,463,678)
Net assets
Beginning of period	58,233,514	65,697,192
End of period	$ 48,096,763	$ 58,233,514
The accompanying notes are an integral part of the financial statements.
8

QUALITY DIVIDEND FUND
Financial Highlights

Contained below is per share operating performance data for Class A shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the Six Months Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019
Per Share Operating Performance
Net asset value, beginning of period	$ 11.48	$ 14.10	$ 13.99	$ 10.47	$ 13.02	$ 12.29
Net investment income(1)	0.18	0.37	0.34	0.37	0.34	0.33
Net realized and unrealized gain/(loss) on investments	(1.28)	(0.71)	0.39	3.51	(1.80)	1.36
Total from investment operations	(1.10)	(0.34)	0.73	3.88	(1.46)	1.69
Dividends and distributions to shareholders from:
Net investment income	(0.23)	(0.36)	(0.38)	(0.36)	(0.34)	(0.38)
Net realized capital gains	—	(1.92)	(0.24)	—	(0.74)	(0.58)
Return of capital	—	—	—	—	(0.01)	—
Total dividends and distributions to shareholders	(0.23)	(2.28)	(0.62)	(0.36)	(1.09)	(0.96)
Redemption fees	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of period	$ 10.15	$ 11.48	$ 14.10	$ 13.99	$ 10.47	$ 13.02
Total investment return(3)	(9.68)%	(3.00)%	5.25%	37.87%	(12.46)%	14.66%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$30,355	$35,727	$40,081	$37,392	$28,816	$40,283
Ratio of expenses to average net assets	1.24% (4)	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of expenses to average net assets without waivers and/or reimbursements(5)	1.60% (4)	1.55%	1.42%	1.50%	1.36%	1.41%
Ratio of net investment income to average net assets	3.19% (4)	2.89%	2.38%	3.20%	2.74%	2.62%
Portfolio turnover rate	13% (6)	22%	32%	28%	38%	37%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return does not reflect the impact of the maximum front-end sales load of 5.75% or any applicable sales charge. If reflected, the return would be lower.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.
9

QUALITY DIVIDEND FUND
Financial Highlights (Continued)

Contained below is per share operating performance data for Class C shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class C
	For the Six Months Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019
Per Share Operating Performance
Net asset value, beginning of period	$11.66	$14.26	$ 14.07	$ 10.52	$ 13.07	$ 12.34
Net investment income(1)	0.14	0.28	0.24	0.28	0.25	0.24
Net realized and unrealized gain/(loss) on investments	(1.29)	(0.71)	0.37	3.54	(1.80)	1.36
Total from investment operations	(1.15)	(0.43)	0.61	3.82	(1.55)	1.60
Dividends and distributions to shareholders from:
Net investment income	(0.19)	(0.25)	(0.18)	(0.27)	(0.25)	(0.29)
Net realized capital gains	—	(1.92)	(0.24)	—	(0.74)	(0.58)
Return of capital	—	—	—	—	(0.01)	—
Total dividends and distributions to shareholders	(0.19)	(2.17)	(0.42)	(0.27)	(1.00)	(0.87)
Redemption fees	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of period	$10.32	$11.66	$ 14.26	$ 14.07	$ 10.52	$ 13.07
Total investment return(3)	(9.99)%	(3.68)%	4.39%	36.91%	(13.10)%	13.73%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$6,334	$8,839	$12,527	$16,740	$19,255	$24,326
Ratio of expenses to average net assets	1.99% (4)	1.99%	1.99%	1.99%	1.99%	1.99%
Ratio of expenses to average net assets without waivers and/or reimbursements(5)	2.35% (4)	2.30%	2.17%	2.25%	2.11%	2.16%
Ratio of net investment income to average net assets	2.44% (4)	2.14%	1.63%	2.45%	1.99%	1.87%
Portfolio turnover rate	13% (6)	22%	32%	28%	38%	37%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect any applicable sales charge.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.
10

QUALITY DIVIDEND FUND
Financial Highlights (Concluded)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019
Per Share Operating Performance
Net asset value, beginning of period	$ 11.46	$ 14.08	$ 14.00	$ 10.47	$ 13.03	$ 12.30
Net investment income(1)	0.19	0.40	0.38	0.40	0.37	0.36
Net realized and unrealized gain/(loss) on investments	(1.26)	(0.71)	0.38	3.52	(1.80)	1.36
Total from investment operations	(1.07)	(0.31)	0.76	3.92	(1.43)	1.72
Dividends and distributions to shareholders from:
Net investment income	(0.25)	(0.39)	(0.44)	(0.39)	(0.38)	(0.41)
Net realized capital gains	—	(1.92)	(0.24)	—	(0.74)	(0.58)
Return of capital	—	—	—	—	(0.01)	—
Total dividends and distributions to shareholders	(0.25)	(2.31)	(0.68)	(0.39)	(1.13)	(0.99)
Redemption fees	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of period	$ 10.14	$ 11.46	$ 14.08	$ 14.00	$ 10.47	$ 13.03
Total investment return(3)	(9.49)%	(2.75)%	5.48%	38.31%	(12.29)%	14.94%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$11,408	$13,667	$13,089	$12,076	$10,570	$10,562
Ratio of expenses to average net assets	0.99% (4)	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets without waivers and/or reimbursements(5)	1.35% (4)	1.30%	1.17%	1.25%	1.11%	1.17%
Ratio of net investment income to average net assets	3.44% (4)	3.14%	2.63%	3.45%	2.99%	2.87%
Portfolio turnover rate	13% (6)	22%	32%	28%	38%	37%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.
11

QUALITY DIVIDEND FUND
Notes to Financial Statements
October 31, 2023
(Unaudited)
1. Organization and Significant Accounting Policies
The Quality Dividend Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on September 30, 2013. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares: Class A, Class C and Institutional Class shares. Class A shares are subject to a front end sales charge of 5.75%. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”), as a percentage of the lower of the original purchase price or net asset value at redemption, of 1.00% may be imposed on full or partial redemptions of Class A shares made within twelve months of purchase where: (i) $1 million or more of Class A shares was purchased without an initial sales charge, and (ii) the selling broker-dealer received a commission for such sale. A CDSC of 1.00% may apply to Class C shares when shares are redeemed within 12 months after initial purchase where the selling broker-dealer received a commission for such sale.
The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Portfolio Valuation — The Quality Dividend Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by the Adviser as "valuation designee" under the oversight of the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
12

QUALITY DIVIDEND FUND
Notes to Financial Statements (Continued)
October 31, 2023
(Unaudited)
The following is a summary of the inputs used, as of October 31, 2023, in valuing the Fund's investments carried at fair value:
	Total Value at 10/31/23	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Investments in Securities*	$ 47,947,155	$ 47,947,155	$ —	$ —

*	Please refer to Portfolio of Investments for further details on portfolio holdings.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.
For the six months ended October 31, 2023, there were no transfers in or out of Level 3.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The Fund may be subject to foreign taxes on income, a portion of which may be recoverable. The Fund applies for refunds where available. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.
MLP Common Units — Master Limited Partnership (“MLP”) common units represent limited partnership interests in the MLP. Common units are generally listed and traded on the U.S. securities exchanges or OTC with their value fluctuating predominantly based on the success of the MLP. Unlike owners of common stock of a corporation, owners of MLP common units have limited voting
13

QUALITY DIVIDEND FUND
Notes to Financial Statements (Continued)
October 31, 2023
(Unaudited)
rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. In the event of liquidation, common unit holders have preference over subordinated units, but not debt holders or preferred unit holders, to remaining assets of the MLP.
Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.
Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
2.  Transactions with Related Parties and Other Service Providers
EquityCompass Investment Management, LLC (“EquityCompass” or the “Adviser”), serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 0.60% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items and brokerage commissions) do not exceed 0.99% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in effect until August 31, 2024, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. As of October 31, 2023, the amount of potential recovery was as follows:
Expiration
04/30/2024	04/30/2025	04/30/2026	10/31/2026	Total
$81,594	$117,125	$193,865	$97,811	$490,395
For the six months ended October 31, 2023, the Adviser earned advisory fees of $163,019 and waived fees of $97,811.
The Fund has not recorded a commitment or contingent liability at October 31, 2023.
Other Service Providers
The Bank of New York Mellon ("BNY Mellon") serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average
14

QUALITY DIVIDEND FUND
Notes to Financial Statements (Continued)
October 31, 2023
(Unaudited)
daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Fund. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
The Trust, on behalf of the Fund, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Fund and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Fund for these services are included in Transfer agent fees in the Statement of Operations.
Foreside Funds Distributors LLC (the "Underwriter") provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.
The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A and Class C shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A and Class C shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% and 1.00% (0.75% Rule 12b-1 distribution fee and 0.25% shareholder service fee) on an annualized basis of the average daily net assets of the Fund’s Class A and Class C shares, respectively.
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.
JW Fund Management LLC ("JWFM") provides a Principal Executive Officer and Principal Financial Officer to the Trust. Chenery Compliance Group, LLC ("Chenery") provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Chenery are compensated for their services provided to the Trust.
3. Investment in Securities
For the six months ended October 31, 2023, aggregated purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:
	Purchases	Sales
Investment Securities	$6,853,599	$10,760,339
15

QUALITY DIVIDEND FUND
Notes to Financial Statements (Continued)
October 31, 2023
(Unaudited)
4. Capital Share Transactions
For the six months ended October 31, 2023 and the year ended April 30, 2023, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Six Months Ended October 31, 2023 (Unaudited)		For the Year Ended April 30, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	177,821	$ 1,972,057	333,696	$ 4,301,074
Reinvestments	52,868	577,796	429,606	5,244,892
Redemption Fees*	—	273	—	3,575
Redemptions	(352,838)	(3,875,997)	(494,842)	(6,226,587)
Net increase/(decrease)	(122,149)	$(1,325,871)	268,460	$ 3,322,954

Class C
Sales	27,766	$ 308,631	79,237	$ 1,062,343
Reinvestments	10,476	116,782	116,813	1,446,920
Redemption Fees*	—	60	—	999
Redemptions	(182,500)	(2,050,049)	(316,345)	(4,139,090)
Net decrease	(144,258)	$(1,624,576)	(120,295)	$(1,628,828)

Institutional Class
Sales	22,844	$ 246,665	317,012	$ 4,259,775
Reinvestments	21,982	239,842	152,919	1,863,327
Redemption Fees*	—	104	—	1,320
Redemptions	(111,757)	(1,197,786)	(207,265)	(2,616,003)
Net increase/(decrease)	(66,931)	$ (711,175)	262,666	$ 3,508,419

Total net increase/(decrease)	(333,338)	$(3,661,622)	410,831	$ 5,202,545

*	There is a 1.00% redemption fee that may be charged on shares redeemed which have been held 60 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.
5. Federal Tax Information
The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
For the year ended April 30, 2023, the tax character of distributions paid by the Fund was $1,920,266 of ordinary income dividends and $8,670,407 of long-term capital gains dividends.
16

QUALITY DIVIDEND FUND
Notes to Financial Statements (Concluded)
October 31, 2023
(Unaudited)
As of April 30, 2023, the components of distributable earnings on a tax basis were as follows:
Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Temporary Differences
$271,324	$709,118	$1,640,575	$(3,795)

The differences between the book and tax basis components of distributable earnings relate primarily to the non-deductible expenses and wash sale loss deferrals.
At October 31, 2023, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:
Federal Tax Cost*	$49,557,097
Unrealized Appreciation	5,785,060
Unrealized Depreciation	(7,395,002)
Net Unrealized Depreciation	$ (1,609,942)

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.
Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2023, the Fund had no short-term capital loss deferrals, no long-term capital loss deferrals or ordinary loss deferrals.
Accumulated capital losses represent net capital loss carryforwards as of April 30, 2023 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2023, the Fund did not have any capital loss carryforwards.
6. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
17

QUALITY DIVIDEND FUND
Statement Regarding Liquidity Risk Management Program
(Unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Board of Trustees (the “Board”) of FundVantage Trust, on behalf of the Quality Dividend Fund (the “Fund”), met on September 18-19, 2023 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the Fund, pursuant to the Liquidity Rule. The Board has appointed a committee of individuals to serve as the program administrator for the Fund’s Program (the “Program Committee”). At the Meeting, the Program Committee provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation and any material changes to the Program as of June 30, 2023 (the “Report”).
The Report described the Program’s liquidity classification methodology. It also described the Program Committee’s methodology in determining whether a Highly Liquid Investment Minimum (a “HLIM”) is necessary and noted that, given the composition of the Fund’s portfolio holdings, a HLIM was not currently required for the Fund.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing liquidity risk, as follow:
A. The Fund’s investment strategy and liquidity of Fund investments during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed the Fund’s strategy and its determination that the strategy remains appropriate for an open-end fund structure. This determination was based on the Fund’s holdings of Highly Liquid Investments, the diversification of holdings and the related average position size of the holdings.
B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed historical net redemption activity and noted that it used this information as a component to establish the Fund’s reasonably anticipated trading size. The Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Program Committee also took into consideration the Fund’s shareholder ownership concentration and the fact that the shares of the Fund are offered through intermediaries. The intermediary agreements increase the likelihood of large unanticipated redemptions, meaning a Fund may not have the ability to conduct an orderly sale of portfolio securities. The amount of assets a Fund has on these platforms is a significant factor in the ability of the Fund to meet redemption expectations. In light of the Fund’s holdings, it was noted that the Fund maintains a high level of liquidity to meet shareholder redemptions under both normal and stressed market conditions.
C. Holdings of cash and cash equivalents, as well as borrowing arrangements: As part of the Report, the Program Committee reviewed any changes in the Fund’s cash and cash equivalents positions in response to current/anticipated redemption activity or market conditions. It was noted that the Fund does not currently have a borrowing or other credit funding arrangement.
18

QUALITY DIVIDEND FUND
Other Information
(Unaudited)
Proxy Voting
Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 201-5799 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.
Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) as an exhibit to its reports on Form N-PORT. The Fund's portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.
Board Considerations with Respect to the Approval of the Continuation of the Investment Advisory Agreement with EquityCompass Investment Management, LLC for the Quality Dividend Fund
At an in-person meeting held on September 18-19, 2023 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement between EquityCompass Investment Management, LLC (“EquityCompass” or the “Adviser”) and the Trust (the “EquityCompass Agreement”) on behalf of the Quality Dividend Fund. At the Meeting, the Board considered the continuation of the EquityCompass Agreement with respect to the Quality Dividend Fund for an additional one-year period.
In determining whether to continue the EquityCompass Agreement for an additional one-year period, the Trustees, including the Independent Trustees, considered information provided by the Adviser in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “EquityCompass 15(c) Response”) regarding (i) services performed by EquityCompass for the Quality Dividend Fund, (ii) the composition and qualifications of EquityCompass’ portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the portfolio managers’ management of the Quality Dividend Fund, (iv) investment performance of the Quality Dividend Fund, (v) the financial condition of EquityCompass’ parent company, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Quality Dividend Fund and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on EquityCompass’ ability to service the Quality Dividend Fund, and (x) compliance with the Quality Dividend Fund’s investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. In addition to the information in the EquityCompass 15(c) Response, the Trustees received additional information at Board meetings throughout the year covering matters such as the performance of the Quality Dividend Fund compared to its Lipper Classification and its benchmark; compliance with the Quality Dividend Fund’s investment objectives, policies, strategies and limitations; the compliance of portfolio management personnel with applicable codes of ethics; and the adherence to pricing procedures as established by the Board.
The Board noted that representatives of EquityCompass joined the Meeting via videoconference and discussed EquityCompass’ history, performance, investment strategy, and compliance program. Representatives of EquityCompass responded to questions from the Board. In addition to the EquityCompass 15(c) Response, the Trustees also considered other factors they believed to be relevant to considering the continuation of the EquityCompass Agreement, including the matters discussed below. In their deliberations, the Trustees did not identify any particular information as controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the Quality Dividend Fund and EquityCompass, as provided by the terms of the EquityCompass Agreement, including the advisory fees under the EquityCompass Agreement, was fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.
19

QUALITY DIVIDEND FUND
Other Information (Concluded)
(Unaudited)
Based on the EquityCompass 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided by EquityCompass are appropriate and consistent with the terms of the EquityCompass Agreement, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the Quality Dividend Fund is likely to benefit from the continued provision of those services, (iv) EquityCompass has sufficient personnel, with the appropriate skills and experience, to serve the Quality Dividend Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the Quality Dividend Fund is likely to continue under the EquityCompass Agreement.
The Trustees considered the investment performance for the Quality Dividend Fund and EquityCompass. The Trustees reviewed the historical performance of the Quality Dividend Fund for the year-to-date, one-year, three-year, five-year and since inception (October 4, 2016) periods ended June 30, 2023, as compared to the Lipper Global Equity Income Classification and the Russell 1000 Value Total Return Index. The Trustees noted that the Quality Dividend Fund’s Institutional Class shares outperformed the Lipper Global Equity Income Classification for the three-year, five-year and since inception periods ended June 30, 2023, and underperformed for the year-to-date and one-year periods ended June 30, 2023. The Trustees further noted that the Quality Dividend Fund underperformed the Russell 1000 Value Total Return Index for the year-to-date, one-year, three-year, five-year and ten-year periods ended June 30, 2023.
The Trustees also considered information regarding EquityCompass’ advisory fee and an analysis of the fee in relation to the delivery of services to the Quality Dividend Fund and any other ancillary benefit resulting from EquityCompass’ relationship with the Quality Dividend Fund. The Trustees considered the fees that EquityCompass charges to its separately managed accounts, and evaluated the explanations provided by EquityCompass as to differences in fees charged to the Quality Dividend Fund and separately managed accounts. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Quality Dividend Fund versus other funds in the Quality Dividend Fund’s Lipper category (the “Peer Group”). The Trustees noted that, for the Quality Dividend Fund’s Institutional Class shares, the contractual advisory fee and net total expense ratio for the Fund were each lower than the median of the contractual advisory fee and net total expense ratio of the Peer Group. The Trustees concluded that the advisory fees and services provided by EquityCompass are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Quality Dividend Fund based on the information provided at the Meeting.
The Trustees considered the costs of the services provided by EquityCompass, the compensation and benefits received by EquityCompass in providing services to the Quality Dividend Fund, the profitability and certain additional information related to the financial condition of EquityCompass’ parent company. In addition, the Trustees considered any direct or indirect revenues received by affiliates of EquityCompass.
The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Quality Dividend Fund grows, and whether the advisory fee level reflects those economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of shareholders should be achieved if assets of the Quality Dividend Fund increase because fixed expenses will be spread across a larger asset base. The Trustees also noted that the Quality Dividend Fund’s advisory fee does not include “breakpoint” reductions in the advisory fee rates at specific asset levels but that EquityCompass has contractually agreed to waive fees and/or reimburse certain expenses of the Quality Dividend Fund for the benefit of shareholders.
At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the EquityCompass Agreement for an additional one-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.
20

Investment Adviser
EquityCompass Investment Management, LLC
One South Street
Baltimore, MD 21202
Administrator
The Bank of New York Mellon
301 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Principal Underwriter
Foreside Funds Distributors LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103-7096
Legal Counsel
Troutman Pepper Hamilton Sanders LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
QUA-1023

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date:     January 2, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date:     January 2, 2024

By (Signature and Title)*	/s/ Christine S. Catanzaro
Christine S. Catanzaro, Treasurer and
Chief Financial Officer
(principal financial officer)

Date:     January 2, 2024

* Print the name and title of each signing officer under his or her signature.